                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

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This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2021, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is April 30, 2021.

TABLE OF CONTENTS

The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-4
   Transfer of Annuity Units.................................................................................... B-4
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     BNY Mellon Variable Investment Fund -- Government Money Market Portfolio................................... B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-9
   Statement of Values.......................................................................................... B-9
   Trust as Owner or Beneficiary................................................................................ B-9
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"), a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers.

On October 21, 2016, Genworth entered into an agreement and plan of merger with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation, a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC, which is a Delaware limited liability company and owned by China Oceanwide.

On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide.

We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

Our principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate taxdeferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, we suspended sales of traditional life insurance and fixed annuity products. We continue, however, to service our existing retained and reinsured blocks of business.

We also have other products that have not been actively sold since 2011, but we continue to service our existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

We do business in the District of Columbia, Bermuda, and all states, except New York.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

BNY Mellon. This agreement may be terminated by the parties upon six months' advance written notice.

Columbia Funds Variable Series Trust II. This agreement may be terminated by the parties upon 60 days' advance written notice.

Deutsche DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Hermes Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated at the option of any party upon one year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

State Street Variable Insurance Series Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Wells Fargo Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and
2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate

Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Government Money Market Fund's or the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or BNY Mellon Variable Investment Fund -- Government Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund (For Annuitants older than age 70 when the contract is issued)

            Current Yield:    -1.81% as of December 31, 2020
            Effective Yield:  -1.80% as of December 31, 2020

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund (For Annuitants 70 and younger when the contract is issued)

            Current Yield:    -1.61% as of December 31, 2020
            Effective Yield:  -1.60% as of December 31, 2020

BNY Mellon Variable Investment Fund -- Government Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)

            Current Yield:    -1.80% as of December 31, 2020
            Effective Yield:  -1.79% as of December 31, 2020

BNY Mellon Variable Investment Fund -- Government Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)

            Current Yield:    -1.60% as of December 31, 2020
            Effective Yield:  -1.59% as of December 31, 2020

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all optional death benefit riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

TR = (ERV/P)/1/N/ - 1

where:

TR  =   the average annual total return for the period.

ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts

The statutory financial statements of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, and for each of the years in the three-year period ended December 31, 2020, and the financial statements of the Genworth Life & Annuity VA Separate Account 1 (comprised of the subaccounts listed in the appendix of our report) as of December 31, 2020 and for the each of the years or periods listed in the appendix of the report, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report relating to Genworth Life and Annuity Insurance Company's financial statements, dated April 22, 2021, states that Genworth Life and Annuity Insurance Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP report states that Genworth Life and Annuity Insurance Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The KPMG LLP report also refers to a change to the valuation of variable annuity and other contracts pursuant to section 21 of the Valuation Manual (VM-21).

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the financial statements of the Company and the financial statements of the Separate Account. You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2020

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2020

                                                                            PAGE
                                                                            -----
Report of Independent Registered Public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-18

Statements of Changes in Net Assets........................................  F-30

Notes to Financials Statements.............................................  F-63

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Genworth Life and Annuity Insurance Company and
Contract Owners of
Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended/ /(collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2021

                                   APPENDIX

   Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares
   Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares
   Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. Government Securities Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Managed Volatility Fund -- Series I shares (2)
   Invesco V.I. Technology Fund -- Series I shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Disciplined Core Value Fund -- Class I (1)
   VP International Fund -- Class I

   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BNY Mellon
   BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares
   BNY Mellon Variable Investment Fund -- Government Money Market Portfolio BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares
Columbia Funds Variable Series Trust II
   CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
   Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
Deutsche DWS Variable Series I
   DWS Capital Growth VIP -- Class B Shares
Deutsche DWS Variable Series II
   DWS CROCI(R) U.S. VIP -- Class B Shares
   DWS Small Mid Cap Value VIP -- Class B Shares
Eaton Vance Variable Trust
   VT Floating -- Rate Income Fund
Federated Hermes Insurance Series
   Federated Hermes High Income Bond Fund II -- Primary Shares (1)
   Federated Hermes High Income Bond Fund II -- Service Shares (1)
   Federated Hermes Kaufmann Fund II -- Service Shares (1)
   Federated Hermes Managed Volatility Fund II -- Primary Shares (1) Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM /Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Initial Class
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Allocation VIP Fund -- Class 2 Shares
   Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares
   Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares
   Janus Henderson Balanced Portfolio -- Service Shares
   Janus Henderson Enterprise Portfolio -- Institutional Shares
   Janus Henderson Enterprise Portfolio -- Service Shares
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares
   Janus Henderson Forty Portfolio -- Institutional Shares
   Janus Henderson Forty Portfolio -- Service Shares
   Janus Henderson Global Research Portfolio -- Institutional Shares
   Janus Henderson Global Research Portfolio -- Service Shares
   Janus Henderson Global Technology and Innovation Portfolio -- Service Shares
     (1)
   Janus Henderson Overseas Portfolio -- Institutional Shares
   Janus Henderson Overseas Portfolio -- Service Shares
   Janus Henderson Research Portfolio -- Institutional Shares
   Janus Henderson Research Portfolio -- Service Shares
Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Income Portfolio -- Service Class Shares (1)
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
     Class Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares
   Real Estate Securities V.I.S. Fund -- Class 1 Shares
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 3 Shares
   U.S. Equity V.I.S. Fund -- Class 1 Shares

The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Equity Portfolio -- Class II Shares (2)
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
   SP International Growth Portfolio -- Class II Shares
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

   Statement of assets and liabilities as of December 31, 2020, the related statements of operations for the period from January 1, 2020 to May 1, 2020 (liquidation date) and changes in net assets for the period from January 1, 2019 to May 1, 2020 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco V.I. Mid Cap Growth Fund -- Series I Shares (3)

(1)See Note 1 to the financial statements for the former name of the subaccount.

(2)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020.

(3)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through May 1, 2020.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2020




                                                      AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         -----------------------------------------------------------------
                                              AB           AB
                                           BALANCED      GLOBAL         AB           AB            AB
                                            WEALTH      THEMATIC    GROWTH AND  INTERNATIONAL  LARGE CAP
                                           STRATEGY      GROWTH       INCOME        VALUE        GROWTH
                                         PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                           CLASS B      CLASS B      CLASS B       CLASS B      CLASS B
----------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)       $10,992,486   $2,617,311  $32,845,624   $21,777,827  $33,067,895
Dividend receivable                                --           --           --            --           --
Receivable for units sold                          --            6           --            --          189
TOTAL ASSETS                               10,992,486    2,617,317   32,845,624    21,777,827   33,068,084

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                         536          111        1,379         1,010        1,373
Payable for units withdrawn                     9,342           --       40,902        15,805           --
TOTAL LIABILITIES                               9,878          111       42,281        16,815        1,373

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                         9,950,239    2,617,206   32,171,419    20,934,238   32,698,438
Variable annuity contract owners in the
annuitization period                        1,032,369           --      631,924       826,774      368,273
NET ASSETS                                $10,982,608   $2,617,206  $32,803,343   $21,761,012  $33,066,711

Investments in securities at cost         $11,225,553   $1,508,804  $29,176,592   $20,114,380  $22,401,072
Shares outstanding                          1,049,903       64,561    1,155,316     1,518,677      462,423

                                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         ------------------------------------------------------------------------------------
                                                              INVESCO                           INVESCO
                                             INVESCO      OPPENHEIMER V.I.     INVESCO      OPPENHEIMER V.I.     INVESCO
                                         OPPENHEIMER V.I.      GLOBAL      OPPENHEIMER V.I.   MAIN STREET    OPPENHEIMER V.I.
                                              GLOBAL      STRATEGIC INCOME   MAIN STREET       SMALL CAP       TOTAL RETURN
                                             FUND --          FUND --         FUND(R) --       FUND(R) --      BOND FUND --
                                         SERIES II SHARES SERIES I SHARES  SERIES II SHARES SERIES II SHARES SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $125,298,418       $2,456,109      $17,213,110      $29,255,367       $8,290,056
Dividend receivable                                    --               --               --               --               --
Receivable for units sold                              --               --               --               --              408
TOTAL ASSETS                                  125,298,418        2,456,109       17,213,110       29,255,367        8,290,464

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           5,639               94              721            1,323              323
Payable for units withdrawn                        53,482               --            9,523           16,573               --
TOTAL LIABILITIES                                  59,121               94           10,244           17,896              323

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           121,256,280        2,343,625       17,134,501       28,345,801        8,177,053
Variable annuity contract owners in the
annuitization period                            3,983,017          112,390           68,365          891,670          113,088
NET ASSETS                                   $125,239,297       $2,456,015      $17,202,866      $29,237,471       $8,290,141

Investments in securities at cost             $97,312,867       $2,645,486      $14,800,216      $22,565,870       $8,119,351
Shares outstanding                              2,439,611          507,461          583,495        1,087,156          983,399

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

  AB VARIABLE
PRODUCTS SERIES
  FUND, INC.
  (CONTINUED)                      AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------
                    INVESCO          INVESCO          INVESCO          INVESCO          INVESCO          INVESCO
      AB        OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I.
   SMALL CAP        CAPITAL          CAPITAL        CONSERVATIVE     CONSERVATIVE    DISCOVERY MID    DISCOVERY MID
    GROWTH        APPRECIATION     APPRECIATION       BALANCED         BALANCED        CAP GROWTH       CAP GROWTH
 PORTFOLIO --       FUND --          FUND --          FUND --          FUND --          FUND --          FUND --
    CLASS B     SERIES I SHARES  SERIES II SHARES SERIES I SHARES  SERIES II SHARES SERIES I SHARES  SERIES II SHARES
---------------------------------------------------------------------------------------------------------------------

    $33,914,015      $29,408,193      $10,440,932      $10,593,210      $18,703,585      $28,625,656      $11,513,729
             --               --               --               --               --               --               --
             --               --               74               --               40               --               --
     33,914,015       29,408,193       10,441,006       10,593,210       18,703,625       28,625,656       11,513,729

          1,492            1,126              429              391              966            1,058              501
         16,040            1,318               --              174               --            1,519               98
         17,532            2,444              429              565              966            2,577              599

     33,085,464       29,151,455       10,440,577       10,472,074       17,620,376       28,126,441       11,513,130
        811,019          254,294               --          120,571        1,082,283          496,638               --
    $33,896,483      $29,405,749      $10,440,577      $10,592,645      $18,702,659      $28,623,079      $11,513,130

    $24,578,146      $20,257,973       $8,882,046       $8,739,192      $15,448,206      $17,339,278       $8,522,783
      1,337,303          418,086          152,111          590,809        1,057,895          267,705          117,427

                    AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
    INVESCO         INVESCO                           INVESCO         INVESCO          INVESCO          INVESCO
     V.I.             V.I.           INVESCO           V.I.             V.I.             V.I.            V.I.
   AMERICAN         AMERICAN           V.I.            CORE          EQUITY AND         GLOBAL        GOVERNMENT
   FRANCHISE       FRANCHISE         COMSTOCK         EQUITY           INCOME        REAL ESTATE      SECURITIES
    FUND --         FUND --           FUND--          FUND --         FUND --          FUND --          FUND --
SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES
-------------------------------------------------------------------------------------------------------------------

    $24,380,179       $5,228,328      $20,555,907      $5,602,222      $17,260,436         $188,793             $--
             --               --               --              --               --               --              --
            495               --               --              --               --               --              --
     24,380,674        5,228,328       20,555,907       5,602,222       17,260,436          188,793              --

            999              217              875             236              885               10              --
             --              127            3,306           8,656            1,575                4              --
            999              344            4,181           8,892            2,460               14              --

     24,379,675        5,225,166       20,517,279       5,451,913       16,559,287          120,973              --
             --            2,818           34,447         141,417          698,689           67,806              --
    $24,379,675       $5,227,984      $20,551,726      $5,593,330      $17,257,976         $188,779             $--

    $17,074,633       $2,903,036      $19,479,003      $5,665,159      $15,963,999         $197,149             $--
        273,627           62,013        1,279,148         184,102          968,599           13,175              --

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                                                                                AMERICAN           AMERICAN
                                                                                                 CENTURY           CENTURY
                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE        VARIABLE           VARIABLE
                                                   INSURANCE FUNDS) (CONTINUED)            PORTFOLIOS II, INC. PORTFOLIOS, INC.
                                         ------------------------------------------------- ------------------- ----------------

                                             INVESCO                          INVESCO
                                               V.I.           INVESCO           V.I.               VP                 VP
                                          INTERNATIONAL        V.I.            VALUE            INFLATION        DISCIPLINED
                                              GROWTH        TECHNOLOGY     OPPORTUNITIES       PROTECTION         CORE VALUE
                                             FUND --          FUND --         FUND --            FUND --           FUND --
                                         SERIES II SHARES SERIES I SHARES SERIES II SHARES      CLASS II           CLASS I
-------------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)           $12,642,782             $--       $4,053,209         $16,824,338         $632,857
Dividend receivable                                    --              --               --                  --               --
Receivable for units sold                              --              --              555                  --               --
TOTAL ASSETS                                   12,642,782              --        4,053,764          16,824,338          632,857

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             548              --              173                 796               33
Payable for units withdrawn                         1,629              --               --               1,843               19
TOTAL LIABILITIES                                   2,177              --              173               2,639               52

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                            12,608,472              --        4,048,564          15,708,898          395,480
Variable annuity contract owners in the
annuitization period                               32,133              --            5,027           1,112,801          237,325
NET ASSETS                                    $12,640,605             $--       $4,053,591         $16,821,699         $632,805

Investments in securities at cost              $9,984,501             $--       $4,559,393         $15,748,605         $548,480
Shares outstanding                                301,881              --          722,497           1,517,073           61,562


                                                                                                  COLUMBIA FUNDS
                                         BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)   VARIABLE SERIES TRUST II
                                         -------------------------------------------------- --------------------------
                                                                              BLACKROCK                     COLUMBIA
                                            BLACKROCK        BLACKROCK        LARGE CAP                     VARIABLE
                                              BASIC            GLOBAL           FOCUS       CTIVP/SM/ --  PORTFOLIO --
                                              VALUE          ALLOCATION         GROWTH      LOOMIS SAYLES   OVERSEAS
                                               V.I.             V.I.             V.I.          GROWTH         CORE
                                             FUND --          FUND --          FUND --         FUND --      FUND --
                                         CLASS III SHARES CLASS III SHARES CLASS III SHARES    CLASS 1      CLASS 2
----------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)            $6,795,294     $203,304,455      $12,744,199  $112,709,575  $12,037,832
Dividend receivable                                    --               --               --            --           --
Receivable for units sold                              --               --               --            --           15
TOTAL ASSETS                                    6,795,294      203,304,455       12,744,199   112,709,575   12,037,847

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             287           10,218              559         5,260          437
Payable for units withdrawn                           876           95,248              119        58,596           --
TOTAL LIABILITIES                                   1,163          105,466              678        63,856          437

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                             6,780,703      186,787,914       12,743,521   107,142,533   12,026,495
Variable annuity contract owners in the
annuitization period                               13,428       16,411,075               --     5,503,186       10,915
NET ASSETS                                     $6,794,131     $203,198,989      $12,743,521  $112,645,719  $12,037,410

Investments in securities at cost              $6,782,588     $175,125,944       $9,969,103   $84,364,018  $11,059,681
Shares outstanding                                504,851       12,480,323          603,990     2,275,123      854,353

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020



                                                                                                         BLACKROCK
                                                                                                      VARIABLE SERIES
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED)                   BNY MELLON                     FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
                                                         BNY MELLON                       BNY MELLON
                                                         INVESTMENT       BNY MELLON       VARIABLE      BLACKROCK
                                                       PORTFOLIOS --     SUSTAINABLE      INVESTMENT     ADVANTAGE
     VP                  VP              VP                MIDCAP            U.S.          FUND --       U.S. TOTAL
INTERNATIONAL         ULTRA(R)          VALUE              STOCK            EQUITY        GOVERNMENT       MARKET
   FUND --            FUND --          FUND --          PORTFOLIO --  PORTFOLIO, INC. -- MONEY MARKET   V.I. FUND --
   CLASS I            CLASS I          CLASS I         INITIAL SHARES   INITIAL SHARES    PORTFOLIO   CLASS III SHARES
----------------------------------------------------------------------------------------------------------------------

     $634,988         $201,614         $63,643               $102,427         $8,244,504   $1,442,048       $4,077,141
           --               --              --                     --                 --           13               --
           --               --              --                     --                439           --               --
      634,988          201,614          63,643                102,427          8,244,943    1,442,061        4,077,141

           32               11               2                      4                328           61              174
           29               14              --                     --                 --            1               55
           61               25               2                      4                328           62              229

      429,680          132,857          63,641                102,423          8,244,615    1,441,999        4,074,075
      205,247           68,732              --                     --                 --           --            2,837
     $634,927         $201,589         $63,641               $102,423         $8,244,615   $1,441,999       $4,076,912

     $464,602         $153,459         $42,461                $86,883         $5,652,382   $1,442,048       $4,029,513
       45,035            7,337           5,698                  5,139            174,524    1,442,048          232,979

   DEUTSCHE
     DWS
   VARIABLE                                     EATON VANCE
   SERIES I    DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST      FEDERATED HERMES INSURANCE SERIES
----------------------------------------------------------------------------------------------------------

                                    DWS                         FEDERATED      FEDERATED
     DWS                           SMALL                       HERMES HIGH    HERMES HIGH     FEDERATED
   CAPITAL          DWS           MID CAP            VT           INCOME         INCOME         HERMES
    GROWTH        CROCI(R)         VALUE       FLOATING-RATE       BOND           BOND         KAUFMANN
    VIP --      U.S. VIP --        VIP --          INCOME       FUND II --     FUND II --     FUND II --
CLASS B SHARES CLASS B SHARES  CLASS B SHARES       FUND      PRIMARY SHARES SERVICE SHARES SERVICE SHARES
----------------------------------------------------------------------------------------------------------

      $317,120       $200,371         $10,956     $31,597,984     $7,583,748     $8,704,489    $33,793,234
            --             --              --          79,015             --             --             --
            --             --              --              --             --            113             --
       317,120        200,371          10,956      31,676,999      7,583,748      8,704,602     33,793,234

            17             11              --           1,396            302            366          1,513
            23              3               1           1,092         18,969             --         10,258
            40             14               1           2,488         19,271            366         11,771

       180,352        132,943          10,955      30,826,792      7,529,519      8,676,870     32,989,629
       136,728         67,414              --         847,719         34,958         27,366        791,834
      $317,080       $200,357         $10,955     $31,674,511     $7,564,477     $8,704,236    $33,781,463

      $270,455       $186,342         $11,576     $31,928,767     $7,658,169     $8,711,529    $25,898,071
         7,518         15,449             914       3,499,223      1,183,112      1,364,340      1,428,889

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                           FEDERATED
                                             HERMES
                                           INSURANCE
                                             SERIES
                                          (CONTINUED)          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                         -------------- -----------------------------------------------------------
                                           FEDERATED
                                             HERMES          VIP            VIP
                                            MANAGED         ASSET          ASSET            VIP            VIP
                                           VOLATILITY    MANAGER/SM/    MANAGER/SM/      BALANCED     CONTRAFUND(R)
                                           FUND II --   PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                                         PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $8,321,526   $39,325,837      $5,396,063     $73,543,207  $112,004,970
Dividend receivable                                  --            --              --              --            --
Receivable for units sold                         4,584            --              --              --            --
TOTAL ASSETS                                  8,326,110    39,325,837       5,396,063      73,543,207   112,004,970

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           330         1,316             267           3,657         4,359
Payable for units withdrawn                          --        26,281          14,836           2,301         2,871
TOTAL LIABILITIES                                   330        27,597          15,103           5,958         7,230

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           8,242,449    38,835,439       5,324,618      70,382,347   111,305,299
Variable annuity contract owners in the
annuitization period                             83,331       462,801          56,342       3,154,902       692,441
NET ASSETS                                   $8,325,780   $39,298,240      $5,380,960     $73,537,249  $111,997,740

Investments in securities at cost            $7,559,799   $34,279,501      $4,688,593     $54,302,170   $67,407,936
Shares outstanding                              750,363     2,307,854         325,849       3,248,375     2,325,202

                                                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         ---------------------------------------------------------------------------
                                               VIP                                           VIP
                                             GROWTH           VIP            VIP         INVESTMENT         VIP
                                          OPPORTUNITIES     GROWTH         GROWTH        GRADE BOND       MID CAP
                                          PORTFOLIO --   PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                                         SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $83,682,643   $77,389,032     $20,855,358     $73,499,280        $8,323
Dividend receivable                                   --            --              --              --            --
Receivable for units sold                             --            --              --              --            --
TOTAL ASSETS                                  83,682,643    77,389,032      20,855,358      73,499,280         8,323

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                          3,923         2,852             875           3,469            --
Payable for units withdrawn                       62,782         3,426          31,926           4,422            --
TOTAL LIABILITIES                                 66,705         6,278          32,801           7,891            --

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           79,587,384    76,911,866      20,472,656      69,569,251         8,323
Variable annuity contract owners in the
annuitization period                           4,028,554       470,888         349,901       3,922,138            --
NET ASSETS                                   $83,615,938   $77,382,754     $20,822,557     $73,491,389        $8,323

Investments in securities at cost            $62,560,104   $38,536,304     $11,945,719     $68,716,997        $6,714
Shares outstanding                             1,099,785       751,350         207,351       5,357,090           215

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------
                      VIP
                    DYNAMIC                                        VIP            VIP            VIP
      VIP           CAPITAL          VIP            VIP         GROWTH &       GROWTH &        GROWTH
 CONTRAFUND(R)   APPRECIATION   EQUITY-INCOME  EQUITY-INCOME     INCOME         INCOME      OPPORTUNITIES
 PORTFOLIO --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS
---------------------------------------------------------------------------------------------------------

    $84,656,352      $2,233,441   $68,681,418    $137,333,739   $16,383,169     $15,246,081   $21,739,305
             --              --            --              --            --              --            --
             --              88            --              --            --              --            --
     84,656,352       2,233,529    68,681,418     137,333,739    16,383,169      15,246,081    21,739,305

          3,557              97         2,558           6,303           634             651           839
         28,943              --         2,072          88,955           631           3,352        81,133
         32,500              97         4,630          95,258         1,265           4,003        81,972

     84,091,594       2,233,432    68,249,511     130,900,087    16,326,222      15,179,159    21,641,622
        532,258              --       427,277       6,338,394        55,682          62,919        15,711
    $84,623,852      $2,233,432   $68,676,788    $137,238,481   $16,381,904     $15,242,078   $21,657,333

    $54,580,380      $1,509,574   $61,443,064    $121,327,228   $12,309,623     $12,978,778   $10,919,645
      1,811,606         133,419     2,873,700       5,924,665       732,700         701,937       280,362

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
                                            VIP                                           FRANKLIN       FRANKLIN
      VIP                VIP               VALUE            FRANKLIN       FRANKLIN      LARGE CAP        MUTUAL
    MID CAP           OVERSEAS          STRATEGIES         ALLOCATION       INCOME         GROWTH         SHARES
 PORTFOLIO --       PORTFOLIO --       PORTFOLIO --       VIP FUND --    VIP FUND --    VIP FUND --    VIP FUND --
SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2    CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES
--------------------------------------------------------------------------------------------------------------------

    $57,862,704       $12,442,300          $2,595,479       $46,850,458   $197,295,444       $331,704     $9,787,968
             --                --                  --                --             --             --             --
             --               221                  --                --             --             --             --
     57,862,704        12,442,521           2,595,479        46,850,458    197,295,444        331,704      9,787,968

          2,407               470                 107             2,449         10,693             15            408
         21,338                --                 192             1,868        131,803             12            775
         23,745               470                 299             4,317        142,496             27          1,183

     57,595,877        12,357,903           2,595,180        39,502,500    179,021,882        262,979      9,786,785
        243,082            84,148                  --         7,343,641     18,131,066         68,698             --
    $57,838,959       $12,442,051          $2,595,180       $46,846,141   $197,152,948       $331,677     $9,786,785

    $47,389,982        $8,577,373          $2,362,728       $55,116,972   $196,203,109       $244,076     $9,995,148
      1,551,695           469,167             189,728         8,628,077     13,118,048         11,578        589,992

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                                                                                          GOLDMAN SACHS
                                                                                                             VARIABLE
                                                                                                            INSURANCE
                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)     TRUST
                                         ---------------------------------------------------------------- --------------
                                                                            TEMPLETON                     GOLDMAN SACHS
                                           TEMPLETON        TEMPLETON         GLOBAL        TEMPLETON       GOVERNMENT
                                          FOREIGN VIP      FOREIGN VIP         BOND         GROWTH VIP     MONEY MARKET
                                            FUND --          FUND --       VIP FUND --       FUND --         FUND --
                                         CLASS 1 SHARES   CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES  SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $4,226,190         $186,089      $3,655,372      $6,310,482    $129,133,710
Dividend receivable                                  --               --              --              --             676
Receivable for units sold                            --               --              --              --         639,752
TOTAL ASSETS                                  4,226,190          186,089       3,655,372       6,310,482     129,774,138

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           171                8             136             268           5,541
Payable for units withdrawn                      45,319                2             292           2,945              --
TOTAL LIABILITIES                                45,490               10             428           3,213           5,541

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           4,173,373          186,079       3,568,827       6,307,186     129,458,648
Variable annuity contract owners in the
annuitization period                              7,327               --          86,117              83         309,949
NET ASSETS                                   $4,180,700         $186,079      $3,654,944      $6,307,269    $129,768,597

Investments in securities at cost            $4,450,896         $195,201      $4,387,837      $6,795,692    $129,133,710
Shares outstanding                              311,436           14,013         252,269         564,949     129,133,710

                                                              JANUS ASPEN SERIES (CONTINUED)
                                         -------------------------------------------------------------------------

                                                            JANUS                        JANUS
                                             JANUS        HENDERSON       JANUS        HENDERSON        JANUS
                                           HENDERSON     ENTERPRISE     HENDERSON    FLEXIBLE BOND HENDERSON FORTY
                                            BALANCED    PORTFOLIO --    ENTERPRISE   PORTFOLIO --   PORTFOLIO --
                                          PORTFOLIO --  INSTITUTIONAL  PORTFOLIO --  INSTITUTIONAL  INSTITUTIONAL
                                         SERVICE SHARES    SHARES     SERVICE SHARES    SHARES         SHARES
------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)        $103,849,970   $48,797,982     $5,742,929    $9,309,851     $44,685,794
Dividend receivable                                  --            --             --            --              --
Receivable for units sold                            --            --             15            --              --
TOTAL ASSETS                                103,849,970    48,797,982      5,742,944     9,309,851      44,685,794

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                         5,056         1,893            239           367           1,787
Payable for units withdrawn                       7,517        21,548             --        73,043          39,604
TOTAL LIABILITIES                                12,573        23,441            239        73,410          41,391

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                          99,326,536    48,262,096      5,683,919     9,174,854      44,136,532
Variable annuity contract owners in the
annuitization period                          4,510,861       512,445         58,786        61,587         507,871
NET ASSETS                                 $103,837,397   $48,774,541     $5,742,705    $9,236,441     $44,644,403

Investments in securities at cost           $73,021,421   $25,857,237     $3,228,407    $8,820,497     $28,204,101
Shares outstanding                            2,252,711       517,970         65,663       730,184         783,961

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020



GOLDMAN SACHS VARIABLE INSURANCE                                                                   JANUS ASPEN
     TRUST (CONTINUED)                               JPMORGAN INSURANCE TRUST                        SERIES
---------------------------------------------------------------------------------------------------------------
                                                                         JPMORGAN      JPMORGAN       JANUS
GOLDMAN SACHS    GOLDMAN SACHS       JPMORGAN           JPMORGAN        INSURANCE     INSURANCE     HENDERSON
  LARGE CAP         MID CAP          INSURANCE         INSURANCE          TRUST         TRUST       BALANCED
VALUE FUND --    VALUE FUND --      TRUST CORE       TRUST MID CAP    SMALL CAP CORE U.S. EQUITY  PORTFOLIO --
INSTITUTIONAL    INSTITUTIONAL   BOND PORTFOLIO -- VALUE PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- INSTITUTIONAL
   SHARES           SHARES            CLASS 1           CLASS 1          CLASS 1       CLASS 1       SHARES
---------------------------------------------------------------------------------------------------------------

   $5,868,187      $30,794,359          $2,375,748           $228,567       $162,485   $1,145,663   $67,653,787
           --               --                  --                 --             --           --            --
           --               --                  86                 --             --           --            --
    5,868,187       30,794,359           2,375,834            228,567        162,485    1,145,663    67,653,787

          230            1,242                 122                 12              9           60         2,617
          387           26,191                  --                 10             27           56        32,829
          617           27,433                 122                 22             36          116        35,446

    5,802,348       30,603,886           1,539,606            160,643         93,619      701,046    66,847,664
       65,222          163,040             836,106             67,902         68,830      444,501       770,677
   $5,867,570      $30,766,926          $2,375,712           $228,545       $162,449   $1,145,547   $67,618,341

   $6,272,758      $26,587,183          $2,241,119           $206,054       $126,171     $811,934   $45,399,813
      633,030        1,787,252             199,979             20,989          6,739       30,633     1,552,404

                                   JANUS ASPEN SERIES (CONTINUED)
-----------------------------------------------------------------------------------------------------
                   JANUS                        JANUS
                 HENDERSON       JANUS        HENDERSON        JANUS                        JANUS
    JANUS         GLOBAL       HENDERSON        GLOBAL       HENDERSON       JANUS        HENDERSON
  HENDERSON      RESEARCH        GLOBAL       TECHNOLOGY     OVERSEAS      HENDERSON      RESEARCH
    FORTY      PORTFOLIO --     RESEARCH    AND INNOVATION PORTFOLIO --     OVERSEAS    PORTFOLIO --
 PORTFOLIO --  INSTITUTIONAL  PORTFOLIO --   PORTFOLIO --  INSTITUTIONAL  PORTFOLIO --  INSTITUTIONAL
SERVICE SHARES    SHARES     SERVICE SHARES SERVICE SHARES    SHARES     SERVICE SHARES    SHARES
-----------------------------------------------------------------------------------------------------

   $16,225,705   $38,573,255     $3,063,896    $12,498,335   $20,469,357     $2,298,466   $47,485,166
            --            --             --             --            --             --            --
           245            --            183             --            --             --            --
    16,225,950    38,573,255      3,064,079     12,498,335    20,469,357      2,298,466    47,485,166

           621         1,478            128            507           819             97         1,821
            --         1,707             --              7            95              9         3,047
           621         3,185            128            514           914            106         4,868

    16,199,571    38,170,943      3,052,304     12,408,278    20,238,879      2,298,199    47,163,270
        25,758       399,127         11,647         89,543       229,564            161       317,028
   $16,225,329   $38,570,070     $3,063,951    $12,497,821   $20,468,443     $2,298,360   $47,480,298

   $11,105,637   $21,068,471     $1,659,161     $6,230,298   $19,500,025     $1,893,382   $27,478,666
       306,377       606,307         49,418        609,675       535,707         62,834       962,212

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


                                          JANUS ASPEN
                                             SERIES
                                          (CONTINUED)        LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                         -------------- ---------------------------------------------------

                                                        CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE
                                             JANUS        VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                           HENDERSON     AGGRESSIVE    DIVIDEND     DIVIDEND    LARGE CAP
                                            RESEARCH       GROWTH      STRATEGY     STRATEGY      VALUE
                                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                         SERVICE SHARES   CLASS II     CLASS I      CLASS II     CLASS I
-----------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $3,409,129   $5,984,760   $4,072,036   $4,507,866  $13,836,919
Dividend receivable                                  --           --           --           --           --
Receivable for units sold                           216           --           --           --           15
TOTAL ASSETS                                  3,409,345    5,984,760    4,072,036    4,507,866   13,836,934

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           145          259          162          235          585
Payable for units withdrawn                          --            2           --           62           --
TOTAL LIABILITIES                                   145          261          162          297          585

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           3,197,827    5,916,925    4,071,874    4,298,717   13,821,133
Variable annuity contract owners in the
annuitization period                            211,373       67,574           --      208,852       15,216
NET ASSETS                                   $3,409,200   $5,984,499   $4,071,874   $4,507,569  $13,836,349

Investments in securities at cost            $2,032,278   $5,298,253   $2,915,500   $3,238,207  $13,148,291
Shares outstanding                               71,351      202,942      184,255      203,240      697,425

                                                         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                         --------------------------------------------------------------------------
                                                        INTERNATIONAL    LONG-TERM
                                                        BOND PORTFOLIO      U.S.           LOW           TOTAL
                                           HIGH YIELD    (U.S. DOLLAR    GOVERNMENT      DURATION        RETURN
                                          PORTFOLIO --    HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                         ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                                          CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES
-------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)         $31,406,411     $1,667,508    $51,171,545    $86,791,660   $141,832,175
Dividend receivable                             127,340          1,387         72,901         48,016        238,642
Receivable for units sold                            --            189            218          2,631             --
TOTAL ASSETS                                 31,533,751      1,669,084     51,244,664     86,842,307    142,070,817

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                         1,414             71          2,382          4,095          6,280
Payable for units withdrawn                       2,319             --             --             --         80,381
TOTAL LIABILITIES                                 3,733             71          2,382          4,095         86,661

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                          30,566,098      1,649,051     48,799,448     82,834,500    138,396,437
Variable annuity contract owners in the
annuitization period                            963,920         19,962      2,442,834      4,003,712      3,587,719
NET ASSETS                                  $31,530,018     $1,669,013    $51,242,282    $86,838,212   $141,984,156

Investments in securities at cost           $30,101,855     $1,565,495    $47,710,252    $86,193,033   $135,300,931
Shares outstanding                            3,920,900        148,355      3,464,560      8,361,432     12,237,461

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                                                                               PIMCO
                                                                                             VARIABLE
           MFS(R) VARIABLE INSURANCE TRUST             MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST
---------------------------------------------------------------------------------------------------------
                                                                           MFS(R)
                                                                        MASSACHUSETTS
    MFS(R)       MFS(R) NEW  MFS(R) TOTAL    MFS(R)       MFS(R)          INVESTORS
   INVESTORS     DISCOVERY      RETURN     UTILITIES      INCOME        GROWTH STOCK         ALL ASSET
TRUST SERIES --  SERIES --    SERIES --    SERIES --   PORTFOLIO --     PORTFOLIO --        PORTFOLIO--
    SERVICE       SERVICE      SERVICE      SERVICE      SERVICE           SERVICE            ADVISOR
 CLASS SHARES   CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES     CLASS SHARES       CLASS SHARES
---------------------------------------------------------------------------------------------------------

     $5,012,300  $23,357,166  $37,029,612  $11,722,983      $25,506        $6,819,978          $4,417,048
             --           --           --           --           --                --                  --
             43           --           --          518           --               594                  --
      5,012,343   23,357,166   37,029,612   11,723,501       25,506         6,820,572           4,417,048

            209          974        1,916          492            1               285                 190
             --          937        6,104           --           --                --                   1
            209        1,911        8,020          492            1               285                 191

      5,003,558   23,336,442   35,599,814   11,712,684       25,505         6,796,219           4,416,857
          8,576       18,813    1,421,778       10,325           --            24,068                  --
     $5,012,134  $23,355,255  $37,021,592  $11,723,009      $25,505        $6,820,287          $4,416,857

     $3,214,534  $16,870,651  $31,372,246   $9,218,753      $23,777        $5,029,155          $4,201,810
        139,269      989,291    1,452,142      337,936        2,445           276,448             394,027

 RYDEX VARIABLE
     TRUST                          STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------
                                   PREMIER
                                    GROWTH      REAL ESTATE     S&P 500(R)     SMALL-CAP        TOTAL
                     INCOME         EQUITY       SECURITIES       INDEX          EQUITY         RETURN
                     V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.
NASDAQ -- 100(R)    FUND --        FUND --        FUND --        FUND --        FUND --        FUND --
      FUND       CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES
----------------------------------------------------------------------------------------------------------

      $7,046,000    $14,902,436    $32,006,734    $37,561,914   $145,961,700    $29,198,920   $730,302,310
              --             --             --             --             --             --             --
              33             --            469             --             --             --             --
       7,046,033     14,902,436     32,007,203     37,561,914    145,961,700     29,198,920    730,302,310

             289            612          1,334          1,595          5,890          1,226         32,555
              --            464             --         32,605          1,390         38,700        105,627
             289          1,076          1,334         34,200          7,280         39,926        138,182

       7,045,744     14,637,381     31,751,534     36,713,627    145,204,567     29,074,994    282,676,573
              --        263,979        254,335        814,087        749,853         84,000    447,487,555
      $7,045,744    $14,901,360    $32,005,869    $37,527,714   $145,954,420    $29,158,994   $730,164,128

      $4,160,390    $14,019,947    $23,410,437    $39,122,350    $97,294,796    $26,054,657   $738,739,796
         112,197      1,194,105        260,302      3,124,951      2,921,571      1,991,741     43,914,751

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                         STATE STREET VARIABLE INSURANCE                                   THE PRUDENTIAL
                                         SERIES FUNDS, INC. (CONTINUED)        THE ALGER PORTFOLIOS          SERIES FUND
                                         ------------------------------- --------------------------------- ---------------

                                             TOTAL            U.S.            ALGER            ALGER          JENNISON
                                             RETURN          EQUITY         LARGE CAP        SMALL CAP          20/20
                                             V.I.S.          V.I.S.           GROWTH           GROWTH           FOCUS
                                            FUND --         FUND --        PORTFOLIO --     PORTFOLIO --    PORTFOLIO --
                                         CLASS 3 SHARES  CLASS 1 SHARES  CLASS I-2 SHARES CLASS I-2 SHARES CLASS II SHARES
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)        $416,173,471     $22,659,353       $37,762,905      $25,198,481      $5,747,938
Dividend receivable                                  --              --                --               --              --
Receivable for units sold                            --              --                --               --              --
TOTAL ASSETS                                416,173,471      22,659,353        37,762,905       25,198,481       5,747,938

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                        21,710             933             1,492            1,004             241
Payable for units withdrawn                     101,742           3,074             1,632           39,700              60
TOTAL LIABILITIES                               123,452           4,007             3,124           40,704             301

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                         349,485,028      22,647,949        37,420,939       24,811,556       5,744,006
Variable annuity contract owners in the
annuitization period                         66,564,991           7,397           338,842          346,221           3,631
NET ASSETS                                 $416,050,019     $22,655,346       $37,759,781      $25,157,777      $5,747,637

Investments in securities at cost          $414,000,888     $17,067,423       $22,965,263      $14,778,752      $2,020,362
Shares outstanding                           25,116,082         425,288           404,270          562,717         121,856

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


                                                                  WELLS FARGO
             THE PRUDENTIAL SERIES FUND (CONTINUED)              VARIABLE TRUST
 ------------------------------------------------------------------------------
                                                  SP PRUDENTIAL   WELLS FARGO
                                       SP             U.S.             VT
                     NATURAL      INTERNATIONAL     EMERGING         OMEGA
    JENNISON        RESOURCES        GROWTH          GROWTH          GROWTH
  PORTFOLIO --    PORTFOLIO --    PORTFOLIO --    PORTFOLIO --      FUND --
 CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES    CLASS 2
 ------------------------------------------------------------------------------

      $9,860,885     $20,178,957             $--         $28,522     $3,955,894
              --              --              --              --             --
              --              --              --              --             --
       9,860,885      20,178,957              --          28,522      3,955,894

             420             933              --               1            164
             780          17,098              --              --              1
           1,200          18,031              --               1            165

       9,855,307      19,355,675              --          28,521      3,955,729
           4,378         805,251              --              --             --
      $9,859,685     $20,160,926             $--         $28,521     $3,955,729

      $5,307,602     $17,738,512             $--          $7,065     $2,672,375
          81,327         769,895              --           1,105         97,821

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations




                                                         AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         ----------------------------------------------------------------------
                                              AB            AB
                                           BALANCED       GLOBAL          AB            AB             AB
                                            WEALTH       THEMATIC     GROWTH AND   INTERNATIONAL   LARGE CAP
                                           STRATEGY       GROWTH        INCOME         VALUE         GROWTH
                                         PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                           CLASS B       CLASS B       CLASS B        CLASS B       CLASS B
                                         ------------  ------------  ------------  -------------  ------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                             2020          2020          2020          2020           2020
---------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                 $232,104        $9,614      $404,522       $311,073           $--
Mortality and expense risk and
administrative charges (note 4a)              193,223        33,509       491,133        399,697       432,570
NET INVESTMENT INCOME (EXPENSE)                38,881       (23,895)      (86,611)       (88,624)     (432,570)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                     (307,543)      132,840       403,934     (1,033,388)      881,845
Change in unrealized appreciation
(depreciation)                                629,563       397,808    (2,607,594)       669,357     5,623,682
Capital gain distributions                    330,737       202,339     1,674,683             --     2,348,634
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                652,757       732,987      (528,977)      (364,031)    8,854,161

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   $691,638      $709,092     $(615,588)     $(452,655)   $8,421,591

                                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                       ----------------------------------------------------------------------------------------
                                                             INVESCO                             INVESCO
                                           INVESCO       OPPENHEIMER V.I.      INVESCO       OPPENHEIMER V.I.      INVESCO
                                       OPPENHEIMER V.I.       GLOBAL       OPPENHEIMER V.I.    MAIN STREET     OPPENHEIMER V.I.
                                            GLOBAL       STRATEGIC INCOME    MAIN STREET        SMALL CAP        TOTAL RETURN
                                           FUND --           FUND --          FUND(R) --        FUND(R) --       BOND FUND --
                                       SERIES II SHARES  SERIES I SHARES   SERIES II SHARES  SERIES II SHARES  SERIES I SHARES
                                       ----------------  ----------------  ----------------  ----------------  ----------------
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                             2020              2020              2020              2020              2020
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                   $486,833          $138,187          $192,909           $95,761          $253,609
Mortality and expense risk and
administrative charges (note 4a)              1,389,921            34,601         1,088,311           436,725           118,679
NET INVESTMENT INCOME (EXPENSE)                (903,088)          103,586          (895,402)         (340,964)          134,930

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss)                      2,622,943           (56,992)        8,235,428           403,645            27,108
Change in unrealized appreciation
(depreciation)                               20,199,259           (17,861)       (8,663,568)        4,704,240           502,042
Capital gain distributions                    4,037,176                --         1,633,711           381,860                --
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                        26,859,378           (74,853)        1,205,571         5,489,745           529,150

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                             $25,956,290           $28,733          $310,169        $5,148,781          $664,080

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  AB VARIABLE
PRODUCTS SERIES
  FUND, INC.
  (CONTINUED)                         AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------
                     INVESCO           INVESCO           INVESCO          INVESCO           INVESCO           INVESCO
      AB         OPPENHEIMER V.I.  OPPENHEIMER V.I.  OPPENHEIMER V.I. OPPENHEIMER V.I.  OPPENHEIMER V.I.  OPPENHEIMER V.I.
   SMALL CAP         CAPITAL           CAPITAL         CONSERVATIVE     CONSERVATIVE     DISCOVERY MID     DISCOVERY MID
    GROWTH         APPRECIATION      APPRECIATION        BALANCED         BALANCED         CAP GROWTH        CAP GROWTH
 PORTFOLIO --        FUND --           FUND --           FUND --          FUND --           FUND --           FUND --
    CLASS B      SERIES I SHARES   SERIES II SHARES  SERIES I SHARES  SERIES II SHARES  SERIES I SHARES   SERIES II SHARES
---------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
 DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
     2020              2020              2020              2020             2020              2020              2020
---------------------------------------------------------------------------------------------------------------------------

            $--               $--               $--          $212,351         $319,860            $9,431               $--

        334,511           364,561            76,294           136,716          336,118           325,853           152,436
       (334,511)         (364,561)          (76,294)           75,635          (16,258)         (316,422)         (152,436)

        723,044         1,287,499           285,463           219,435          914,888         1,159,031           119,120
      8,368,300         3,135,129           744,374           745,027          912,458         5,556,257         2,100,052
      2,145,105         3,892,808           641,090           235,959          404,255         1,965,977           749,778
     11,236,449         8,315,436         1,670,927         1,200,421        2,231,601         8,681,265         2,968,950

    $10,901,938        $7,950,875        $1,594,633        $1,276,056       $2,215,343        $8,364,843        $2,816,514

                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
    INVESCO          INVESCO                             INVESCO          INVESCO           INVESCO           INVESCO
     V.I.              V.I.            INVESCO            V.I.              V.I.              V.I.             V.I.
   AMERICAN          AMERICAN            V.I.             CORE           EQUITY AND       GLOBAL REAL       GOVERNMENT
   FRANCHISE        FRANCHISE          COMSTOCK          EQUITY            INCOME            ESTATE         SECURITIES
    FUND --          FUND --           FUND --           FUND --          FUND --           FUND --           FUND --
SERIES I SHARES  SERIES II SHARES  SERIES II SHARES  SERIES I SHARES  SERIES II SHARES  SERIES II SHARES  SERIES I SHARES
-------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
 DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
     2020              2020              2020             2020              2020              2020             2020
-------------------------------------------------------------------------------------------------------------------------

        $14,759               $--          $401,695          $76,970          $361,001            $8,965              $--
        335,310            73,028           295,024          904,288           312,931             3,485               --
       (320,551)          (73,028)          106,671         (827,318)           48,070             5,480               --


        748,574           829,661          (448,314)      (1,342,102)         (134,232)           (3,887)              --
      5,005,443           524,941        (1,073,073)          17,367           423,897           (29,551)              --
      1,539,947           344,680           499,459        1,327,785           746,288             5,463               --
      7,293,964         1,699,282        (1,021,928)           3,050         1,035,953           (27,975)              --

     $6,973,413        $1,626,254         $(915,257)       $(824,268)       $1,084,023          $(22,495)             $--

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                  AMERICAN
                                                                                                   CENTURY
                                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE         VARIABLE
                                                    INSURANCE FUNDS) (CONTINUED)             PORTFOLIOS II, INC.
                                         --------------------------------------------------- -------------------

                                             INVESCO                           INVESCO
                                               V.I.            INVESCO           V.I.                VP
                                          INTERNATIONAL         V.I.            VALUE             INFLATION
                                              GROWTH         TECHNOLOGY     OPPORTUNITIES        PROTECTION
                                             FUND --           FUND --         FUND --             FUND --
                                         SERIES II SHARES  SERIES I SHARES SERIES II SHARES       CLASS II
                                         ----------------  --------------- ----------------  -------------------
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED
                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                                               2020             2020             2020               2020
------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                     $240,915              $--           $3,148             $305,178
Mortality and expense risk and
administrative charges (note 4a)                  430,108               --           54,725              450,702
NET INVESTMENT INCOME (EXPENSE)                  (189,193)              --          (51,577)            (145,524)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                        2,495,730               --         (327,689)             853,052
Change in unrealized appreciation
(depreciation)                                 (2,636,159)              --          397,832            1,171,533
Capital gain distributions                        262,606               --          162,362                   --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                    122,177               --          232,505            2,024,585

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                       $(67,016)             $--         $180,928           $1,879,061

                                             AMERICAN
                                             CENTURY
                                             VARIABLE
                                         PORTFOLIOS, INC.
                                         ----------------


                                                VP
                                           DISCIPLINED
                                            CORE VALUE
                                             FUND --
                                             CLASS I
                                         ----------------
                                            YEAR ENDED
                                           DECEMBER 31,
                                               2020
---------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                       $8,708
Mortality and expense risk and
administrative charges (note 4a)                    8,379
NET INVESTMENT INCOME (EXPENSE)                       329

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                            8,597
Change in unrealized appreciation
(depreciation)                                     48,627
Capital gain distributions                         16,232
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                     73,456

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                        $73,785



                                                                                                      COLUMBIA FUNDS
                                           BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)     VARIABLE SERIES TRUST II
                                         ----------------------------------------------------- ----------------------------
                                                                                BLACKROCK                       COLUMBIA
                                            BLACKROCK         BLACKROCK         LARGE CAP                       VARIABLE
                                              BASIC             GLOBAL            FOCUS        CTIVP/SM/ --   PORTFOLIO --
                                              VALUE           ALLOCATION          GROWTH       LOOMIS SAYLES    OVERSEAS
                                               V.I.              V.I.              V.I.           GROWTH          CORE
                                             FUND --           FUND --           FUND --          FUND --       FUND --
                                         CLASS III SHARES  CLASS III SHARES  CLASS III SHARES     CLASS 1       CLASS 2
                                         ----------------  ----------------  ----------------  -------------  ------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2020              2020              2020            2020           2020
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                     $129,114        $2,325,380               $--            $--      $166,477
Mortality and expense risk and
administrative charges (note 4a)                  295,361         3,520,696           137,131      1,137,062       185,248
NET INVESTMENT INCOME (EXPENSE)                  (166,247)       (1,195,316)         (137,131)    (1,137,062)      (18,771)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       (3,755,509)        2,346,226           164,265      5,839,706      (157,144)
Change in unrealized appreciation
(depreciation)                                    642,189        19,249,199         2,300,186     15,016,336       754,562
Capital gain distributions                        432,206        11,461,951           691,085             --       141,979
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (2,681,114)       33,057,376         3,155,536     20,856,042       739,397

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $(2,847,361)      $31,862,060        $3,018,405    $19,718,980      $720,626

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                                                            BLACKROCK
                                                                                                         VARIABLE SERIES
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED)                    BNY MELLON                       FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------
                                                         BNY MELLON                         BNY MELLON
                                                         INVESTMENT        BNY MELLON        VARIABLE       BLACKROCK
                                                       PORTFOLIOS --      SUSTAINABLE       INVESTMENT      ADVANTAGE
     VP                 VP                VP               MIDCAP             U.S.           FUND --        U.S. TOTAL
INTERNATIONAL        ULTRA(R)           VALUE              STOCK             EQUITY         GOVERNMENT        MARKET
   FUND --           FUND --           FUND --          PORTFOLIO --   PORTFOLIO, INC. --  MONEY MARKET    V.I. FUND --
   CLASS I           CLASS I           CLASS I         INITIAL SHARES    INITIAL SHARES     PORTFOLIO    CLASS III SHARES
--------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED         YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
DECEMBER 31,       DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
    2020               2020              2020               2020              2020             2020            2020
--------------------------------------------------------------------------------------------------------------------------

       $2,576               $--            $1,312                $704             $85,583        $2,467           $56,163
        9,828             2,082               832               1,248             118,949        22,506            58,682
       (7,252)           (2,082)              480                (544)            (33,366)      (20,039)           (2,519)


       36,099            12,711             1,433                (247)            244,116            --           (60,617)
       86,673            35,775            (4,903)              6,644           1,244,697            --           324,967
        7,770             4,350             1,552                  --              92,874            --           370,542
      130,542            52,836            (1,918)              6,397           1,581,687            --           634,892

     $123,290           $50,754           $(1,438)             $5,853          $1,548,321      $(20,039)         $632,373

   DEUTSCHE
     DWS
   VARIABLE                                      EATON VANCE
   SERIES I     DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST         FEDERATED HERMES INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------
                                                                  FEDERATED       FEDERATED
                                     DWS                            HERMES          HERMES
     DWS                            SMALL                            HIGH            HIGH         FEDERATED
   CAPITAL           DWS           MID CAP            VT            INCOME          INCOME          HERMES
    GROWTH         CROCI(R)         VALUE       FLOATING-RATE        BOND            BOND          KAUFMANN
    VIP --       U.S. VIP --        VIP --          INCOME        FUND II --      FUND II --      FUND II --
CLASS B SHARES  CLASS B SHARES  CLASS B SHARES       FUND       PRIMARY SHARES  SERVICE SHARES  SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020            2020            2020            2020            2020            2020            2020
---------------------------------------------------------------------------------------------------------------

            $4            $936            $114      $1,281,089        $446,069        $526,799             $--
         2,732           2,131             162         626,529         110,032         137,289         379,793
        (2,728)         (1,195)            (48)        654,560         336,037         389,510        (379,793)


         7,830            (228)           (367)     (1,162,328)        (96,665)       (167,252)      1,243,778
        46,281           5,965            (550)         13,193          25,147          69,196       3,123,731
            92           2,401             839              --              --              --       1,757,699
        54,203           8,138             (78)     (1,149,135)        (71,518)        (98,056)      6,125,208

       $51,475          $6,943           $(126)      $(494,575)       $264,519        $291,454      $5,745,415

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           FEDERATED
                                             HERMES
                                           INSURANCE
                                             SERIES
                                          (CONTINUED)             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                         --------------  --------------------------------------------------------------
                                           FEDERATED
                                             HERMES           VIP            VIP
                                            MANAGED          ASSET          ASSET             VIP             VIP
                                           VOLATILITY     MANAGER/SM/    MANAGER/SM/       BALANCED      CONTRAFUND(R)
                                           FUND II --    PORTFOLIO --   PORTFOLIO --     PORTFOLIO --    PORTFOLIO --
                                         PRIMARY SHARES  INITIAL CLASS SERVICE CLASS 2  SERVICE CLASS 2  INITIAL CLASS
                                         --------------  ------------- ---------------  ---------------  -------------
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                              2020           2020           2020             2020            2020
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                   $217,164       $541,744         $63,692         $820,676       $250,915
Mortality and expense risk and
administrative charges (note 4a)                120,698        444,027          91,525        1,201,140      1,453,702
NET INVESTMENT INCOME (EXPENSE)                  96,466         97,717         (27,833)        (380,464)    (1,202,787)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                         88,099         82,536          30,651        2,250,496      5,020,862
Change in unrealized appreciation
(depreciation)                                 (295,089)     3,936,923         535,576        9,596,306     21,795,335
Capital gain distributions                           --        477,563          66,920          945,684        525,997
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (206,990)     4,497,022         633,147       12,792,486     27,342,194

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $(110,524)    $4,594,739        $605,314      $12,412,022    $26,139,407

                                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         -------------------------------------------------------------------------------
                                               VIP                                              VIP
                                             GROWTH            VIP             VIP          INVESTMENT         VIP
                                          OPPORTUNITIES      GROWTH          GROWTH         GRADE BOND       MID CAP
                                          PORTFOLIO --    PORTFOLIO --    PORTFOLIO --     PORTFOLIO --   PORTFOLIO --
                                         SERVICE CLASS 2  INITIAL CLASS  SERVICE CLASS 2  SERVICE CLASS 2 INITIAL CLASS
                                         ---------------  -------------  ---------------  --------------- -------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                              2020            2020            2020             2020           2020
------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                         $--        $49,751           $9,543       $1,460,304           $44
Mortality and expense risk and
administrative charges (note 4a)                 657,424        884,910          293,250        1,218,030            50
NET INVESTMENT INCOME (EXPENSE)                 (657,424)      (835,159)        (283,707)         242,274            (6)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       2,897,566      4,189,002        2,062,978          962,482            (1)
Change in unrealized appreciation
(depreciation)                                19,357,208     14,015,759        2,594,916        3,482,725         1,234
Capital gain distributions                     1,222,990      6,291,377        2,135,045           28,311            --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                23,477,764     24,496,138        6,792,939        4,473,518         1,233

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   $22,820,340    $23,660,979       $6,509,232       $4,715,792        $1,227

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1





                           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                       VIP
                     DYNAMIC                                          VIP             VIP             VIP
      VIP            CAPITAL           VIP             VIP         GROWTH &        GROWTH &         GROWTH
 CONTRAFUND(R)    APPRECIATION    EQUITY-INCOME   EQUITY-INCOME     INCOME          INCOME       OPPORTUNITIES
 PORTFOLIO --     PORTFOLIO --    PORTFOLIO --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --    PORTFOLIO --
SERVICE CLASS 2  SERVICE CLASS 2  INITIAL CLASS  SERVICE CLASS 2 INITIAL CLASS  SERVICE CLASS 2  INITIAL CLASS
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020             2020            2020            2020           2020            2020            2020
---------------------------------------------------------------------------------------------------------------

        $79,879             $929     $1,137,203       $1,844,519      $318,863         $273,027         $2,188

      1,399,725           30,904        877,216        1,491,215       219,976          219,546        227,278
     (1,319,846)         (29,975)       259,987          353,304        98,887           53,481       (225,090)

      9,912,137           90,520       (101,392)         163,105       617,626         (325,228)     2,000,982
     12,907,686          474,387       (373,575)       9,793,020      (918,101)        (279,880)     5,806,524
        527,534           29,259      3,031,585        2,799,017       866,631          835,876        910,801
     23,347,357          594,166      2,556,618       12,755,142       566,156          230,768      8,718,307

    $22,027,511         $564,191     $2,816,605      $13,108,446      $665,043         $284,249     $8,493,217

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------
                                            VIP                                             FRANKLIN        FRANKLIN
      VIP                VIP               VALUE            FRANKLIN        FRANKLIN       LARGE CAP         MUTUAL
    MID CAP           OVERSEAS          STRATEGIES         ALLOCATION        INCOME          GROWTH          SHARES
 PORTFOLIO --       PORTFOLIO --       PORTFOLIO --       VIP FUND --     VIP FUND --     VIP FUND --     VIP FUND --
SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2    CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020               2020               2020               2020            2020            2020            2020
------------------------------------------------------------------------------------------------------------------------

       $250,713           $49,072             $22,501          $688,357     $11,549,438             $--        $260,103

      1,108,251           155,202              32,338           888,331       3,910,534           3,793         140,800
       (857,538)         (106,130)             (9,837)         (199,974)      7,638,904          (3,793)        119,303

     (2,342,418)          376,382             (26,007)       (2,281,845)     (2,694,716)         19,167        (141,594)
      8,193,051         1,187,781             104,118        (5,755,160)     (9,841,362)         53,905        (991,011)
             --            52,326             112,283        12,264,891         163,594          15,412         361,614
      5,850,633         1,616,489             190,394         4,227,886     (12,372,484)         88,484        (770,991)

     $4,993,095        $1,510,359            $180,557        $4,027,912     $(4,733,580)        $84,691       $(651,688)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                          GOLDMAN SACHS
                                                                                                             VARIABLE
                                                                                                            INSURANCE
                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)     TRUST
                                         ---------------------------------------------------------------  --------------
                                                                                                          GOLDMAN SACHS
                                                                            TEMPLETON                       GOVERNMENT
                                           TEMPLETON        TEMPLETON         GLOBAL        TEMPLETON         MONEY
                                            FOREIGN          FOREIGN           BOND           GROWTH          MARKET
                                          VIP FUND --      VIP FUND --     VIP FUND --     VIP FUND --       FUND --
                                         CLASS 1 SHARES   CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES  SERVICE SHARES
                                         --------------   --------------  --------------  --------------  --------------
                                           YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2020             2020            2020            2020            2020
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                      $140,943          $16,956        $358,229        $186,709        $316,881
Mortality and expense risk and
administrative charges (note 4a)                 57,957            6,108          57,746          94,979       2,039,803
NET INVESTMENT INCOME (EXPENSE)                  82,986           10,848         300,483          91,730      (1,722,922)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       (180,024)         (76,361)       (200,954)       (335,398)             --
Change in unrealized appreciation
(depreciation)                                  (90,643)          (3,942)       (403,083)        432,188              --
Capital gain distributions                           --               --              --              --              --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (270,667)         (80,303)       (604,037)         96,790              --

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $(187,681)        $(69,455)      $(303,554)       $188,520     $(1,722,922)

                                                               JANUS ASPEN SERIES (CONTINUED)
                                         --------------------------------------------------------------------------

                                                            JANUS                          JANUS         JANUS
                                             JANUS        HENDERSON        JANUS         HENDERSON     HENDERSON
                                           HENDERSON     ENTERPRISE      HENDERSON     FLEXIBLE BOND     FORTY
                                            BALANCED    PORTFOLIO --     ENTERPRISE    PORTFOLIO --  PORTFOLIO --
                                          PORTFOLIO --  INSTITUTIONAL   PORTFOLIO --   INSTITUTIONAL INSTITUTIONAL
                                         SERVICE SHARES    SHARES      SERVICE SHARES     SHARES        SHARES
                                         -------------- -------------  --------------  ------------- -------------
                                           YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                              2020          2020            2020           2020          2020
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                    $2,046,837       $49,564          $2,277       $265,201      $274,996
Mortality and expense risk and
administrative charges (note 4a)              1,776,600       616,383          79,415        133,092       570,062
NET INVESTMENT INCOME (EXPENSE)                 270,237      (566,819)        (77,138)       132,109      (295,066)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                      4,947,054     3,076,235         397,977         48,331     2,067,788
Change in unrealized appreciation
(depreciation)                                5,007,105     1,584,474          98,905        590,381     8,364,397
Capital gain distributions                      923,575     3,095,511         386,473             --     2,589,471
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                               10,877,734     7,756,220         883,355        638,712    13,021,656

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  $11,147,971    $7,189,401        $806,217       $770,821   $12,726,590

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



GOLDMAN SACHS VARIABLE INSURANCE                                                                  JANUS ASPEN
      TRUST (CONTINUED)                             JPMORGAN INSURANCE TRUST                        SERIES
--------------------------------------------------------------------------------------------------------------
   GOLDMAN          GOLDMAN        JPMORGAN                                                          JANUS
    SACHS            SACHS        INSURANCE      JPMORGAN         JPMORGAN         JPMORGAN        HENDERSON
  LARGE CAP         MID CAP         TRUST     INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST    BALANCED
VALUE FUND --    VALUE FUND --    CORE BOND    MID CAP VALUE   SMALL CAP CORE     U.S. EQUITY    PORTFOLIO --
INSTITUTIONAL    INSTITUTIONAL   PORTFOLIO --  PORTFOLIO --     PORTFOLIO --     PORTFOLIO --    INSTITUTIONAL
   SHARES           SHARES         CLASS 1        CLASS 1          CLASS 1          CLASS 1         SHARES
--------------------------------------------------------------------------------------------------------------
 YEAR ENDED       YEAR ENDED      YEAR ENDED    YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
DECEMBER 31,     DECEMBER 31,    DECEMBER 31,  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
    2020             2020            2020          2020             2020             2020            2020
--------------------------------------------------------------------------------------------------------------

      $75,875         $171,970        $44,740          $4,745             $879           $9,668     $1,550,991

       76,919          404,040         44,179           5,032            2,263           22,398        919,381
       (1,044)        (232,070)           561            (287)          (1,384)         (12,730)       631,610

     (157,628)         (35,720)        50,114         (17,627)           3,944          125,908      3,486,841
      205,789        1,538,064         84,775         (12,536)          28,114           53,085      2,987,255
       99,855          436,812             --          19,798            5,788           77,969        638,662
      148,016        1,939,156        134,889         (10,365)          37,846          256,962      7,112,758

     $146,972       $1,707,086       $135,450        $(10,652)         $36,462         $244,232     $7,744,368

                                        JANUS ASPEN SERIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                      JANUS
                     JANUS                          HENDERSON         JANUS                          JANUS
    JANUS          HENDERSON          JANUS           GLOBAL        HENDERSON        JANUS         HENDERSON
  HENDERSON     GLOBAL RESEARCH     HENDERSON     TECHNOLOGY AND    OVERSEAS       HENDERSON       RESEARCH
    FORTY        PORTFOLIO --    GLOBAL RESEARCH    INNOVATION    PORTFOLIO --      OVERSEAS     PORTFOLIO --
 PORTFOLIO --    INSTITUTIONAL    PORTFOLIO --     PORTFOLIO --   INSTITUTIONAL   PORTFOLIO --   INSTITUTIONAL
SERVICE SHARES      SHARES       SERVICE SHARES   SERVICE SHARES     SHARES      SERVICE SHARES     SHARES
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
     2020            2020             2020             2020           2020            2020           2020
---------------------------------------------------------------------------------------------------------------

       $89,959         $277,587          $17,610            $324       $235,903         $24,248       $225,376

       222,277          479,235           42,441         161,394        256,220          30,793        587,906
      (132,318)        (201,648)         (24,831)       (161,070)       (20,317)         (6,545)      (362,530)

       639,310        2,142,010          168,809       1,382,872       (519,807)          3,628      2,132,907
     3,125,632        2,184,457          186,284       2,307,495      3,035,923         277,534      6,625,426
     1,019,015        1,793,620          149,755         939,627             --              --      3,350,410
     4,783,957        6,120,087          504,848       4,629,994      2,516,116         281,162     12,108,743

    $4,651,639       $5,918,439         $480,017      $4,468,924     $2,495,799        $274,617    $11,746,213

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          JANUS ASPEN
                                             SERIES
                                          (CONTINUED)           LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                         --------------  -------------------------------------------------------

                                                         CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE   CLEARBRIDGE
                                             JANUS         VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           HENDERSON      AGGRESSIVE     DIVIDEND      DIVIDEND     LARGE CAP
                                            RESEARCH        GROWTH       STRATEGY      STRATEGY       VALUE
                                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                         SERVICE SHARES    CLASS II      CLASS I       CLASS II      CLASS I
                                         --------------  ------------  ------------  ------------  ------------
                                           YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2020           2020          2020          2020          2020
----------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                       $11,364       $30,659       $54,111       $57,876      $176,626
Mortality and expense risk and
administrative charges (note 4a)                 49,541        85,097        56,592        94,521       200,046
NET INVESTMENT INCOME (EXPENSE)                 (38,177)      (54,438)       (2,481)      (36,645)      (23,420)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                        327,625        81,984       160,856       647,556        90,276
Change in unrealized appreciation
(depreciation)                                  307,844       302,240       (17,590)     (610,744)   (1,118,490)
Capital gain distributions                      271,600       510,234        33,647        40,185     1,383,122
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                  907,069       894,458       176,913        76,997       354,908

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                     $868,892      $840,020      $174,432       $40,352      $331,488


                                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                         ------------------------------------------------------------------------------
                                                         INTERNATIONAL     LONG-TERM
                                                         BOND PORTFOLIO       U.S.            LOW            TOTAL
                                           HIGH YIELD     (U.S. DOLLAR     GOVERNMENT       DURATION         RETURN
                                          PORTFOLIO --     HEDGED) --     PORTFOLIO --    PORTFOLIO --    PORTFOLIO --
                                         ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE
                                          CLASS SHARES    CLASS SHARES    CLASS SHARES    CLASS SHARES    CLASS SHARES
                                         --------------  --------------  --------------  --------------  --------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2020            2020            2020            2020            2020
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                    $1,814,992        $107,613        $729,793        $613,794      $3,108,946
Mortality and expense risk and
administrative charges (note 4a)                622,143          27,254         735,486       1,012,864       2,364,741
NET INVESTMENT INCOME (EXPENSE)               1,192,849          80,359          (5,693)       (399,070)        744,205

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       (109,421)         15,350       3,042,219         (21,540)      1,705,942
Change in unrealized appreciation
(depreciation)                                 (137,292)        (29,458)      1,737,932         888,314       5,645,600
Capital gain distributions                           --              --         313,868              --       1,683,828
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (246,713)        (14,108)      5,094,019         866,774       9,035,370

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                     $946,136         $66,251      $5,088,326        $467,704      $9,779,575

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                  PIMCO
                                                                                                VARIABLE
             MFS(R) VARIABLE INSURANCE TRUST              MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------
                                                                              MFS(R)
                                                                           MASSACHUSETTS
    MFS(R)        MFS(R) NEW   MFS(R) TOTAL    MFS(R)        MFS(R)          INVESTORS
   INVESTORS      DISCOVERY       RETURN     UTILITIES       INCOME        GROWTH STOCK         ALL ASSET
TRUST SERIES --   SERIES --     SERIES --    SERIES --    PORTFOLIO --     PORTFOLIO --       PORTFOLIO --
    SERVICE        SERVICE       SERVICE      SERVICE       SERVICE           SERVICE            ADVISOR
 CLASS SHARES    CLASS SHARES  CLASS SHARES CLASS SHARES  CLASS SHARES     CLASS SHARES       CLASS SHARES
-------------------------------------------------------------------------------------------------------------
  YEAR ENDED      YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED       YEAR ENDED         YEAR ENDED
 DECEMBER 31,    DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
     2020            2020          2020         2020          2020             2020               2020
-------------------------------------------------------------------------------------------------------------

        $19,705           $--      $728,870     $251,070          $846           $13,700            $213,773

         71,272       280,195       669,307      178,240           352            98,349              69,179
        (51,567)     (280,195)       59,563       72,830           494           (84,649)            144,594

        174,783       240,332       637,310      313,300            22           389,299             (62,004)
        266,112     5,304,455       694,008     (394,583)        1,235           302,905             136,819
        142,006     1,953,595       949,165      297,067            --           602,288                  --
        582,901     7,498,382     2,280,483      215,784         1,257         1,294,492              74,815

       $531,334    $7,218,187    $2,340,046     $288,614        $1,751        $1,209,843            $219,409

RYDEX VARIABLE
     TRUST                             STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------
                                   PREMIER
                                    GROWTH       REAL ESTATE      S&P 500(R)      SMALL-CAP         TOTAL
                     INCOME         EQUITY        SECURITIES        INDEX           EQUITY          RETURN
                     V.I.S.         V.I.S.          V.I.S.          V.I.S.          V.I.S.          V.I.S.
NASDAQ --100(R)     FUND --        FUND --         FUND --         FUND --         FUND --         FUND --
     FUND        CLASS 1 SHARES CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020             2020           2020            2020            2020            2020            2020
---------------------------------------------------------------------------------------------------------------

        $17,450        $330,496         $8,648        $185,625      $2,338,715             $--     $13,132,815

         90,510         205,443        443,224         579,800       2,029,487         369,986      11,209,621
        (73,060)        125,053       (434,576)       (394,175)        309,228        (369,986)      1,923,194

        273,658         194,418      1,317,802      (1,093,949)      9,650,183        (867,785)    (11,645,024)
      1,256,084         364,452      4,333,154      (1,525,878)     (1,659,718)      3,381,797      39,802,574
        696,325          43,770      2,802,061         498,643      10,890,636         803,829              --
      2,226,067         602,640      8,453,017      (2,121,184)     18,881,101       3,317,841      28,157,550

     $2,153,007        $727,693     $8,018,441     $(2,515,359)    $19,190,329      $2,947,855     $30,080,744

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         STATE STREET VARIABLE INSURANCE                                     THE PRUDENTIAL
                                         SERIES FUNDS, INC. (CONTINUED)         THE ALGER PORTFOLIOS           SERIES FUND
                                         ------------------------------- ----------------------------------- ---------------

                                             TOTAL            U.S.            ALGER             ALGER           JENNISON
                                             RETURN          EQUITY         LARGE CAP         SMALL CAP           20/20
                                             V.I.S.          V.I.S.           GROWTH            GROWTH            FOCUS
                                            FUND --         FUND --        PORTFOLIO --      PORTFOLIO --     PORTFOLIO --
                                         CLASS 3 SHARES  CLASS 1 SHARES  CLASS I-2 SHARES  CLASS I-2 SHARES  CLASS II SHARES
                                         --------------  --------------  ----------------  ----------------  ---------------
                                           YEAR ENDED      YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                              2020            2020             2020              2020             2020
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                    $6,504,671        $105,336           $54,846          $210,854              $--
Mortality and expense risk and
administrative charges (note 4a)              7,741,693         312,184           435,980           295,813           78,055
NET INVESTMENT INCOME (EXPENSE)              (1,237,022)       (206,848)         (381,134)          (84,959)         (78,055)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                     (7,613,364)        591,662         2,006,318         1,297,802          560,779
Change in unrealized appreciation
(depreciation)                               22,383,553       1,929,663         9,061,938         7,910,624          822,267
Capital gain distributions                           --       1,597,555         4,903,568         1,414,625               --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                               14,770,189       4,118,880        15,971,824        10,623,051        1,383,046

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  $13,533,167      $3,912,032       $15,590,690       $10,538,092       $1,304,991

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                    WELLS FARGO
              THE PRUDENTIAL SERIES FUND (CONTINUED)               VARIABLE TRUST
------------------------------------------------------------------ --------------
                                                   SP PRUDENTIAL    WELLS FARGO
                                        SP             U.S.              VT
                     NATURAL       INTERNATIONAL     EMERGING          OMEGA
   JENNISON         RESOURCES         GROWTH          GROWTH           GROWTH
 PORTFOLIO --     PORTFOLIO --     PORTFOLIO --    PORTFOLIO --       FUND --
CLASS II SHARES  CLASS II SHARES  CLASS II SHARES CLASS II SHARES     CLASS 2
---------------  ---------------  --------------- ---------------  --------------
  YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
     2020             2020             2020            2020             2020
----------------------------------------------------------------------------------

            $--              $--              $--             $--             $--

         97,669          427,318               --             346         118,514
        (97,669)        (427,318)              --            (346)       (118,514)

        735,225       (3,022,278)              --             253       1,921,551
      2,173,049        4,576,377               --           8,895         104,617
             --               --               --              --         661,478
      2,908,274        1,554,099               --           9,148       2,687,646

     $2,810,605       $1,126,781              $--          $8,802      $2,569,132

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets


                                                            AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         -----------------------------------------------------------------------------
                                                    AB                        AB                        AB
                                              BALANCED WEALTH           GLOBAL THEMATIC             GROWTH AND
                                           STRATEGY PORTFOLIO --      GROWTH PORTFOLIO --       INCOME PORTFOLIO --
                                                  CLASS B                   CLASS B                   CLASS B
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $38,881      $58,707     $(23,895)    $(28,636)    $(86,611)   $(230,480)
Net realized gain (loss) on investments     (307,543)    (144,054)     132,840      137,912      403,934    1,489,351
Change in unrealized appreciation
(depreciation) on investments                629,563      489,266      397,808      278,491   (2,607,594)   2,625,475
Capital gain distributions                   330,737    1,431,565      202,339      116,397    1,674,683    4,681,527
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   691,638    1,835,484      709,092      504,164     (615,588)   8,565,873

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   5,724       37,136           --           70        2,259      132,304
Transfers for contract benefits and
terminations                              (1,266,828)  (1,127,876)    (148,658)    (291,795)  (3,273,397)  (5,095,178)
Administrative expenses                      (86,782)     (95,078)     (10,621)     (10,424)     (66,684)    (103,604)
Transfers between subaccounts
(including fixed account), net              (410,835)    (803,469)     (67,539)     (55,023)  (6,689,365)    (610,202)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,758,721)  (1,989,287)    (226,818)    (357,172) (10,027,187)  (5,676,680)
INCREASE (DECREASE) IN NET ASSETS         (1,067,083)    (153,803)     482,274      146,992  (10,642,775)   2,889,193
Net assets at beginning of year           12,049,691   12,203,494    2,134,932    1,987,940   43,446,118   40,556,925
Net assets at end of year                $10,982,608  $12,049,691   $2,617,206   $2,134,932  $32,803,343  $43,446,118

CHANGE IN UNITS (NOTE 5):
Units purchased                               62,166       33,087        4,321        4,338       81,120      255,200
Units redeemed                              (188,611)    (178,355)     (15,319)     (21,892)    (473,593)    (477,974)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                        (126,445)    (145,268)     (10,998)     (17,554)    (392,473)    (222,774)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
             AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)                                INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------------
           AB                        AB                        AB                INVESCO OPPENHEIMER       INVESCO OPPENHEIMER
      INTERNATIONAL               LARGE CAP                 SMALL CAP               V.I. CAPITAL              V.I. CAPITAL
   VALUE PORTFOLIO --        GROWTH PORTFOLIO --       GROWTH PORTFOLIO --      APPRECIATION FUND --      APPRECIATION FUND --
         CLASS B                   CLASS B                   CLASS B               SERIES I SHARES          SERIES II SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(88,624)   $(275,296)   $(432,570)   $(377,344)   $(334,511)   $(214,398)   $(364,561)   $(326,336)    $(76,294)    $(65,683)
 (1,033,388)    (227,919)     881,845      574,843      723,044      175,625    1,287,499      962,278      285,463      126,217
    669,357    4,620,285    5,623,682    3,384,399    8,368,300    2,107,773    3,135,129    4,180,680      744,374      747,992
         --           --    2,348,634    3,225,641    2,145,105    1,934,385    3,892,808    2,273,320      641,090      418,261
   (452,655)   4,117,070    8,421,591    6,807,539   10,901,938    4,003,385    7,950,875    7,089,942    1,594,633    1,226,787

     16,510       66,843      358,102      442,472      228,571      390,024       12,655        4,745      110,083       59,446
 (2,043,127)  (3,097,932)  (1,190,578)  (1,891,182)  (1,931,702)  (1,061,945)  (2,391,712)  (3,513,692)    (160,115)    (262,938)
   (199,438)    (243,954)    (129,263)    (111,215)    (144,973)     (74,714)     (22,398)     (24,293)     (31,378)     (23,391)
 (4,841,383)    (341,257)    (974,117)    (416,539)   9,988,054     (666,766)  (1,438,508)    (470,945)   4,509,408     (346,759)
 (7,067,438)  (3,616,300)  (1,935,856)  (1,976,464)   8,139,950   (1,413,401)  (3,839,963)  (4,004,185)   4,427,998     (573,642)
 (7,520,093)     500,770    6,485,735    4,831,075   19,041,888    2,589,984    4,110,912    3,085,757    6,022,631      653,145
 29,281,105   28,780,335   26,580,976   21,749,901   14,854,595   12,264,611   25,294,837   22,209,080    4,417,946    3,764,801
$21,761,012  $29,281,105  $33,066,711  $26,580,976  $33,896,483  $14,854,595  $29,405,749  $25,294,837  $10,440,577   $4,417,946

  1,014,730      617,253       44,941       26,734      481,806       34,247       14,245       19,592      155,739       20,858
 (2,060,409)  (1,110,971)    (109,365)    (121,619)    (188,680)     (87,746)     (84,928)     (87,972)     (51,024)     (42,998)

 (1,045,679)    (493,718)     (64,424)     (94,885)     293,126      (53,499)     (70,683)     (68,380)     104,715      (22,140)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------
                                            INVESCO OPPENHEIMER       INVESCO OPPENHEIMER       INVESCO OPPENHEIMER
                                             V.I. CONSERVATIVE         V.I. CONSERVATIVE      V.I. DISCOVERY MID CAP
                                             BALANCED FUND --          BALANCED FUND --           GROWTH FUND --
                                              SERIES I SHARES          SERIES II SHARES           SERIES I SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $75,635      $90,062     $(16,258)     $24,052    $(316,422)   $(305,855)
Net realized gain (loss) on investments      219,435      134,753      914,888      431,776    1,159,031      995,496
Change in unrealized appreciation
(depreciation) on investments                745,027    1,061,056      912,458    1,741,755    5,556,257    3,427,138
Capital gain distributions                   235,959      158,222      404,255      292,203    1,965,977    2,879,233
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                 1,276,056    1,444,093    2,215,343    2,489,786    8,364,843    6,996,012

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                     455          973       16,594        8,685       30,536        3,004
Transfers for contract benefits and
terminations                                (704,757)  (1,124,819)  (2,512,185)  (1,834,907)  (2,679,427)  (2,979,319)
Administrative expenses                      (10,324)     (11,400)     (88,845)     (93,992)     (17,378)     (18,801)
Transfers between subaccounts
(including fixed account), net               224,914       92,244      697,912      909,558     (359,887)    (356,996)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (489,712)  (1,043,002)  (1,886,524)  (1,010,656)  (3,026,156)  (3,352,112)
INCREASE (DECREASE) IN NET ASSETS            786,344      401,091      328,819    1,479,130    5,338,687    3,643,900
Net assets at beginning of year            9,806,301    9,405,210   18,373,840   16,894,710   23,284,392   19,640,492
Net assets at end of year                $10,592,645   $9,806,301  $18,702,659  $18,373,840  $28,623,079  $23,284,392

CHANGE IN UNITS (NOTE 5):
Units purchased                               32,831       15,718      366,777      263,088       17,997       13,664
Units redeemed                               (46,691)     (61,074)    (514,637)    (353,599)     (62,042)     (69,149)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                         (13,860)     (45,356)    (147,860)     (90,511)     (44,045)     (55,485)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
----------------------------------------------------------------------------------------------------------
   INVESCO OPPENHEIMER                               INVESCO OPPENHEIMER V.I.
 V.I. DISCOVERY MID CAP      INVESCO OPPENHEIMER         GLOBAL STRATEGIC         INVESCO OPPENHEIMER
     GROWTH FUND --          V.I. GLOBAL FUND --          INCOME FUND --       V.I. MAIN STREET FUND(R) --
    SERIES II SHARES           SERIES II SHARES           SERIES I SHARES           SERIES II SHARES
-----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2020         2019         2020          2019         2020         2019         2020          2019
-----------------------------------------------------------------------------------------------------------


  $(152,436)   $(136,231)    $(903,088)   $(610,398)    $103,586      $66,986    $(895,402)   $(1,003,549)
    119,120       70,970     2,622,943    1,495,168      (56,992)     (45,106)   8,235,428      2,470,864
  2,100,052    1,581,828    20,199,259    6,492,872      (17,861)     222,626   (8,663,568)     9,362,247
    749,778    1,118,284     4,037,176    9,150,385           --           --    1,633,711     18,397,144
  2,816,514    2,634,851    25,956,290   16,528,027       28,733      244,506      310,169     29,226,706

    363,529      507,978       404,898      583,549       10,050        2,273       86,743        130,429
   (704,428)    (605,569)   (6,723,862)  (6,086,757)    (183,804)    (334,346)  (5,859,174)   (11,987,450)
    (43,984)     (40,916)     (604,438)    (383,600)      (3,031)      (3,812)    (546,634)      (988,335)
 (1,601,909)   1,246,703    38,750,960   (2,283,258)     (23,570)     (36,582) (89,108,264)   (10,840,588)
 (1,986,792)   1,108,196    31,827,558   (8,170,066)    (200,355)    (372,467) (95,427,329)   (23,685,944)
    829,722    3,743,047    57,783,848    8,357,961     (171,622)    (127,961) (95,117,160)     5,540,762
 10,683,408    6,940,361    67,455,449   59,097,488    2,627,637    2,755,598  112,320,026    106,779,264
$11,513,130  $10,683,408  $125,239,297  $67,455,449   $2,456,015   $2,627,637  $17,202,866   $112,320,026

     59,177       85,149     2,913,635      318,656       26,773        7,314      561,844        456,233
   (125,291)     (50,824)   (1,067,022)    (694,013)     (46,627)     (41,914)  (5,211,647)    (1,623,964)

    (66,114)      34,325     1,846,613     (375,357)     (19,854)     (34,600)  (4,649,803)    (1,167,731)

--------------------------
   INVESCO OPPENHEIMER
    V.I. MAIN STREET
  SMALL CAP FUND(R) --
    SERIES II SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


  $(340,964)   $(482,797)
    403,645      194,414
  4,704,240    3,861,143
    381,860    2,759,471
  5,148,781    6,332,231

     45,343      197,125
 (2,580,960)  (2,619,339)
   (195,319)    (210,618)
 (2,855,308)  (1,523,058)
 (5,586,244)  (4,155,890)
   (437,463)   2,176,341
 29,674,934   27,498,593
$29,237,471  $29,674,934

    278,953      164,776
   (447,225)    (321,224)

   (168,272)    (156,448)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------
                                            INVESCO OPPENHEIMER
                                             V.I. TOTAL RETURN       INVESCO V.I. AMERICAN     INVESCO V.I. AMERICAN
                                               BOND FUND --            FRANCHISE FUND --         FRANCHISE FUND --
                                              SERIES I SHARES           SERIES I SHARES          SERIES II SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $134,930     $160,920    $(320,551)   $(299,562)    $(73,028)    $(79,488)
Net realized gain (loss) on investments       27,108      (85,620)     748,574      282,871      829,661      610,523
Change in unrealized appreciation
(depreciation) on investments                502,042      547,390    5,005,443    2,572,726      524,941      247,077
Capital gain distributions                        --           --    1,539,947    3,115,377      344,680      710,919
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   664,080      622,690    6,973,413    5,671,412    1,626,254    1,489,031

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  32,938        2,400      318,780      456,438           --           --
Transfers for contract benefits and
terminations                              (1,118,332)    (822,602)  (1,443,006)  (1,393,486)  (1,187,104)    (838,774)
Administrative expenses                      (12,096)     (12,690)    (102,957)     (90,850)     (17,195)     (18,127)
Transfers between subaccounts
(including fixed account), net               489,253      350,684   (5,266,330)   4,071,598     (275,973)     (17,689)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (608,237)    (482,208)  (6,493,513)   3,043,700   (1,480,272)    (874,590)
INCREASE (DECREASE) IN NET ASSETS             55,843      140,482      479,900    8,715,112      145,982      614,441
Net assets at beginning of year            8,234,298    8,093,816   23,899,775   15,184,663    5,082,002    4,467,561
Net assets at end of year                 $8,290,141   $8,234,298  $24,379,675  $23,899,775   $5,227,984   $5,082,002

CHANGE IN UNITS (NOTE 5):
Units purchased                               61,874       42,408       53,507      260,165       28,609       27,456
Units redeemed                               (86,047)     (67,324)    (332,241)    (111,789)     (75,302)     (56,416)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                         (24,173)     (24,916)    (278,734)     148,376      (46,693)     (28,960)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
---------------------------------------------------------------------------------------------------------

      INVESCO V.I.              INVESCO V.I. CORE        INVESCO V.I. EQUITY    INVESCO V.I. GLOBAL REAL
    COMSTOCK FUND --             EQUITY FUND --          AND INCOME FUND --          ESTATE FUND --
    SERIES II SHARES             SERIES I SHARES          SERIES II SHARES          SERIES II SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020           2019         2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------


   $106,671        $26,345    $(827,318)   $(802,586)     $48,070      $70,887      $5,480       $3,189
   (448,314)       370,527   (1,342,102)    (506,937)    (134,232)     210,908      (3,887)       4,371
 (1,073,073)     1,420,044       17,367   13,837,659      423,897    1,415,884     (29,551)      31,677
    499,459      2,992,047    1,327,785   11,191,306      746,288    1,295,335       5,463          242
   (915,257)     4,808,963     (824,268)  23,719,442    1,084,023    2,993,014     (22,495)      39,479

     16,250        119,773       40,291       75,718          200       52,332          --           --
 (1,572,835)    (1,862,097)  (4,717,395) (11,522,231)  (1,382,591)  (1,604,537)    (16,563)     (17,937)
    (90,383)      (108,735)    (507,356)    (943,786)    (133,365)    (138,908)       (293)        (318)
   (716,204)    (1,053,878) (86,703,324)  (8,356,946)  (1,173,731)     (15,606)     16,937      (12,170)
 (2,363,172)    (2,904,937) (91,887,784) (20,747,245)  (2,689,487)  (1,706,719)         81      (30,425)
 (3,278,429)     1,904,026  (92,712,052)   2,972,197   (1,605,464)   1,286,295     (22,414)       9,054
 23,830,155     21,926,129   98,305,382   95,333,185   18,863,440   17,577,145     211,193      202,139
$20,551,726    $23,830,155   $5,593,330  $98,305,382  $17,257,976  $18,863,440    $188,779     $211,193

    135,981         36,711      580,966      532,370      148,253      141,446       5,835        1,708
   (234,829)      (158,050)  (5,809,821)  (1,731,254)    (315,870)    (234,739)     (4,984)      (3,626)
    (98,848)      (121,339)  (5,228,855)  (1,198,884)    (167,617)     (93,293)        851       (1,918)

--------------------------

 INVESCO V.I. GOVERNMENT
   SECURITIES FUND --
     SERIES I SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


    $--           $(10)
     --            (29)
     --            145
     --             --
     --            106

     --             --
     --         (2,924)
     --             --
     --              1
     --         (2,923)
     --         (2,817)
     --          2,817
    $--            $--

     --             --
     --           (165)
     --           (165)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------
                                               INVESCO V.I.
                                               INTERNATIONAL             INVESCO V.I.           INVESCO V.I. VALUE
                                              GROWTH FUND --          TECHNOLOGY FUND --       OPPORTUNITIES FUND --
                                             SERIES II SHARES           SERIES I SHARES          SERIES II SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)            $(189,193)   $(180,256)     $--           $(43)      $(51,577)    $(65,712)
Net realized gain (loss) on investments    2,495,730    1,164,192       --          2,012       (327,689)    (117,817)
Change in unrealized appreciation
(depreciation) on investments             (2,636,159)   6,243,126       --          2,252        397,832      341,876
Capital gain distributions                   262,606    2,726,332       --             --        162,362      878,004
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   (67,016)   9,953,394       --          4,221        180,928    1,036,351

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  17,157       78,437       --             --          3,814        1,320
Transfers for contract benefits and
terminations                              (2,071,570)  (4,419,494)      --             --       (328,483)    (455,929)
Administrative expenses                     (211,654)    (349,805)      --             --        (11,768)     (14,773)
Transfers between subaccounts
(including fixed account), net           (27,283,690)  (3,947,650)      --        (36,919)      (115,324)     (63,605)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                     (29,549,757)  (8,638,512)      --        (36,919)      (451,761)    (532,987)
INCREASE (DECREASE) IN NET ASSETS        (29,616,773)   1,314,882       --        (32,698)      (270,833)     503,364
Net assets at beginning of year           42,257,378   40,942,496       --         32,698      4,324,424    3,821,060
Net assets at end of year                $12,640,605  $42,257,378      $--            $--     $4,053,591   $4,324,424

CHANGE IN UNITS (NOTE 5):
Units purchased                              306,404      238,464       --             --         32,377       12,221
Units redeemed                            (2,522,907)    (860,415)      --         (4,514)       (52,601)     (40,509)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS
WITH CONTRACT OWNERS                      (2,216,503)    (621,951)      --         (4,514)       (20,224)     (28,288)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

    AMERICAN CENTURY
VARIABLE PORTFOLIOS II, INC.                               AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------

      VP INFLATION                VP DISCIPLINED
       PROTECTION                   CORE VALUE             VP INTERNATIONAL             VP ULTRA(R)
    FUND -- CLASS II              FUND -- CLASS I           FUND -- CLASS I           FUND -- CLASS I
-----------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020           2019          2020         2019         2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------


  $(145,524)      $196,024         $329         $773      $(7,252)     $(4,701)     $(2,082)      $(763)
    853,052       (195,627)       8,597        4,746       36,099       10,715       12,711       4,106
  1,171,533      2,521,781       48,627       32,343       86,673       89,521       35,775       3,630
         --             --       16,232       29,501        7,770       28,437        4,350       4,440
  1,879,061      2,522,178       73,785       67,363      123,290      123,972       50,754      11,413

     14,402         28,467           --           --           --           --           --          --
 (2,471,992)    (4,191,895)     (36,740)     (28,154)     (48,925)     (44,413)     (10,105)     (2,266)
   (242,833)      (341,131)        (440)        (356)        (989)      (1,135)        (325)       (265)
(17,910,358)     1,148,725      258,676      (29,279)      28,225      (56,156)     121,956      (9,530)
(20,610,781)    (3,355,834)     221,496      (57,789)     (21,689)    (101,704)     111,526     (12,061)
(18,731,720)      (833,656)     295,281        9,574      101,601       22,268      162,280        (648)
 35,553,419     36,387,075      337,524      327,950      533,326      511,058       39,309      39,957
$16,821,699    $35,553,419     $632,805     $337,524     $634,927     $533,326     $201,589     $39,309

    514,640        539,644       20,221        1,618       14,437        1,933        5,603         171
 (2,155,346)      (810,557)      (8,179)      (4,200)     (13,734)      (7,951)      (2,062)       (613)

 (1,640,706)      (270,913)      12,042       (2,582)         703       (6,018)       3,541        (442)


--------------------------


        VP VALUE
     FUND -- CLASS I
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


     $480         $422
    1,433        1,312
   (4,903)       8,856
    1,552        3,701
   (1,438)      14,291

       --           --
     (866)        (955)
     (107)        (164)
   (3,360)      (1,810)
   (4,333)      (2,929)
   (5,771)      11,362
   69,412       58,050
  $63,641      $69,412

       95            4
     (259)        (103)

     (164)         (99)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                          BNY MELLON
                                         -----------------------------------------------------------------------------

                                                                           BNY MELLON                BNY MELLON
                                                BNY MELLON                 SUSTAINABLE                VARIABLE
                                                INVESTMENT                 U.S. EQUITY           INVESTMENT FUND --
                                         PORTFOLIOS --MIDCAP STOCK     PORTFOLIO, INC. --         GOVERNMENT MONEY
                                         PORTFOLIO --INITIAL SHARES      INITIAL SHARES           MARKET PORTFOLIO
                                         -------------------------  ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019         2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)               $(544)       $(780)      $(33,366)     $(5,713)    $(20,039)        $147
Net realized gain (loss) on investments        (247)         350        244,116       10,231           --           --
Change in unrealized appreciation
(depreciation) on investments                 6,644        9,589      1,244,697    1,668,754           --           --
Capital gain distributions                       --        6,809         92,874      219,638           --           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    5,853       15,968      1,548,321    1,892,910      (20,039)         147

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  2,324           --        119,198           --       40,554           --
Transfers for contract benefits and
terminations                                 (4,102)      (4,731)    (1,111,148)     (42,073)  (1,573,958)  (1,136,481)
Administrative expenses                        (584)        (657)       (31,164)     (25,962)      (3,747)      (2,401)
Transfers between subaccounts
(including fixed account), net                    1           (1)        (1,166)      (1,614)   1,937,401    1,109,042
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                         (2,361)      (5,389)    (1,024,280)     (69,649)     400,250      (29,840)
INCREASE (DECREASE) IN NET ASSETS             3,492       10,579        524,041    1,823,261      380,211      (29,693)
Net assets at beginning of year              98,931       88,352      7,720,574    5,897,313    1,061,788    1,091,481
Net assets at end of year                  $102,423      $98,931     $8,244,615   $7,720,574   $1,441,999   $1,061,788

CHANGE IN UNITS (NOTE 5):
Units purchased                                  77           --          8,158          141      271,229      199,656
Units redeemed                                 (160)        (170)       (69,533)      (5,372)    (229,477)    (202,490)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH
CONTRACT OWNERS                                 (83)        (170)       (61,375)      (5,231)      41,752       (2,834)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                  BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------
                                                                                        BLACKROCK
        BLACKROCK                 BLACKROCK                                             LARGE CAP
        ADVANTAGE                   BASIC                    BLACKROCK                    FOCUS
    U.S. TOTAL MARKET               VALUE                GLOBAL ALLOCATION               GROWTH
      V.I. FUND --              V.I. FUND --               V.I. FUND --               V.I. FUND --
    CLASS III SHARES          CLASS III SHARES           CLASS III SHARES           CLASS III SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020          2019          2020         2019
----------------------------------------------------------------------------------------------------------


    $(2,519)     $23,922    $(166,247)    $106,688   $(1,195,316)  $(1,370,576)   $(137,131)   $(103,288)
    (60,617)     (44,773)  (3,755,509)     (67,377)    2,346,226       833,303      164,265       32,962
    324,967      504,769      642,189    3,245,778    19,249,199    23,304,853    2,300,186      881,050
    370,542      487,480      432,206    2,392,562    11,461,951     8,081,556      691,085      714,957
    632,373      971,398   (2,847,361)   5,677,651    31,862,060    30,849,136    3,018,405    1,525,681

      2,626       10,809       11,663       40,512        69,703       212,059       54,820        2,310
   (147,992)    (365,081)  (2,231,345)  (3,014,965)  (19,653,749)  (22,530,770)    (289,255)    (118,875)
    (16,627)     (17,570)    (151,563)    (259,532)   (1,719,193)   (1,828,232)     (36,188)     (25,509)
   (711,838)     (77,425) (17,746,717)    (456,099)  (14,300,625)  (12,991,465)   2,852,472      962,233
   (873,831)    (449,267) (20,117,962)  (3,690,084)  (35,603,864)  (37,138,408)   2,581,849      820,159
   (241,458)     522,131  (22,965,323)   1,987,567    (3,741,804)   (6,289,272)   5,600,254    2,345,840
  4,318,370    3,796,239   29,759,454   27,771,887   206,940,793   213,230,065    7,143,267    4,797,427
 $4,076,912   $4,318,370   $6,794,131  $29,759,454  $203,198,989  $206,940,793  $12,743,521   $7,143,267

      7,323       16,359      352,391      199,609       546,585       685,594       82,543       34,812
    (38,851)     (34,878)  (1,629,904)    (415,406)   (2,805,637)   (3,144,941)     (25,104)      (7,811)

    (31,528)     (18,519)  (1,277,513)    (215,797)   (2,259,052)   (2,459,347)      57,439       27,001

 COLUMBIA FUNDS VARIABLE
     SERIES TRUST II
--------------------------


       CTIVP/SM/ --
      LOOMIS SAYLES
      GROWTH FUND --
         CLASS 1
--------------------------
 YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,
    2020          2019
--------------------------


 $(1,137,062)   $(640,342)
   5,839,706    3,756,921
  15,016,336    6,998,778
          --           --
  19,718,980   10,115,357

      62,628       40,712
  (6,389,867)  (4,611,341)
    (601,571)    (308,495)
  62,216,888   (4,867,363)
  55,288,078   (9,746,487)
  75,007,058      368,870
  37,638,661   37,269,791
$112,645,719  $37,638,661

   4,093,409      184,139
  (1,134,432)    (802,213)

   2,958,977     (618,074)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          COLUMBIA FUNDS VARIABLE      DEUTSCHE DWS VARIABLE     DEUTSCHE DWS VARIABLE
                                         SERIES TRUST II (CONTINUED)         SERIES I                  SERIES II
                                         --------------------------- ------------------------- -------------------------
                                                 COLUMBIA
                                                 VARIABLE
                                                PORTFOLIO--                     DWS                       DWS
                                                 OVERSEAS                     CAPITAL                  CROCI(R)
                                               CORE FUND --                GROWTH VIP --              U.S. VIP --
                                                  CLASS 2                 CLASS B SHARES            CLASS B SHARES
                                         --------------------------- ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019          2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(18,771)      $27,221      $(2,728)      $(106)      $(1,195)      $(118)
Net realized gain (loss) on investments     (157,144)       15,975        7,830       2,505          (228)        779
Change in unrealized appreciation
(depreciation) on investments                754,562       779,183       46,281      (1,012)        5,965       8,095
Capital gain distributions                   141,979     1,851,411           92       1,252         2,401       3,897
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   720,626     2,673,790       51,475       2,639         6,943      12,653

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   6,370           175           --          --            --          --
Transfers for contract benefits and
terminations                              (1,541,062)     (995,890)     (15,689)    (10,714)       (9,856)     (1,906)
Administrative expenses                      (36,726)      (41,384)        (109)        (49)          (84)        (35)
Transfers between subaccounts
(including fixed account), net              (321,458)     (551,132)     280,002        (114)      152,677      (3,463)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,892,876)   (1,588,231)     264,204     (10,877)      142,737      (5,404)
INCREASE (DECREASE) IN NET ASSETS         (1,172,250)    1,085,559      315,679      (8,238)      149,680       7,249
Net assets at beginning of year           13,209,660    12,124,101        1,401       9,639        50,677      43,428
Net assets at end of year                $12,037,410   $13,209,660     $317,080      $1,401      $200,357     $50,677

CHANGE IN UNITS (NOTE 5):
Units purchased                              103,282        31,909       12,732          --        15,261         283
Units redeemed                              (263,759)     (172,755)      (2,908)       (445)       (3,474)       (654)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                      (160,477)     (140,846)       9,824        (445)       11,787        (371)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  DEUTSCHE DWS VARIABLE     EATON VANCE VARIABLE
  SERIES II (CONTINUED)             TRUST                                 FEDERATED HERMES INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------


           DWS                                              FEDERATED                 FEDERATED                 FEDERATED
      SMALL MID CAP                  VT              HERMES HIGH INCOME BOND   HERMES HIGH INCOME BOND       HERMES KAUFMANN
      VALUE VIP --              FLOATING-RATE              FUND II --                FUND II --                FUND II --
     CLASS B SHARES              INCOME FUND             PRIMARY SHARES            SERVICE SHARES            SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


     $(48)       $(142)      $654,560   $1,389,337     $336,037     $412,201     $389,510     $471,183    $(379,793)   $(285,406)
     (367)         (70)    (1,162,328)    (238,846)     (96,665)     (91,877)    (167,252)    (102,251)   1,243,778      981,316
     (550)       1,307         13,193    1,656,512       25,147      742,579       69,196      854,446    3,123,731    2,483,844
      839          779             --           --           --           --           --           --    1,757,699    1,788,827
     (126)       1,874       (494,575)   2,807,003      264,519    1,062,903      291,454    1,223,378    5,745,415    4,968,581

       --           --        459,633      449,045       46,358          365        2,245       22,798        5,068        5,205
     (475)        (476)    (3,655,676)  (5,277,735)    (798,411)  (1,345,424)    (983,797)  (1,397,669)  (2,509,021)  (1,823,526)
      (23)         (24)      (289,020)    (401,275)      (9,491)     (11,827)     (26,068)     (31,695)    (140,989)     (78,293)
      290          (47)   (11,727,676)  (5,365,463)    (267,095)     (86,099)    (565,493)    (295,370)  12,718,806   (1,667,627)
     (208)        (547)   (15,212,739) (10,595,428)  (1,028,639)  (1,442,985)  (1,573,113)  (1,701,936)  10,073,864   (3,564,241)
     (334)       1,327    (15,707,314)  (7,788,425)    (764,120)    (380,082)  (1,281,659)    (478,558)  15,819,279    1,404,340
   11,289        9,962     47,381,825   55,170,250    8,328,597    8,708,679    9,985,895   10,464,453   17,962,184   16,557,844
  $10,955      $11,289    $31,674,511  $47,381,825   $7,564,477   $8,328,597   $8,704,236   $9,985,895  $33,781,463  $17,962,184

       94           31        533,564      527,285        9,840       15,066       32,935       13,749      582,129       14,337
      (98)         (63)    (1,737,168)  (1,329,200)     (43,624)     (63,506)     (98,416)     (86,444)    (162,204)     (99,403)

       (4)         (32)    (1,203,604)    (801,915)     (33,784)     (48,440)     (65,481)     (72,695)     419,925      (85,066)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             FEDERATED HERMES
                                             INSURANCE SERIES
                                                (CONTINUED)           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                         ------------------------- ---------------------------------------------------

                                             FEDERATED HERMES                 VIP                       VIP
                                            MANAGED VOLATILITY         ASSET MANAGER/SM/         ASSET MANAGER/SM/
                                                FUND II --               PORTFOLIO --              PORTFOLIO --
                                              PRIMARY SHARES             INITIAL CLASS            SERVICE CLASS 2
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $96,466      $56,425      $97,717     $184,348     $(27,833)    $(15,514)
Net realized gain (loss) on investments       88,099       67,347       82,536     (103,087)      30,651      (18,451)
Change in unrealized appreciation
(depreciation) on investments               (295,089)   1,442,558    3,936,923    4,144,422      535,576      550,102
Capital gain distributions                        --           --      477,563    1,611,678       66,920      219,699
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  (110,524)   1,566,330    4,594,739    5,837,361      605,314      735,836

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  36,917        5,033       14,970       16,023           --           --
Transfers for contract benefits and
terminations                              (1,396,391)  (1,012,546)  (3,024,285)  (3,860,074)    (325,405)    (355,508)
Administrative expenses                      (12,271)     (13,642)     (27,037)     (30,616)      (8,914)      (8,534)
Transfers between subaccounts
(including fixed account), net               125,417      568,158      110,746   (1,094,073)      73,835     (261,949)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,246,328)    (452,997)  (2,925,606)  (4,968,740)    (260,484)    (625,991)
INCREASE (DECREASE) IN NET ASSETS         (1,356,852)   1,113,333    1,669,133      868,621      344,830      109,845
Net assets at beginning of year            9,682,632    8,569,299   37,629,107   36,760,486    5,036,130    4,926,285
Net assets at end of year                 $8,325,780   $9,682,632  $39,298,240  $37,629,107   $5,380,960   $5,036,130

CHANGE IN UNITS (NOTE 5):
Units purchased                               38,357       48,832       12,528        3,844       17,060        7,134
Units redeemed                               (93,214)     (61,455)     (76,561)    (109,757)     (32,208)     (44,680)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (54,857)     (12,623)     (64,033)    (105,913)     (15,148)     (37,546)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                                                          VIP
           VIP                       VIP                        VIP                 DYNAMIC CAPITAL
        BALANCED                CONTRAFUND(R)              CONTRAFUND(R)             APPRECIATION
      PORTFOLIO --               PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
     SERVICE CLASS 2            INITIAL CLASS             SERVICE CLASS 2           SERVICE CLASS 2
---------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020          2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------


  $(380,464)   $(180,344)  $(1,202,787)   $(933,671) $(1,319,846) $(1,371,391)    $(29,975)    $(21,646)
  2,250,496    1,196,666     5,020,862    2,633,671    9,912,137    2,627,575       90,520       28,087
  9,596,306    8,195,793    21,795,335   11,747,152   12,907,686   12,116,578      474,387      135,404
    945,684    2,969,180       525,997   10,958,244      527,534   12,292,213       29,259      306,987
 12,412,022   12,181,295    26,139,407   24,405,396   22,027,511   25,664,975      564,191      448,832

    194,674      223,248        77,021       24,325      299,886      628,461          239          425
 (5,413,305)  (4,936,603)   (9,459,325) (11,480,026)  (8,118,177)  (9,608,527)    (256,613)    (262,600)
   (361,222)    (337,813)     (100,227)    (108,781)    (435,439)    (533,428)      (5,956)      (5,605)
  1,262,321    1,093,835    (2,803,684)  (1,481,570) (28,000,066) (13,657,573)      34,692      (17,236)
 (4,317,532)  (3,957,333)  (12,286,215) (13,046,052) (36,253,796) (23,171,067)    (227,638)    (285,016)
  8,094,490    8,223,962    13,853,192   11,359,344  (14,226,285)   2,493,908      336,553      163,816
 65,442,759   57,218,797    98,144,548   86,785,204   98,850,137   96,356,229    1,896,879    1,733,063
$73,537,249  $65,442,759  $111,997,740  $98,144,548  $84,623,852  $98,850,137   $2,233,432   $1,896,879

    518,697      431,753        49,923       59,936      213,064      213,361        5,184          715
   (724,048)    (602,229)     (234,962)    (294,205)  (1,573,387)  (1,078,293)     (10,299)      (9,387)

   (205,351)    (170,476)     (185,039)    (234,269)  (1,360,323)    (864,932)      (5,115)      (8,672)



--------------------------

           VIP
      EQUITY-INCOME
      PORTFOLIO --
      INITIAL CLASS
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


   $259,987     $425,954
   (101,392)     321,699
   (373,575)  10,769,029
  3,031,585    4,635,675
  2,816,605   16,152,357

    137,899       31,638
 (6,153,584)  (7,889,558)
    (58,211)     (69,137)
 (1,878,773)    (966,098)
 (7,952,669)  (8,893,155)
 (5,136,064)   7,259,202
 73,812,852   66,553,650
$68,676,788  $73,812,852

     46,397       26,753
   (187,174)    (193,003)

   (140,777)    (166,250)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         --------------------------------------------------------------------------------

                                                                                 VIP                       VIP
                                                    VIP                    GROWTH & INCOME           GROWTH & INCOME
                                               EQUITY-INCOME                PORTFOLIO --              PORTFOLIO --
                                         PORTFOLIO -- SERVICE CLASS 2       INITIAL CLASS            SERVICE CLASS 2
                                         ---------------------------- ------------------------- -------------------------
                                          YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020           2019          2020         2019         2020         2019
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $353,304      $106,385       $98,887     $396,311      $53,481     $255,399
Net realized gain (loss) on investments       163,105       320,505       617,626      666,896     (325,228)     225,314
Change in unrealized appreciation
(depreciation) on investments               9,793,020     9,662,429      (918,101)   1,885,209     (279,880)   1,592,074
Capital gain distributions                  2,799,017     4,375,363       866,631    1,594,217      835,876    1,209,730
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                 13,108,446    14,464,682       665,043    4,542,633      284,249    3,282,517

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  109,584       252,708        16,689          720       30,989       37,290
Transfers for contract benefits and
terminations                               (8,855,602)   (6,704,400)   (1,659,214)  (2,653,073)  (1,366,388)  (1,256,035)
Administrative expenses                      (670,763)     (390,665)      (19,449)     (25,828)     (50,292)     (49,924)
Transfers between subaccounts
(including fixed account), net             66,861,836    (1,980,518)   (1,631,032)      37,813    2,353,945     (726,299)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                       57,445,055    (8,822,875)   (3,293,006)  (2,640,368)     968,254   (1,994,968)
INCREASE (DECREASE) IN NET ASSETS          70,553,501     5,641,807    (2,627,963)   1,902,265    1,252,503    1,287,549
Net assets at beginning of year            66,684,980    61,043,173    19,009,867   17,107,602   13,989,575   12,702,026
Net assets at end of year                $137,238,481   $66,684,980   $16,381,904  $19,009,867  $15,242,078  $13,989,575

CHANGE IN UNITS (NOTE 5):
Units purchased                             5,053,130       256,605        19,164       16,064      257,129       19,538
Units redeemed                             (1,251,674)     (734,882)     (123,603)    (113,251)    (231,298)    (116,079)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                      3,801,456      (478,277)     (104,439)     (97,187)      25,831      (96,541)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
           VIP                       VIP                                                                           VIP
         GROWTH                    GROWTH                      VIP                       VIP                   INVESTMENT
      OPPORTUNITIES             OPPORTUNITIES                GROWTH                    GROWTH                  GRADE BOND
      PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
      INITIAL CLASS            SERVICE CLASS 2            INITIAL CLASS            SERVICE CLASS 2           SERVICE CLASS 2
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


  $(225,090)   $(163,383)   $(657,424)   $(158,505)   $(835,159)   $(649,015)   $(283,707)   $(314,276)    $242,274     $574,374
  2,000,982    1,240,842    2,897,566      867,918    4,189,002    3,648,821    2,062,978      873,225      962,482      161,952
  5,806,524    1,795,078   19,357,208    1,214,127   14,015,759    9,837,353    2,594,916    3,820,186    3,482,725    4,918,319
    910,801    1,026,840    1,222,990      974,993    6,291,377    3,771,081    2,135,045    1,327,052       28,311           --
  8,493,217    3,899,377   22,820,340    2,898,533   23,660,979   16,608,240    6,509,232    5,706,187    4,715,792    5,654,645

     10,580           --       11,427        6,394       64,676        8,996       37,821      532,953       36,942       58,097
 (2,785,575)  (1,452,145)  (4,055,336)  (1,518,954)  (6,196,150)  (8,191,969)  (2,433,840)  (2,081,712)  (6,712,611)  (9,739,397)
    (12,725)     (11,020)    (330,930)     (40,284)     (47,985)     (50,926)     (51,479)     (70,043)    (692,209)    (740,247)
  2,795,853      291,347   57,863,214   (1,070,058)  (1,618,790)  (1,177,862)  (5,106,566)    (937,266)   1,049,872    3,984,113
      8,133   (1,171,818)  53,488,375   (2,622,902)  (7,798,249)  (9,411,761)  (7,554,064)  (2,556,068)  (6,318,006)  (6,437,434)
  8,501,350    2,727,559   76,308,715      275,631   15,862,730    7,196,479   (1,044,832)   3,150,119   (1,602,214)    (782,789)
 13,155,983   10,428,424    7,307,223    7,031,592   61,520,024   54,323,545   21,867,389   18,717,270   75,093,603   75,876,392
$21,657,333  $13,155,983  $83,615,938   $7,307,223  $77,382,754  $61,520,024  $20,822,557  $21,867,389  $73,491,389  $75,093,603

     77,204       79,560    1,864,658      181,840       25,302       14,063       41,657       49,699    1,368,842    1,216,420
    (99,266)    (113,944)    (475,752)    (255,230)    (115,674)    (156,353)    (293,155)    (173,749)  (1,851,551)  (1,686,316)

    (22,062)     (34,384)   1,388,906      (73,390)     (90,372)    (142,290)    (251,498)    (124,050)    (482,709)    (469,896)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         -----------------------------------------------------------------------------

                                                    VIP                       VIP                       VIP
                                                  MID CAP                   MID CAP                  OVERSEAS
                                               PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
                                               INITIAL CLASS            SERVICE CLASS 2            INITIAL CLASS
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)               $(6)          $--      $(857,538)   $(974,053)  $(106,130)      $24,145
Net realized gain (loss) on investments         (1)          39     (2,342,418)    (865,913)     376,382      672,672
Change in unrealized appreciation
(depreciation) on investments                1,234          720      8,193,051    9,506,852    1,187,781    1,795,651
Capital gain distributions                      --        1,058             --   11,682,974       52,326      513,727
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   1,227        1,817      4,993,095   19,349,860    1,510,359    3,006,195

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                    --           --         40,554      627,269       39,957        3,920
Transfers for contract benefits and
terminations                                    --       (3,537)    (7,590,939) (11,473,266)  (1,183,717)  (3,597,837)
Administrative expenses                         --           --       (338,193)    (565,300)     (13,108)     (16,184)
Transfers between subaccounts
(including fixed account), net                   1            1    (38,876,173)  (3,089,991)    (229,159)    (364,250)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                             1       (3,536)   (46,764,751) (14,501,288)  (1,386,027)  (3,974,351)
INCREASE (DECREASE) IN NET ASSETS            1,228       (1,719)   (41,771,656)   4,848,572      124,332     (968,156)
Net assets at beginning of year              7,095        8,814     99,610,615   94,762,043   12,317,719   13,285,875
Net assets at end of year                   $8,323       $7,095    $57,838,959  $99,610,615  $12,442,051  $12,317,719

CHANGE IN UNITS (NOTE 5):
Units purchased                                 --           --        550,434      451,262       10,589       27,926
Units redeemed                                  --          (73)    (2,686,326)    (962,058)     (56,989)    (160,371)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                          --          (73)    (2,135,892)    (510,796)     (46,400)    (132,445)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND
       (CONTINUED)                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------
                                                                                        FRANKLIN
           VIP                    FRANKLIN                   FRANKLIN                   LARGE CAP
    VALUE STRATEGIES             ALLOCATION                   INCOME                     GROWTH
      PORTFOLIO --               VIP FUND --                VIP FUND --                VIP FUND --
     SERVICE CLASS 2           CLASS 2 SHARES             CLASS 2 SHARES             CLASS 2 SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020          2019          2020         2019
----------------------------------------------------------------------------------------------------------


    $(9,837)     $(2,630)   $(199,974)    $898,102    $7,638,904    $8,088,254     $(3,793)     $(2,641)
    (26,007)     (40,574)  (2,281,845)  (1,232,665)   (2,694,716)    1,243,682      19,167        6,498
    104,118      423,280   (5,755,160)   5,520,651    (9,841,362)   17,490,422      53,905       21,984
    112,283      204,869   12,264,891    3,544,900       163,594     3,857,358      15,412       22,698
    180,557      584,945    4,027,912    8,730,988    (4,733,580)   30,679,716      84,691       48,539

         --       10,000        2,296      104,784       173,386        70,856          --           --
   (146,972)    (250,518)  (5,087,403)  (6,536,850)  (22,590,910)  (26,834,344)    (17,115)     (16,429)
     (5,999)      (6,446)    (372,756)    (409,934)     (983,829)   (1,082,709)       (639)        (757)
    387,487     (138,349)  (3,343,570)  (3,245,603)   (3,325,589)   (9,548,532)     92,752      (19,424)
    234,516     (385,313)  (8,801,433) (10,087,603)  (26,726,942)  (37,394,729)     74,998      (36,610)
    415,073      199,632   (4,773,521)  (1,356,615)  (31,460,522)   (6,715,013)    159,689       11,929
  2,180,107    1,980,475   51,619,662   52,976,277   228,613,470   235,328,483     171,988      160,059
 $2,595,180   $2,180,107  $46,846,141  $51,619,662  $197,152,948  $228,613,470    $331,677     $171,988

     24,667        6,096      202,366      265,357     1,121,677     1,127,366       6,257           41
    (14,197)     (24,077)    (861,739)  (1,030,937)   (2,779,874)   (3,235,632)     (3,057)      (1,358)

     10,470      (17,981)    (659,373)    (765,580)   (1,658,197)   (2,108,266)      3,200       (1,317)



--------------------------

        FRANKLIN
      MUTUAL SHARES
       VIP FUND --
     CLASS 2 SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


   $119,303      $21,638
   (141,594)     304,639
   (991,011)     785,145
    361,614    1,088,637
   (651,688)   2,200,059

     16,512       10,491
   (537,750)  (1,580,147)
    (54,773)     (65,663)
    (43,857)  (1,313,228)
   (619,868)  (2,948,547)
 (1,271,556)    (748,488)
 11,058,341   11,806,829
 $9,786,785  $11,058,341

     80,053       39,025
   (103,632)    (181,043)

    (23,579)    (142,018)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                         -----------------------------------------------------------------------------

                                                 TEMPLETON                 TEMPLETON                 TEMPLETON
                                                  FOREIGN                   FOREIGN                 GLOBAL BOND
                                                VIP FUND --               VIP FUND --               VIP FUND --
                                              CLASS 1 SHARES            CLASS 2 SHARES            CLASS 1 SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $82,986      $24,983     $10,848        $(151)     $300,483     $296,594
Net realized gain (loss) on investments     (180,024)    (100,579)    (76,361)      (8,007)     (200,954)     (22,314)
Change in unrealized appreciation
(depreciation) on investments                (90,643)     577,049      (3,942)      60,639      (403,083)    (224,527)
Capital gain distributions                        --       51,429          --        5,956            --           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  (187,681)     552,882     (69,455)      58,437      (303,554)      49,753

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   2,369        8,668       1,412           --         1,563          720
Transfers for contract benefits and
terminations                                (594,774)    (744,214)    (20,055)     (43,556)     (672,606)    (410,452)
Administrative expenses                       (7,447)      (9,572)       (735)      (1,134)       (6,576)      (7,879)
Transfers between subaccounts
(including fixed account), net               (18,541)    (220,318)   (299,365)        (919)     (286,602)     (97,727)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (618,393)    (965,436)   (318,743)     (45,609)     (964,221)    (515,338)
INCREASE (DECREASE) IN NET ASSETS           (806,074)    (412,554)   (388,198)      12,828    (1,267,775)    (465,585)
Net assets at beginning of year            4,986,774    5,399,328     574,277      561,449     4,922,719    5,388,304
Net assets at end of year                 $4,180,700   $4,986,774    $186,079     $574,277    $3,654,944   $4,922,719

CHANGE IN UNITS (NOTE 5):
Units purchased                               21,030       20,241       9,448        6,563        11,690        3,893
Units redeemed                               (68,234)     (88,448)    (39,401)      (9,490)      (65,920)     (31,729)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (47,204)     (68,207)    (29,953)      (2,927)      (54,230)     (27,836)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   FRANKLIN TEMPLETON
   VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)                     GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------

        TEMPLETON                 GOLDMAN SACHS              GOLDMAN SACHS             GOLDMAN SACHS
         GROWTH                 GOVERNMENT MONEY               LARGE CAP                  MID CAP
       VIP FUND --               MARKET FUND --              VALUE FUND --             VALUE FUND --
     CLASS 2 SHARES              SERVICE SHARES          INSTITUTIONAL SHARES      INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019         2020          2019          2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------


    $91,730       $91,651   $(1,722,922)     $329,139      $(1,044)      $2,020    $(232,070)   $(228,182)
   (335,398)     (301,353)           --            --     (157,628)    (132,069)     (35,720)     110,414
    432,188      (306,649)           --            --      205,789    1,188,719    1,538,064    7,204,390
         --     1,391,057            --            --       99,855      208,559      436,812    1,147,056
    188,520       874,706    (1,722,922)      329,139      146,972    1,267,229    1,707,086    8,233,678

     17,450        13,700     1,089,768       395,665        4,321        1,947       18,205        1,600
   (211,461)   (1,004,398) (103,781,790)  (99,396,416)    (458,066)    (585,471)  (2,829,111)  (4,434,132)
    (39,830)      (45,259)     (383,849)     (332,792)      (7,417)      (9,361)     (42,676)     (54,574)
   (681,309)     (161,099)  121,855,233    84,813,444      132,346     (111,410)    (638,433)  (1,177,042)
   (915,150)   (1,197,056)   18,779,362   (14,520,099)    (328,816)    (704,295)  (3,492,015)  (5,664,148)
   (726,630)     (322,350)   17,056,440   (14,190,960)    (181,844)     562,934   (1,784,929)   2,569,530
  7,033,899     7,356,249   112,712,157   126,903,117    6,049,414    5,486,480   32,551,855   29,982,325
 $6,307,269    $7,033,899  $129,768,597  $112,712,157   $5,867,570   $6,049,414  $30,766,926  $32,551,855

     49,848        69,727    19,763,166    15,903,517       23,859        4,358       28,948       32,204
   (127,304)     (175,261)  (17,741,224)  (17,485,615)     (39,450)     (41,345)    (114,356)    (170,424)

    (77,456)     (105,534)    2,021,942    (1,582,098)     (15,591)     (36,987)     (85,408)    (138,220)


JPMORGAN INSURANCE TRUST
-------------------------
        JPMORGAN
     INSURANCE TRUST
        CORE BOND
      PORTFOLIO --
         CLASS 1
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


       $561      $19,104
     50,114       (2,959)
     84,775      144,912
         --           --
    135,450      161,057

         --           --
   (198,305)    (242,484)
     (3,398)      (3,864)
   (137,222)       5,535
   (338,925)    (240,813)
   (203,475)     (79,756)
  2,579,187    2,658,943
 $2,375,712   $2,579,187

     50,918       34,124
    (72,179)     (50,479)

    (21,261)     (16,355)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             JPMORGAN INSURANCE TRUST (CONTINUED)
                                         -----------------------------------------------------------------------------

                                                 JPMORGAN                  JPMORGAN                  JPMORGAN
                                              INSURANCE TRUST           INSURANCE TRUST           INSURANCE TRUST
                                               MID CAP VALUE            SMALL CAP CORE              U.S. EQUITY
                                           PORTFOLIO -- CLASS 1      PORTFOLIO -- CLASS 1      PORTFOLIO -- CLASS 1
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)               $(287)       $(894)     $(1,384)    $(1,408)      $(12,730)    $(13,838)
Net realized gain (loss) on investments     (17,627)       5,238        3,944       2,510        125,908       65,738
Change in unrealized appreciation
(depreciation) on investments               (12,536)      49,153       28,114       7,424         53,085      204,553
Capital gain distributions                   19,798       23,049        5,788      11,285         77,969       95,254
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  (10,652)      76,546       36,462      19,811        244,232      351,707

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                     --           --           --          --          2,696           --
Transfers for contract benefits and
terminations                                (17,319)     (26,715)     (10,519)    (11,857)      (101,560)    (129,247)
Administrative expenses                        (436)        (519)        (100)        (95)        (1,629)      (1,766)
Transfers between subaccounts
(including fixed account), net              (85,254)     (38,935)      44,008      (8,055)      (349,336)    (166,593)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                       (103,009)     (66,169)      33,389     (20,007)      (449,829)    (297,606)
INCREASE (DECREASE) IN NET ASSETS          (113,661)      10,377       69,851        (196)      (205,597)      54,101
Net assets at beginning of year             342,206      331,829       92,598      92,794      1,351,144    1,297,043
Net assets at end of year                  $228,545     $342,206     $162,449     $92,598     $1,145,547   $1,351,144

CHANGE IN UNITS (NOTE 5):
Units purchased                               6,964        2,202        8,247       1,099          9,017        5,552
Units redeemed                              (12,863)      (5,344)      (4,939)     (1,918)       (22,151)     (16,449)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (5,899)      (3,142)       3,308        (819)       (13,134)     (10,897)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------

          JANUS                      JANUS                      JANUS                     JANUS
        HENDERSON                  HENDERSON                  HENDERSON                 HENDERSON
  BALANCED PORTFOLIO --      BALANCED PORTFOLIO --     ENTERPRISE PORTFOLIO --   ENTERPRISE PORTFOLIO --
  INSTITUTIONAL SHARES          SERVICE SHARES          INSTITUTIONAL SHARES         SERVICE SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020          2019          2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------


   $631,610     $308,790      $270,237     $(140,703)   $(566,819)   $(581,176)    $(77,138)    $(83,791)
  3,486,841    2,744,076     4,947,054     4,653,832    3,076,235    3,828,761      397,977      360,753
  2,987,255    7,605,029     5,007,105    11,092,841    1,584,474    7,262,018       98,905      944,878
    638,662    1,796,747       923,575     2,568,535    3,095,511    2,734,641      386,473      354,112
  7,744,368   12,454,642    11,147,971    18,174,505    7,189,401   13,244,244      806,217    1,575,952

    122,686       23,466       172,641       399,549       28,168        6,967        1,531          752
 (6,945,957)  (7,687,533)   (9,348,626)  (10,127,153)  (4,630,054)  (5,944,424)    (696,452)    (753,391)
    (69,045)     (81,072)     (466,310)     (478,442)     (45,886)     (55,268)      (8,807)     (10,067)
 (1,214,309)     163,058    (1,865,344)    3,120,414   (1,686,860)    (655,288)    (147,226)      29,100
 (8,106,625)  (7,582,081)  (11,507,639)   (7,085,632)  (6,334,632)  (6,648,013)    (850,954)    (733,606)
   (362,257)   4,872,561      (359,668)   11,088,873      854,769    6,596,231      (44,737)     842,346
 67,980,598   63,108,037   104,197,065    93,108,192   47,919,772   41,323,541    5,787,442    4,945,096
$67,618,341  $67,980,598  $103,837,397  $104,197,065  $48,774,541  $47,919,772   $5,742,705   $5,787,442

     77,455       54,506       394,683       674,814       17,030       33,873       10,397        5,334
   (248,503)    (223,061)     (823,196)     (869,175)    (113,554)    (140,471)     (56,271)     (40,102)

   (171,048)    (168,555)     (428,513)     (194,361)     (96,524)    (106,598)     (45,874)     (34,768)

--------------------------
          JANUS
        HENDERSON
      FLEXIBLE BOND
      PORTFOLIO --
  INSTITUTIONAL SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


   $132,109     $171,230
     48,331      (59,573)
    590,381      601,477
         --           --
    770,821      713,134

      2,425        1,236
 (1,429,575)  (1,182,332)
    (13,373)     (14,634)
    648,798      309,569
   (791,725)    (886,161)
    (20,904)    (173,027)
  9,257,345    9,430,372
 $9,236,441   $9,257,345

     38,278       35,981
    (71,186)     (71,885)

    (32,908)     (35,904)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                JANUS ASPEN SERIES (CONTINUED)
                                         -----------------------------------------------------------------------------
                                                                                                       JANUS
                                                   JANUS                     JANUS                   HENDERSON
                                                 HENDERSON                 HENDERSON              GLOBAL RESEARCH
                                            FORTY PORTFOLIO --        FORTY PORTFOLIO --           PORTFOLIO --
                                           INSTITUTIONAL SHARES         SERVICE SHARES         INSTITUTIONAL SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)            $(295,066)   $(476,815)   $(132,318)   $(188,990)   $(201,648)   $(158,745)
Net realized gain (loss) on investments    2,067,788    1,042,180      639,310      282,800    2,142,010    3,476,427
Change in unrealized appreciation
(depreciation) on investments              8,364,397    7,138,008    3,125,632    2,509,163    2,184,457    3,395,313
Capital gain distributions                 2,589,471    2,879,922    1,019,015    1,041,930    1,793,620    2,125,240
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                12,726,590   10,583,295    4,651,639    3,644,903    5,918,439    8,838,235

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  13,622        3,830       96,238        9,217       34,932        8,269
Transfers for contract benefits and
terminations                              (4,429,194)  (4,498,302)  (1,483,353)  (1,481,987)  (3,318,600)  (7,076,647)
Administrative expenses                      (41,354)     (45,726)     (45,011)     (42,942)     (30,105)     (35,986)
Transfers between subaccounts
(including fixed account), net              (745,926)    (554,627)    (290,566)     108,555     (444,607)    (745,101)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (5,202,852)  (5,094,825)  (1,722,692)  (1,407,157)  (3,758,380)  (7,849,465)
INCREASE (DECREASE) IN NET ASSETS          7,523,738    5,488,470    2,928,947    2,237,746    2,160,059      988,770
Net assets at beginning of year           37,120,665   31,632,195   13,296,382   11,058,636   36,410,011   35,421,241
Net assets at end of year                $44,644,403  $37,120,665  $16,225,329  $13,296,382  $38,570,070  $36,410,011

CHANGE IN UNITS (NOTE 5):
Units purchased                               34,200       20,071       37,770       46,540       25,926       16,869
Units redeemed                              (108,991)    (116,772)     (83,527)     (95,871)    (140,950)    (218,731)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (74,791)     (96,701)     (45,757)     (49,331)    (115,024)    (201,862)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 JANUS ASPEN SERIES (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                      JANUS
          JANUS                     HENDERSON                   JANUS                     JANUS
        HENDERSON             GLOBAL TECHNOLOGY AND           HENDERSON                 HENDERSON
     GLOBAL RESEARCH         INNOVATION PORTFOLIO --    OVERSEAS PORTFOLIO --     OVERSEAS PORTFOLIO --
PORTFOLIO -- SERVICE SHARES      SERVICE SHARES         INSTITUTIONAL SHARES         SERVICE SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019          2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------


   $(24,831)     $(19,937)    $(161,070)    $(94,397)    $(20,317)     $81,536      $(6,545)      $6,034
    168,809       205,437     1,382,872      555,276     (519,807)    (855,600)       3,628      (16,473)
    186,284       318,021     2,307,495    1,988,746    3,035,923    5,034,085      277,534      483,722
    149,755       181,071       939,627      617,155           --           --           --           --
    480,017       684,592     4,468,924    3,066,780    2,495,799    4,260,021      274,617      473,283

          3           306        19,645       11,819        5,295        2,436           --           --
   (338,181)     (397,246)   (1,294,730)    (955,639)  (1,273,539)  (2,118,912)    (257,804)    (166,138)
     (4,662)       (4,913)      (18,965)     (17,191)     (21,331)     (24,983)      (4,075)      (4,451)
    (16,052)      (60,185)     (270,224)      55,310     (568,436)    (621,928)      (1,050)     (34,661)
   (358,892)     (462,038)   (1,564,274)    (905,701)  (1,858,011)  (2,763,387)    (262,929)    (205,250)
    121,125       222,554     2,904,650    2,161,079      637,788    1,496,634       11,688      268,033
  2,942,826     2,720,272     9,593,171    7,432,092   19,830,655   18,334,021    2,286,672    2,018,639
 $3,063,951    $2,942,826   $12,497,821   $9,593,171  $20,468,443  $19,830,655   $2,298,360   $2,286,672

      2,533         2,389        97,521       30,278       25,750       14,323       17,757          215
    (31,969)      (42,387)     (162,691)     (85,981)     (88,468)    (110,196)     (37,111)     (15,305)
    (29,436)      (39,998)      (65,170)     (55,703)     (62,718)     (95,873)     (19,354)     (15,090)

--------------------------

          JANUS
        HENDERSON
  RESEARCH PORTFOLIO --
  INSTITUTIONAL SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


  $(362,530)   $(372,085)
  2,132,907    2,407,259
  6,625,426    5,085,572
  3,350,410    4,027,207
 11,746,213   11,147,953

     18,070        6,563
 (3,619,223)  (5,705,893)
    (40,158)     (44,349)
 (1,150,494)    (698,311)
 (4,791,805)  (6,441,990)
  6,954,408    4,705,963
 40,525,890   35,819,927
$47,480,298  $40,525,890

     14,797       41,745
   (113,416)    (219,612)
    (98,619)    (177,867)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            JANUS ASPEN SERIES
                                                (CONTINUED)             LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                         ------------------------- ---------------------------------------------------
                                                   JANUS                  CLEARBRIDGE               CLEARBRIDGE
                                                 HENDERSON            VARIABLE AGGRESSIVE        VARIABLE DIVIDEND
                                           RESEARCH PORTFOLIO --      GROWTH PORTFOLIO --      STRATEGY PORTFOLIO --
                                              SERVICE SHARES               CLASS II                   CLASS I
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(38,177)    $(38,332)    $(54,438)    $(46,370)     $(2,481)        $275
Net realized gain (loss) on investments      327,625      171,395       81,984        5,828      160,856      286,559
Change in unrealized appreciation
(depreciation) on investments                307,844      409,514      302,240    1,061,287      (17,590)     468,381
Capital gain distributions                   271,600      322,184      510,234      101,053       33,647      310,159
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   868,892      864,761      840,020    1,121,798      174,432    1,065,374

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                       3           --           90       12,047        1,505        2,000
Transfers for contract benefits and
terminations                                (569,507)    (427,094)    (364,890)    (457,509)    (531,617)    (561,929)
Administrative expenses                       (4,709)      (4,492)     (22,126)     (22,349)      (6,424)      (7,079)
Transfers between subaccounts
(including fixed account), net               (64,126)      (5,364)    (242,518)    (108,763)      76,731      (27,486)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (638,339)    (436,950)    (629,444)    (576,574)    (459,805)    (594,494)
INCREASE (DECREASE) IN NET ASSETS            230,553      427,811      210,576      545,224     (285,373)     470,880
Net assets at beginning of year            3,178,647    2,750,836    5,773,923    5,228,699    4,357,247    3,886,367
Net assets at end of year                 $3,409,200   $3,178,647   $5,984,499   $5,773,923   $4,071,874   $4,357,247

CHANGE IN UNITS (NOTE 5):
Units purchased                               12,725        4,578        8,276       10,028       15,053       23,004
Units redeemed                               (44,305)     (32,977)     (26,777)     (28,869)     (38,728)     (54,347)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (31,580)     (28,399)     (18,501)     (18,841)     (23,675)     (31,343)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
------------------------------------------------------
       CLEARBRIDGE                 CLEARBRIDGE
    VARIABLE DIVIDEND          VARIABLE LARGE CAP
  STRATEGY PORTFOLIO --        VALUE PORTFOLIO --
        CLASS II                     CLASS I
------------------------------------------------------
 YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020           2019         2020         2019
------------------------------------------------------


   $(36,645)      $(40,026)    $(23,420)     $23,204
    647,556        468,564       90,276      257,313
   (610,744)       984,471   (1,118,490)   2,102,031
     40,185        568,550    1,383,122      862,886
     40,352      1,981,559      331,488    3,245,434

      1,150        200,688        9,152       23,537
   (631,317)      (773,530)  (1,228,901)  (1,428,596)
     (9,318)       (22,409)     (28,462)     (31,349)
 (2,720,450)    (1,007,651)    (143,221)     352,503
 (3,359,935)    (1,602,902)  (1,391,432)  (1,083,905)
 (3,319,583)       378,657   (1,059,944)   2,161,529
  7,827,152      7,448,495   14,896,293   12,734,764
 $4,507,569     $7,827,152  $13,836,349  $14,896,293

     29,496         21,008       27,723       64,210
   (195,165)      (107,951)     (88,276)    (111,792)

   (165,669)       (86,943)     (60,553)     (47,582)

                       MFS(R) VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------
         MFS(R)                    MFS(R)                    MFS(R)
     INVESTORS TRUST            NEW DISCOVERY             TOTAL RETURN
    SERIES -- SERVICE         SERIES -- SERVICE         SERIES -- SERVICE
      CLASS SHARES              CLASS SHARES              CLASS SHARES
-----------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019
-----------------------------------------------------------------------------


   $(51,567)    $(52,435)   $(280,195)   $(250,647)     $59,563      $79,573
    174,783      303,248      240,332      254,939      637,310      869,494
    266,112      709,288    5,304,455    1,450,387      694,008    4,425,727
    142,006      285,470    1,953,595    3,409,179      949,165    1,044,276
    531,334    1,245,571    7,218,187    4,863,858    2,340,046    6,419,070

      2,108        2,545      133,844      160,890       23,281      249,751
   (493,982)    (665,326)  (1,498,292)  (1,325,746)  (3,196,566)  (3,811,931)
     (9,578)     (10,585)     (55,778)     (47,671)    (178,840)    (199,767)
    (12,339)    (344,720)    (843,313)   3,663,072     (862,163)  (1,679,569)
   (513,791)  (1,018,086)  (2,263,539)   2,450,545   (4,214,288)  (5,441,516)
     17,543      227,485    4,954,648    7,314,403   (1,874,242)     977,554
  4,994,591    4,767,106   18,400,607   11,086,204   38,895,834   37,918,280
 $5,012,134   $4,994,591  $23,355,255  $18,400,607  $37,021,592  $38,895,834

        983        3,630       27,458      162,409      167,265      208,126
    (21,639)     (51,154)     (97,421)     (96,150)    (417,058)    (504,448)

    (20,656)     (47,524)     (69,963)      66,259     (249,793)    (296,322)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) VARIABLE INSURANCE
                                             TRUST (CONTINUED)             MFS(R) VARIABLE INSURANCE TRUST II
                                         ------------------------- ---------------------------------------------------
                                                                                                      MFS(R)
                                                  MFS(R)                    MFS(R)                 MASSACHUSETTS
                                                 UTILITIES                  INCOME            INVESTORS GROWTH STOCK
                                             SERIES -- SERVICE       PORTFOLIO -- SERVICE      PORTFOLIO -- SERVICE
                                               CLASS SHARES              CLASS SHARES              CLASS SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $72,830     $294,603       $494         $525       $(84,649)    $(83,367)
Net realized gain (loss) on investments      313,300      650,865         22           96        389,299      196,372
Change in unrealized appreciation
(depreciation) on investments               (394,583)   1,805,778      1,235        1,882        302,905    1,474,719
Capital gain distributions                   297,067       40,010         --           --        602,288      531,235
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   288,614    2,791,256      1,751        2,503      1,209,843    2,118,959

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   1,526        1,715         --           --          7,969        4,300
Transfers for contract benefits and
terminations                                (925,284)  (1,915,282)        --           --       (595,982)    (617,163)
Administrative expenses                      (30,608)     (39,599)      (140)        (137)       (12,095)     (13,153)
Transfers between subaccounts
(including fixed account), net              (868,791)    (596,633)       326       (4,544)      (561,239)    (682,493)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (1,823,157)  (2,549,799)       186       (4,681)    (1,161,347)  (1,308,509)
INCREASE (DECREASE) IN NET ASSETS         (1,534,543)     241,457      1,937       (2,178)        48,496      810,450
Net assets at beginning of year           13,257,552   13,016,095     23,568       25,746      6,771,791    5,961,341
Net assets at end of year                $11,723,009  $13,257,552    $25,505      $23,568     $6,820,287   $6,771,791

CHANGE IN UNITS (NOTE 5):
Units purchased                               14,440       28,656         76           35         11,615       20,082
Units redeemed                               (69,921)    (110,570)       (63)        (433)       (75,475)    (102,036)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (55,481)     (81,914)        13         (398)       (63,860)     (81,954)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                 PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
                                                          INTERNATIONAL               LONG-TERM
                                 HIGH YIELD              BOND PORTFOLIO            U.S. GOVERNMENT            LOW DURATION
        ALL ASSET               PORTFOLIO --         (U.S. DOLLAR HEDGED) --        PORTFOLIO --              PORTFOLIO --
  PORTFOLIO -- ADVISOR         ADMINISTRATIVE            ADMINISTRATIVE            ADMINISTRATIVE            ADMINISTRATIVE
      CLASS SHARES              CLASS SHARES              CLASS SHARES              CLASS SHARES              CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $144,594      $65,105   $1,192,849   $1,435,536      $80,359       $4,324      $(5,693)    $141,824    $(399,070)    $457,471
    (62,004)     (17,031)    (109,421)      81,256       15,350       35,950    3,042,219      535,659      (21,540)    (126,247)
    136,819      507,436     (137,292)   3,638,381      (29,458)      55,803    1,737,932    3,520,084      888,314      649,153
         --           --           --           --           --       14,188      313,868           --           --           --
    219,409      555,510      946,136    5,155,173       66,251      110,265    5,088,326    4,197,567      467,704      980,377

         14        2,067       85,215       30,201           --           18       66,058       73,814       59,659       69,759
   (483,003)    (593,857)  (3,765,994)  (5,019,216)    (239,240)    (430,051)  (4,368,808)  (4,562,276)  (6,219,801)  (4,683,465)
    (18,981)     (23,437)    (250,601)    (296,397)      (3,667)      (4,353)    (348,931)    (279,724)    (518,916)    (349,299)
   (418,741)    (724,312) (11,818,397)   5,985,277       (5,649)       9,363   12,266,596    4,463,271   51,156,495    1,729,897
   (920,711)  (1,339,539) (15,749,777)     699,865     (248,556)    (425,023)   7,614,915     (304,915)  44,477,437   (3,233,108)
   (701,302)    (784,029) (14,803,641)   5,855,038     (182,305)    (314,758)  12,703,241    3,892,652   44,945,141   (2,252,731)
  5,118,159    5,902,188   46,333,659   40,478,621    1,851,318    2,166,076   38,539,041   34,646,389   41,893,071   44,145,802
 $4,416,857   $5,118,159  $31,530,018  $46,333,659   $1,669,013   $1,851,318  $51,242,282  $38,539,041  $86,838,212  $41,893,071

     12,464       10,815      272,283      579,536        2,838        4,097    1,196,635      719,325    5,336,657      770,693
    (74,596)     (98,599)  (1,139,047)    (493,473)     (14,574)     (24,859)    (834,297)    (678,876)  (1,534,498)  (1,039,398)

    (62,132)     (87,784)    (866,764)      86,063      (11,736)     (20,762)     362,338       40,449    3,802,159     (268,705)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               PIMCO VARIABLE                                    STATE STREET VARIABLE
                                               INSURANCE TRUST                                  INSURANCE SERIES FUNDS,
                                                 (CONTINUED)           RYDEX VARIABLE TRUST              INC.
                                         --------------------------- ------------------------- -------------------------
                                                    TOTAL
                                                   RETURN
                                                PORTFOLIO --                                            INCOME
                                               ADMINISTRATIVE                NASDAQ --              V.I.S. FUND --
                                                CLASS SHARES                100(R) FUND             CLASS 1 SHARES
                                         --------------------------- ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019          2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $744,205    $2,271,200     $(73,060)    $(67,307)    $125,053    $(198,917)
Net realized gain (loss) on investments     1,705,942      (322,009)     273,658      132,907      194,418        9,717
Change in unrealized appreciation
(depreciation) on investments               5,645,600     8,811,657    1,256,084    1,223,706      364,452    1,232,237
Capital gain distributions                  1,683,828            --      696,325      112,927       43,770           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  9,779,575    10,760,848    2,153,007    1,402,233      727,693    1,043,037

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  108,872       190,482           --       23,800        4,482       22,024
Transfers for contract benefits and
terminations                              (14,812,664)  (18,846,058)    (350,302)    (279,604)  (1,621,377)  (1,732,426)
Administrative expenses                      (968,636)   (1,117,888)     (20,509)     (15,943)     (42,338)     (47,156)
Transfers between subaccounts
(including fixed account), net             (8,196,370)     (220,079)     (97,388)     137,196    1,229,936     (464,956)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (23,868,798)  (19,993,543)    (468,199)    (134,551)    (429,297)  (2,222,514)
INCREASE (DECREASE) IN NET ASSETS         (14,089,223)   (9,232,695)   1,684,808    1,267,682      298,396   (1,179,477)
Net assets at beginning of year           156,073,379   165,306,074    5,360,936    4,093,254   14,602,964   15,782,441
Net assets at end of year                $141,984,156  $156,073,379   $7,045,744   $5,360,936  $14,901,360  $14,602,964

CHANGE IN UNITS (NOTE 5):
Units purchased                             1,840,679     1,740,760       14,939       20,082      161,637       32,438
Units redeemed                             (3,311,772)   (2,949,377)     (33,076)     (22,217)    (197,901)    (179,286)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                     (1,471,093)   (1,208,617)     (18,137)      (2,135)     (36,264)    (146,848)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                   STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED)
---------------------------------------------------------------------------------------------------------
         PREMIER
         GROWTH                  REAL ESTATE                S&P 500(R)                  SMALL-CAP
         EQUITY                  SECURITIES                    INDEX                     EQUITY
     V.I.S. FUND --            V.I.S. FUND --             V.I.S. FUND --             V.I.S. FUND --
     CLASS 1 SHARES            CLASS 1 SHARES             CLASS 1 SHARES             CLASS 1 SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020          2019          2020         2019
----------------------------------------------------------------------------------------------------------


  $(434,576)   $(418,555)   $(394,175)    $(97,055)     $309,228     $(241,260)   $(369,986)   $(431,289)
  1,317,802      624,637   (1,093,949)     282,494     9,650,183     8,056,833     (867,785)    (127,040)
  4,333,154    4,754,489   (1,525,878)   6,374,008    (1,659,718)   20,043,457    3,381,797    4,549,053
  2,802,061    3,252,046      498,643    2,934,009    10,890,636     8,318,067      803,829    2,034,764
  8,018,441    8,212,617   (2,515,359)   9,493,456    19,190,329    36,177,097    2,947,855    6,025,488

     95,296       18,064       14,428       38,814       702,643       459,638       21,357       28,227
 (2,868,537)  (2,631,972)  (3,660,175)  (4,293,387)  (13,206,548)  (14,444,531)  (1,950,913)  (2,927,403)
    (61,948)     (61,982)    (190,993)    (215,005)     (285,649)     (305,423)     (66,325)     (79,358)
 (2,616,423)  (1,017,931)    (315,617)  (1,233,503)  (11,517,048)   (1,038,770)    (141,910)    (884,183)
 (5,451,612)  (3,693,821)  (4,152,357)  (5,703,081)  (24,306,602)  (15,329,086)  (2,137,791)  (3,862,717)
  2,566,829    4,518,796   (6,667,716)   3,790,375    (5,116,273)   20,848,011      810,064    2,162,771
 29,439,040   24,920,244   44,195,430   40,405,055   151,070,693   130,222,682   28,348,930   26,186,159
$32,005,869  $29,439,040  $37,527,714  $44,195,430  $145,954,420  $151,070,693  $29,158,994  $28,348,930

     23,632       17,942      316,631      176,439       206,160       288,608       90,435       29,180
   (184,997)    (157,831)    (355,530)    (342,450)   (1,070,396)     (751,938)    (158,348)    (139,093)

   (161,365)    (139,889)     (38,899)    (166,011)     (864,236)     (463,330)     (67,913)    (109,913)


----------------------------

           TOTAL
          RETURN
      V.I.S. FUND --
      CLASS 1 SHARES
---------------------------
 YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,
    2020          2019
---------------------------


  $1,923,194    $4,980,412
 (11,645,024)  (11,588,647)
  39,802,574   103,665,993
          --            --
  30,080,744    97,057,758

   3,438,231     3,970,654
 (48,639,667)  (67,636,442)
    (275,638)     (328,565)
  (5,518,712)   (3,167,612)
 (50,995,786)  (67,161,965)
 (20,915,042)   29,895,793
 751,079,170   721,183,377
$730,164,128  $751,079,170

   3,101,788     1,847,735
  (5,895,331)   (5,578,317)

  (2,793,543)   (3,730,582)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
                                                              (CONTINUED)                        THE ALGER PORTFOLIOS
                                         ----------------------------------------------------- -------------------------
                                                                                                         ALGER
                                                    TOTAL                      U.S.                    LARGE CAP
                                                   RETURN                     EQUITY                    GROWTH
                                               V.I.S. FUND --             V.I.S. FUND --             PORTFOLIO --
                                               CLASS 3 SHARES             CLASS 1 SHARES           CLASS I-2 SHARES
                                         --------------------------- ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019          2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)           $(1,237,022)     $372,617    $(206,848)   $(187,337)   $(381,134)   $(388,174)
Net realized gain (loss) on investments    (7,613,364)   (8,287,842)     591,662      647,572    2,006,318      981,911
Change in unrealized appreciation
(depreciation) on investments              22,383,553    67,279,342    1,929,663    3,746,647    9,061,938    4,880,665
Capital gain distributions                         --            --    1,597,555    1,235,374    4,903,568      477,611
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                 13,533,167    59,364,117    3,912,032    5,442,256   15,590,690    5,952,013

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  462,677       760,970        7,485       11,657       25,959        4,510
Transfers for contract benefits and
terminations                              (42,488,632)  (53,170,474)  (1,709,377)  (2,409,357)  (3,181,982)  (4,086,662)
Administrative expenses                    (2,594,607)   (2,788,962)     (54,081)     (58,696)     (31,284)     (30,679)
Transfers between subaccounts
(including fixed account), net            (10,476,953)  (13,691,891)    (921,987)  (1,071,159)    (338,302)    (846,637)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (55,097,515)  (68,890,357)  (2,677,960)  (3,527,555)  (3,525,609)  (4,959,468)
INCREASE (DECREASE) IN NET ASSETS         (41,564,348)   (9,526,240)   1,234,072    1,914,701   12,065,081      992,545
Net assets at beginning of year           457,614,367   467,140,607   21,421,274   19,506,573   25,694,700   24,702,155
Net assets at end of year                $416,050,019  $457,614,367  $22,655,346  $21,421,274  $37,759,781  $25,694,700

CHANGE IN UNITS (NOTE 5):
Units purchased                             2,049,298     2,119,411       26,727       27,852       34,364       15,344
Units redeemed                             (6,200,633)   (7,094,624)    (125,726)    (177,711)    (124,819)    (202,628)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                     (4,151,335)   (4,975,213)     (98,999)    (149,859)     (90,455)    (187,284)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  THE ALGER PORTFOLIOS
       (CONTINUED)                                              THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------------------------
          ALGER                                                                                                    SP
        SMALL CAP                 JENNISON                                             NATURAL                INTERNATIONAL
         GROWTH                  20/20 FOCUS                JENNISON                  RESOURCES                  GROWTH
      PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
    CLASS I-2 SHARES           CLASS II SHARES           CLASS II SHARES           CLASS II SHARES           CLASS II SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(84,959)   $(271,478)    $(78,055)    $(80,722)    $(97,669)    $(82,835)   $(427,318)   $(577,882)     $--           $--
  1,297,802      676,144      560,779      462,331      735,225      453,617   (3,022,278)    (896,778)      --            11
  7,910,624    3,101,881      822,267      837,729    2,173,049    1,052,222    4,576,377    4,363,877       --             7
  1,414,625      963,120           --           --           --           --           --           --       --            --
 10,538,092    4,469,667    1,304,991    1,219,338    2,810,605    1,423,004    1,126,781    2,889,217       --            18

      2,659        6,738        3,909        1,378      241,200      392,724       15,612       25,320       --            --
 (2,303,089)  (2,449,987)    (343,345)    (591,890)    (263,754)    (301,113)  (2,191,909)  (3,560,184)      --          (184)
    (24,703)     (25,554)     (16,908)     (18,864)     (31,642)     (25,585)    (256,015)    (326,576)      --            --
 (1,111,704)    (986,076)    (509,539)    (195,076)   1,424,967     (674,756) (12,241,774)   1,802,726       --            (4)
 (3,436,837)  (3,454,879)    (865,883)    (804,452)   1,370,771     (608,730) (14,674,086)  (2,058,714)      --          (188)
  7,101,255    1,014,788      439,108      414,886    4,181,376      814,274  (13,547,305)     830,503       --          (170)
 18,056,522   17,041,734    5,308,529    4,893,643    5,678,309    4,864,035   33,708,231   32,877,728       --           170
$25,157,777  $18,056,522   $5,747,637   $5,308,529   $9,859,685   $5,678,309  $20,160,926  $33,708,231      $--           $--

     23,744       57,989        2,487        1,611       49,980       13,717    1,975,495    1,229,536       --            --
   (117,141)    (181,553)     (24,806)     (25,710)     (34,034)     (29,340)  (4,529,333)  (1,537,573)      --           (14)

    (93,397)    (123,564)     (22,319)     (24,099)      15,946      (15,623)  (2,553,838)    (308,037)      --           (14)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           THE PRUDENTIAL SERIES     WELLS FARGO VARIABLE
                                             FUND (CONTINUED)                TRUST
                                         ------------------------- -------------------------
                                                    SP
                                                PRUDENTIAL                WELLS FARGO
                                               U.S. EMERGING               VT OMEGA
                                                  GROWTH                    GROWTH
                                               PORTFOLIO --                 FUND --
                                              CLASS II SHARES               CLASS 2
                                         ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019
--------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $(346)       $(285)     $(118,514)   $(121,836)
Net realized gain (loss) on investments        253          720      1,921,551      186,655
Change in unrealized appreciation
(depreciation) on investments                8,895        4,811        104,617    1,280,165
Capital gain distributions                      --           --        661,478      978,561
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   8,802        5,246      2,569,132    2,323,545

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                    --           --        250,261      424,147
Transfers for contract benefits and
terminations                                    --         (943)      (442,835)    (641,904)
Administrative expenses                        (28)         (28)       (33,379)     (39,803)
Transfers between subaccounts
(including fixed account), net                  --           (1)    (6,712,783)    (636,304)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                           (28)        (972)    (6,938,736)    (893,864)
INCREASE (DECREASE) IN NET ASSETS            8,774        4,274     (4,369,604)   1,429,681
Net assets at beginning of year             19,747       15,473      8,325,333    6,895,652
Net assets at end of year                  $28,521      $19,747     $3,955,729   $8,325,333

CHANGE IN UNITS (NOTE 5):
Units purchased                                 --           --         15,216       20,061
Units redeemed                                  (1)         (36)      (176,584)     (48,867)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                          (1)         (36)      (161,368)     (28,806)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2020

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

   GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

   GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLAIC from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in GLAIC's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in GLAIC's variable annuity products. GLAIC observed minimal impacts from COVID-19 in its fixed and variable annuity products.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLAIC and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   During the years ended December 31, 2020 and 2019, the following portfolio names were changed:

PRIOR PORTFOLIO NAME                          CURRENT PORTFOLIO NAME            EFFECTIVE DATE
--------------------                   -------------------------------------  -------------------
American Century Variable Portfolios,  American Century Variable Portfolios,  September 25, 2020
  Inc. -- VP Income & Growth Fund --     Inc. -- VP Disciplined Core Value
  Class I                                Fund -- Class I

MFS(R) Variable Insurance Trust II --  MFS(R) Variable Insurance Trust II --  September 1, 2020
  MFS(R) Strategic Income Portfolio      MFS(R) Income Portfolio -- Service
  -- Service Class Shares                Class Shares

Janus Aspen Series -- Janus Henderson  Janus Aspen Series -- Janus Henderson  April 29, 2020
  Global Technology Portfolio --         Global Technology and Innovation
  Service Shares                         Portfolio -- Service Shares

Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated High Income Bond Fund II     Federated Hermes High Income Bond
  -- Primary Shares                      Fund II -- Primary Shares

Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated High Income Bond Fund II     Federated Hermes High Income Bond
  -- Service Shares                      Fund II -- Service Shares

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

PRIOR PORTFOLIO NAME                          CURRENT PORTFOLIO NAME          EFFECTIVE DATE
--------------------                   -------------------------------------- ---------------
Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated Kaufmann Fund II --          Federated Hermes Kaufmann Fund II
  Service Shares                         -- Service Shares

Federated Insurance Series --          Federated Hermes Insurance Series --   April 28, 2020
  Federated Managed Volatility Fund      Federated Hermes Managed Volatility
  II -- Primary Shares                   Fund II -- Primary Shares

Dreyfus -- Dreyfus Investment          BNY Mellon -- BNY Mellon Investment    June 3, 2019
  Portfolios MidCap Stock Portfolio      Portfolios -- MidCap Stock
  -- Initial Shares                      Portfolio -- Initial Shares

Dreyfus -- Dreyfus Variable            BNY Mellon -- BNY Mellon Variable      June 3, 2019
  Investment Fund -- Government Money    Investment Fund -- Government Money
  Market Portfolio                       Market Portfolio

Dreyfus -- The Dreyfus Sustainable     BNY Mellon -- BNY Mellon Sustainable   June 3, 2019
  U.S. Equity Portfolio, Inc. --         U.S. Equity Portfolio, Inc. --
  Initial Shares                         Initial Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Capital Appreciation       Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I. Capital
                                         Appreciation Fund -- Series I Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Capital Appreciation       Variable Insurance Funds) --
  Fund/VA -- Service Shares              Invesco Oppenheimer V.I. Capital
                                         Appreciation Fund -- Series II
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Conservative Balanced      Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I.
                                         Conservative Balanced Fund --
                                         Series I Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Conservative Balanced      Variable Insurance Funds) --
  Fund/VA -- Service Shares              Invesco Oppenheimer V.I.
                                         Conservative Balanced Fund --
                                         Series II Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Discovery Mid Cap          Variable Insurance Funds) --
  Growth Fund/ VA -- Non-Service         Invesco Oppenheimer V.I. Discovery
  Shares                                 Mid Cap Growth Fund -- Series I
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Discovery Mid Cap          Variable Insurance Funds) --
  Growth Fund/ VA -- Service Shares      Invesco Oppenheimer V.I. Discovery
                                         Mid Cap Growth Fund -- Series II
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Global Fund/VA --          Variable Insurance Funds) --
  Service Shares                         Invesco Oppenheimer V.I. Global
                                         Fund -- Series II Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Global Strategic Income    Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I. Global
                                         Strategic Income Fund -- Series I
                                         Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Main Street Fund(R)/VA     Variable Insurance Funds) --
  -- Service Shares                      Invesco Oppenheimer V.I. Main
                                         Street Fund(R) -- Series II Shares

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

PRIOR PORTFOLIO NAME                          CURRENT PORTFOLIO NAME          EFFECTIVE DATE
--------------------                   -------------------------------------  --------------

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Main Street Small Cap      Variable Insurance Funds) --
  Fund(R)/VA -- Service Shares           Invesco Oppenheimer V.I. Main
                                         Street Small Cap Fund(R) -- Series
                                         II Shares

Oppenheimer Variable Account Funds --  AIM Variable Insurance Funds (Invesco  May 27, 2019
  Oppenheimer Total Return Bond          Variable Insurance Funds) --
  Fund/VA -- Non-Service Shares          Invesco Oppenheimer V.I. Total
                                         Return Bond Fund -- Series I Shares

Franklin Templeton Variable Insurance  Franklin Templeton Variable Insurance  May 1, 2019
  Products Trust -- Franklin Founding    Products Trust -- Franklin
  Funds Allocation VIP Fund --           Allocation VIP Fund -- Class 2
  Class 2 Shares                         Shares

   During the years ended December 31, 2020 and 2019, the following portfolio(s) were liquidated, and the portfolio assets were reinvested in new portfolio(s):

LIQUIDATED PORTFOLIO                           REINVESTED PORTFOLIO           INCEPTION DATE
--------------------                   -------------------------------------  --------------
AIM Variable Insurance Funds (Invesco  AIM Variable Insurance Funds (Invesco   May 1, 2020
  Variable Insurance Funds) --           Variable Insurance Funds) --
  Invesco V.I. Mid Cap Growth Fund --    Invesco Oppenheimer V.I. Discovery
  Series I shares                        Mid Cap Growth Fund -- Series I
                                         Shares

   As of December 31, 2020, the following portfolios were available as investment options under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020:

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds) -- Invesco V.I. Managed Volatility Fund -- Series
  I shares
The Prudential Series Fund -- Equity Portfolio -- Class II
  Shares

   AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares is not shown on statements as there was no activity from January 1, 2019 through its date of liquidation on May 1, 2020.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2020 were:

                                     COST OF     PROCEEDS
                                      SHARES       FROM
FUND/PORTFOLIO                       ACQUIRED   SHARES SOLD
--------------                      ----------- ------------
AB Variable Products Series Fund,
  Inc.
  AB Balanced Wealth Strategy
   Portfolio -- Class B............ $ 1,422,449 $  2,840,618
  AB Global Thematic Growth
   Portfolio -- Class B............     322,125      370,477
  AB Growth and Income Portfolio
   -- Class B......................   3,868,692   12,355,585
  AB International Value Portfolio
   -- Class B......................   6,023,739   13,183,831
  AB Large Cap Growth
   Portfolio--Class B..............   3,662,717    3,682,332
  AB Small Cap Growth
   Portfolio--Class B..............  16,621,284    6,653,523
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
  Invesco Oppenheimer V.I. Capital
   Appreciation Fund -- Series I
   Shares..........................   4,613,557    4,929,294
  Invesco Oppenheimer V.I. Capital
   Appreciation Fund -- Series II
   Shares..........................   6,608,938    1,616,415
  Invesco Oppenheimer V.I.
   Conservative Balanced Fund --
   Series I Shares.................   1,310,888    1,488,979
  Invesco Oppenheimer V.I.
   Conservative Balanced Fund --
   Series II Shares................   5,439,760    6,938,068
  Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth Fund
   -- Series I Shares..............   2,929,544    4,305,273
  Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth Fund
   -- Series II Shares.............   3,056,091    4,480,015
  Invesco Oppenheimer V.I. Global
   Fund -- Series II Shares........  60,959,593   26,004,577
  Invesco Oppenheimer V.I. Global
   Strategic Income Fund -- Series
   I Shares........................     429,034      527,238
  Invesco Oppenheimer V.I. Main
   Street Fund(R) -- Series II
   Shares..........................  11,320,674  106,060,206
  Invesco Oppenheimer V.I. Main
   Street Small Cap Fund(R) --
   Series II Shares................   5,416,433   10,954,700
  Invesco Oppenheimer V.I. Total
   Return Bond Fund -- Series I
   Shares..........................   1,496,213    1,969,355
  Invesco V.I. American Franchise
   Fund -- Series I shares.........   2,889,617    8,252,710
  Invesco V.I. American Franchise
   Fund -- Series II shares........   1,188,829    2,397,715
  Invesco V.I. Comstock Fund --
   Series II shares................   3,330,630    5,183,547
  Invesco V.I. Core Equity Fund --
   Series I shares.................   9,728,102  101,130,799
  Invesco V.I. Equity and Income
   Fund -- Series II shares........   3,372,248    5,068,059
  Invesco V.I. Global Real Estate
   Fund -- Series II shares........      79,669       68,648
  Invesco V.I. Government
   Securities Fund -- Series I
   shares..........................          --           --
  Invesco V.I. International
   Growth Fund -- Series II shares.   4,114,207   33,600,007
  Invesco V.I. Technology Fund --
   Series I shares.................          --           --
  Invesco V.I. Value Opportunities
   Fund -- Series II shares........     625,971      966,445
American Century Variable
  Portfolios II, Inc.
  VP Inflation Protection Fund --
   Class II........................   6,651,780   27,411,549
American Century Variable
  Portfolios, Inc.
  VP Disciplined Core Value Fund
   -- Class I......................     422,946      184,862
  VP International Fund -- Class I.     232,040      253,196

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                     COST OF     PROCEEDS
                                      SHARES       FROM
FUND/PORTFOLIO                       ACQUIRED   SHARES SOLD
--------------                      ----------- -----------
  VP Ultra(R) Fund -- Class I...... $   193,756 $    79,906
  VP Value Fund -- Class I.........       5,361       7,663
BNY Mellon
  BNY Mellon Investment Portfolios
   -- MidCap Stock Portfolio --
   Initial Shares..................       3,028       5,933
  BNY Mellon Sustainable U.S.
   Equity Portfolio, Inc. --
   Initial Shares..................     307,857   1,273,300
  BNY Mellon Variable Investment
   Fund -- Government Money Market
   Portfolio.......................   2,467,760   2,086,514
BlackRock Variable Series Funds,
  Inc.
  BlackRock Advantage U.S. Total
   Market V.I. Fund -- Class III
   Shares..........................     602,696   1,108,516
  BlackRock Basic Value V.I. Fund
   -- Class III Shares.............   5,430,808  25,288,848
  BlackRock Global Allocation V.I.
   Fund -- Class III Shares........  21,006,499  46,263,885
  BlackRock Large Cap Focus Growth
   V.I. Fund -- Class III Shares...   4,227,097   1,090,935
Columbia Funds Variable Series
  Trust II
  CTIVP/SM/ -- Loomis Sayles
   Growth Fund -- Class 1..........  76,921,959  22,778,898
  Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2...   1,406,807   3,178,100
Deutsche DWS Variable Series I
  DWS Capital Growth VIP --
   Class B Shares..................     355,002      93,395
Deutsche DWS Variable Series II
  DWS CROCI(R) U.S. VIP -- Class B
   Shares..........................     189,877      45,923
  DWS Small Mid Cap Value VIP --
   Class B Shares..................       2,441       1,859
Eaton Vance Variable Trust
  VT Floating -- Rate Income Fund..   8,158,414  22,664,894
Federated Hermes Insurance Series
  Federated Hermes High Income
   Bond Fund II -- Primary Shares..     785,350   1,461,117
  Federated Hermes High Income
   Bond Fund II -- Service Shares..   1,283,047   2,466,846
  Federated Hermes Kaufmann Fund
   II -- Service Shares............  18,296,963   6,836,967
  Federated Hermes Managed
   Volatility Fund II -- Primary
   Shares..........................     990,151   2,138,610
Fidelity(R) Variable Insurance
  Products Fund
  VIP Asset Manager/SM/ Portfolio
   -- Initial Class................   1,763,425   4,092,556
  VIP Asset Manager/SM/ Portfolio
   -- Service Class 2..............     455,831     662,379
  VIP Balanced Portfolio --
   Service Class 2.................  11,671,062  15,428,444
  VIP Contrafund(R) Portfolio --
   Initial Class...................   3,605,802  16,784,876
  VIP Contrafund(R) Portfolio --
   Service Class 2.................   6,030,253  43,098,684
  VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2....     225,711     454,164
  VIP Equity-Income Portfolio --
   Initial Class...................   5,846,639  10,508,355
  VIP Equity-Income Portfolio --
   Service Class 2.................  85,024,851  24,503,859
  VIP Growth & Income Portfolio --
   Initial Class...................   1,743,278   4,208,452
  VIP Growth & Income Portfolio --
   Service Class 2.................   6,611,262   4,780,453
  VIP Growth Opportunities
   Portfolio -- Initial Class......   5,264,051   4,488,755
  VIP Growth Opportunities
   Portfolio -- Service Class 2....  74,641,544  20,560,671
  VIP Growth Portfolio -- Initial
   Class...........................   8,144,259  10,652,599
  VIP Growth Portfolio -- Service
   Class 2.........................   3,235,542   9,058,054
  VIP Investment Grade Bond
   Portfolio -- Service Class 2....  20,379,392  26,428,048
  VIP Mid Cap Portfolio -- Initial
   Class...........................          44          50
  VIP Mid Cap Portfolio -- Service
   Class 2.........................   8,971,507  56,595,857
  VIP Overseas Portfolio --
   Initial Class...................     419,683   1,860,045
  VIP Value Strategies Portfolio
   -- Service Class 2..............     683,285     346,129

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      COST OF     PROCEEDS
                                       SHARES       FROM
FUND/PORTFOLIO                        ACQUIRED   SHARES SOLD
--------------                      ------------ ------------
Franklin Templeton Variable
  Insurance Products Trust
  Franklin Allocation VIP Fund --
   Class 2 Shares.................. $ 15,386,422 $ 12,122,763
  Franklin Income VIP Fund --
   Class 2 Shares..................   27,162,433   46,013,859
  Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares..........      192,915      106,279
  Franklin Mutual Shares VIP Fund
   -- Class 2 Shares...............    1,646,914    1,788,660
  Templeton Foreign VIP Fund --
   Class 1 Shares..................      396,032      886,333
  Templeton Foreign VIP Fund --
   Class 2 Shares..................      111,393      419,330
  Templeton Global Bond VIP Fund
   -- Class 1 Shares...............      559,258    1,222,747
  Templeton Growth VIP Fund --
   Class 2 Shares..................      680,462    1,502,285
Goldman Sachs Variable Insurance
  Trust
  Goldman Sachs Government Money
   Market Fund -- Service Shares...  181,179,393  164,333,311
  Goldman Sachs Large Cap Value
   Fund -- Institutional Shares....      569,634      838,508
  Goldman Sachs Mid Cap Value Fund
   -- Institutional Shares.........    1,496,225    4,785,474
JPMorgan Insurance Trust
  JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1.......      765,381    1,103,771
  JPMorgan Insurance Trust Mid Cap
   Value Portfolio -- Class 1......      112,477      195,986
  JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1...      126,692       88,873
  JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1.....      278,437      663,051
Janus Aspen Series
  Janus Henderson Balanced
   Portfolio -- Institutional
   Shares..........................    5,840,279   12,803,531
  Janus Henderson Balanced
   Portfolio -- Service Shares.....   11,064,570   21,439,246
  Janus Henderson Enterprise
   Portfolio -- Institutional
   Shares..........................    4,179,748    7,965,477
  Janus Henderson Enterprise
   Portfolio -- Service Shares.....      579,903    1,121,525
  Janus Henderson Flexible Bond
   Portfolio -- Institutional
   Shares..........................    1,330,672    1,928,395
  Janus Henderson Forty Portfolio
   -- Institutional Shares.........    4,854,511    7,914,319
  Janus Henderson Forty Portfolio
   -- Service Shares...............    2,453,034    3,291,292
  Janus Henderson Global Research
   Portfolio -- Institutional
   Shares..........................    3,333,721    5,626,265
  Janus Henderson Global Research
   Portfolio -- Service Shares.....      193,513      427,469
  Janus Henderson Global
   Technology and Innovation
   Portfolio -- Service Shares.....    2,963,766    3,749,547
  Janus Henderson Overseas
   Portfolio -- Institutional
   Shares..........................    1,036,119    2,915,183
  Janus Henderson Overseas
   Portfolio -- Service Shares.....      394,546      664,019
  Janus Henderson Research
   Portfolio -- Institutional
   Shares..........................    4,316,328    6,120,322
  Janus Henderson Research
   Portfolio -- Service Shares.....      540,451      945,358
Legg Mason Partners Variable
  Equity Trust
  ClearBridge Variable Aggressive
   Growth Portfolio -- Class II....      798,393      972,209
  ClearBridge Variable Dividend
   Strategy Portfolio -- Class I...      408,796      837,445
  ClearBridge Variable Dividend
   Strategy Portfolio -- Class II..      570,243    3,927,300
  ClearBridge Variable Large Cap
   Value Portfolio -- Class I......    2,043,177    2,074,954
MFS(R) Variable Insurance Trust
  MFS(R) Investors Trust Series --
   Service Class Shares............      183,846      607,199
  MFS(R) New Discovery Series --
   Service Class Shares............    2,765,449    3,353,657
  MFS(R) Total Return Series --
   Service Class Shares............    4,300,365    7,499,666
  MFS(R) Utilities Series --
   Service Class Shares............      895,951    2,349,283
MFS(R) Variable Insurance Trust II
  MFS(R) Income Portfolio --
   Service Class Shares............        1,771        1,090
  MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares............      811,285    1,885,335

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                     COST OF     PROCEEDS
                                      SHARES       FROM
FUND/PORTFOLIO                       ACQUIRED   SHARES SOLD
--------------                      ----------- ------------
PIMCO Variable Insurance Trust
  All Asset Portfolio -- Advisor
   Class Shares.................... $   379,105 $  1,155,298
  High Yield Portfolio --
   Administrative Class Shares.....   6,627,624   21,157,572
  International Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares.....     169,430      336,414
  Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares....................  28,077,645   20,156,396
  Low Duration Portfolio --
   Administrative Class Shares.....  63,099,793   19,061,604
  Total Return Portfolio --
   Administrative Class Shares.....  35,978,244   56,884,684
Rydex Variable Trust
  NASDAQ -- 100(R) Fund............   1,068,515      913,295
State Street Variable Insurance
  Series Funds, Inc.
  Income V.I.S. Fund -- Class 1
   Shares..........................   2,967,435    3,234,734
  Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares..........   3,570,291    6,682,943
  Real Estate Securities V.I.S.
   Fund -- Class 1 Shares..........   6,559,059   10,592,263
  S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares..................  19,220,189   32,531,804
  Small-Cap Equity V.I.S. Fund --
   Class 1 Shares..................   3,589,333    5,284,486
  Total Return V.I.S. Fund --
   Class 1 Shares..................  70,882,362  119,993,186
  Total Return V.I.S. Fund --
   Class 3 Shares..................  32,846,504   89,112,343
  U.S. Equity V.I.S. Fund --
   Class 1 Shares..................   2,347,973    3,635,074
The Alger Portfolios
  Alger Large Cap Growth Portfolio
   -- Class I-2 Shares.............   6,504,050    5,655,730
  Alger Small Cap Growth Portfolio
   -- Class I-2 Shares.............   2,451,993    4,520,164
The Prudential Series Fund
  Jennison 20/20 Focus Portfolio
   -- Class II Shares..............      52,400      996,761
  Jennison Portfolio -- Class II
   Shares..........................   3,011,009    1,737,217
  Natural Resources Portfolio --
   Class II Shares.................   8,559,588   23,654,624
  SP International Growth
   Portfolio -- Class II Shares....          --           --
  SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares..........................          --          374
Wells Fargo Variable Trust
  Wells Fargo VT Omega Growth Fund
   -- Class 2......................   1,204,760    7,600,969

(4)RELATED PARTY TRANSACTIONS

  (A) GLAIC

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.80% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020


   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 is reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

   Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020:

AIM Variable Insurance Funds (Invesco Variable Insurance     AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds) -- Invesco V.I. Government Securities Fund --         Funds) -- Invesco V.I. Technology Fund -- Series I shares
  Series I shares
AIM Variable Insurance Funds (Invesco Variable Insurance     The Prudential Series Fund -- Equity Portfolio -- Class II
  Funds) -- Invesco V.I. Managed Volatility Fund -- Series     Shares
  I shares                                                   The Prudential Series Fund -- SP International Growth
                                                               Portfolio -- Class II Shares.

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund,
  Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2020........................... 1.45% to 2.95%   716,614 16.34 to 10.99 10,983   2.15%       7.67% to    6.03%
   2019........................... 1.45% to 2.95%   843,059 15.18 to 10.36 12,050   2.25%      16.49% to    7.63%
   2018........................... 1.45% to 2.55%   988,327 13.03 to 11.47 12,203   1.64%     (7.77)% to  (8.81)%
   2017........................... 1.45% to 2.55% 1,140,590 14.13 to 12.58 15,309   1.79%      13.95% to   12.68%
   2016........................... 1.45% to 2.55% 1,323,222 12.40 to 11.17 15,601   1.65%       2.93% to    1.79%
 AB Global Thematic Growth
   Portfolio -- Class B
   2020........................... 1.45% to 1.70%    79,757 34.96 to 18.88  2,617   0.45%      37.07% to   36.72%
   2019........................... 1.45% to 1.70%    90,755 25.51 to 13.81  2,135   0.16%      27.90% to   27.58%
   2018........................... 1.45% to 2.10%   108,308 19.94 to 13.16  1,988   0.00%    (11.30)% to (11.88)%
   2017........................... 1.45% to 2.10%   235,133 22.48 to 14.93  5,051   0.30%      34.33% to   33.45%
   2016........................... 1.45% to 2.10%   140,451 16.74 to 11.19  2,138   0.00%     (2.31)% to  (2.95)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                  EXPENSE AS A                              NET   INVESTMENT
                                  % OF AVERAGE                             ASSETS   INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- --------------- ------ ---------- --------------------
 AB Growth and Income
   Portfolio -- Class B
   2020......................... 1.15% to 2.70%  1,197,002  33.90 to 10.59 32,803   1.28%       1.29% to  (0.29)%
   2019......................... 1.15% to 2.70%  1,589,475  33.47 to 10.62 43,446   1.02%      22.19% to   13.24%
   2018......................... 1.15% to 2.30%  1,812,252  27.39 to 17.62 40,557   0.72%     (6.93)% to  (8.02)%
   2017......................... 1.15% to 2.30%  1,853,902  29.43 to 19.16 44,847   1.25%      17.24% to   15.88%
   2016......................... 1.15% to 2.30%  2,080,048  25.10 to 16.53 43,003   0.82%       9.79% to    8.52%
 AB International Value
   Portfolio -- Class B
   2020......................... 1.45% to 2.95%  2,760,732  11.20 to 10.50 21,761   1.32%       0.73% to  (0.80)%
   2019......................... 1.45% to 2.95%  3,806,411  11.12 to 10.59 29,281   0.77%      15.10% to   12.54%
   2018......................... 1.45% to 2.55%  4,300,130   9.66 to  5.00 28,780   1.12%    (24.10)% to (24.95)%
   2017......................... 1.45% to 2.55%  4,197,680  12.73 to  6.67 37,401   1.46%      23.29% to   21.92%
   2016......................... 1.45% to 2.55% 10,519,424  10.33 to  5.47 72,814   1.23%     (2.23)% to  (3.32)%
 AB Large Cap Growth
   Portfolio -- Class B
   2020......................... 1.45% to 2.70%    926,116  55.53 to 14.25 33,067   0.00%      33.19% to   31.50%
   2019......................... 1.45% to 2.30%    990,540  41.69 to 29.04 26,581   0.00%      32.42% to   31.27%
   2018......................... 1.45% to 2.30%  1,085,426  31.48 to 22.12 21,750   0.00%       0.83% to  (0.04)%
   2017......................... 1.45% to 2.30%  1,136,185  31.22 to 22.13 22,320   0.00%      29.77% to   28.65%
   2016......................... 1.45% to 2.30%  1,256,372  24.06 to 17.20 18,786   0.00%       0.87% to    0.01%
 AB Small Cap Growth
   Portfolio -- Class B
   2020......................... 1.45% to 2.95%    795,460  45.21 to 15.29 33,896   0.00%      51.42% to   49.11%
   2019......................... 1.45% to 1.95%    502,334  29.86 to 27.85 14,855   0.00%      34.04% to   33.36%
   2018......................... 1.45% to 1.95%    555,831  22.28 to 20.89 12,265   0.00%     (2.55)% to  (3.05)%
   2017......................... 1.45% to 1.95%    291,390  22.86 to 21.54  6,564   0.00%      31.85% to   31.18%
   2016......................... 1.45% to 1.95%    328,225  17.34 to 16.42  5,646   0.00%       4.68% to    4.15%
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco Oppenheimer V.I.
   Capital Appreciation Fund --
   Series I Shares
   2020......................... 1.15% to 1.60%    345,154 192.00 to 34.53 29,406   0.00%      35.01% to   34.41%
   2019......................... 1.15% to 1.60%    415,837 142.20 to 25.69 25,295   0.06%      34.63% to   34.02%
   2018......................... 1.15% to 1.60%    484,217 105.63 to 19.17 22,209   0.33%     (6.82)% to  (7.24)%
   2017......................... 1.15% to 1.60%    581,375 113.36 to 20.66 28,780   0.23%      25.38% to   24.81%
   2016......................... 1.15% to 1.60%    683,004  90.41 to 16.55 27,894   0.41%     (3.33)% to  (3.76)%
 Invesco Oppenheimer V.I.
   Capital Appreciation Fund --
   Series II Shares
   2020......................... 1.45% to 2.10%    263,778  41.76 to 29.48 10,441   0.00%      34.27% to   33.38%
   2019......................... 1.45% to 2.10%    159,063  31.10 to 22.10  4,418   0.00%      33.88% to   32.99%
   2018......................... 1.45% to 2.10%    181,202  23.23 to 16.62  3,765   0.00%     (7.33)% to  (7.94)%
   2017......................... 1.45% to 2.10%    207,692  25.07 to 18.05  4,645   0.01%      24.68% to   23.86%
   2016......................... 1.45% to 2.10%    243,018  20.11 to 14.57  4,386   0.11%     (3.84)% to  (4.47)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE     000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- --------------- ------- ---------- --------------------
 Invesco Oppenheimer V.I.
   Conservative Balanced Fund
   -- Series I Shares
   2020......................... 1.15% to 1.60%   272,259  62.00 to 18.73  10,593   2.10%      13.53% to   13.02%
   2019......................... 1.15% to 1.60%   286,119  54.61 to 16.57   9,806   2.27%      16.16% to   15.64%
   2018......................... 1.15% to 1.60%   331,475  47.01 to 14.33   9,405   1.98%     (6.42)% to  (6.84)%
   2017......................... 1.15% to 1.60%   349,035  50.23 to 15.38  10,783   1.95%       8.00% to    7.51%
   2016......................... 1.15% to 1.60%   375,945  46.51 to 14.30  11,158   2.39%       4.05% to    3.58%
Invesco Oppenheimer V.I.
  Conservative Balanced Fund --
  Series II Shares
   2020......................... 1.45% to 2.95% 1,399,538  15.94 to 11.45  18,703   1.78%      12.93% to   11.21%
   2019......................... 1.45% to 2.95% 1,547,398  14.11 to 10.30  18,374   1.99%      15.52% to    6.25%
   2018......................... 1.45% to 2.55% 1,637,908  12.22 to  8.40  16,895   1.73%     (6.91)% to  (7.95)%
   2017......................... 1.45% to 2.55% 1,871,679  13.13 to  9.12  20,762   1.74%       7.37% to    6.18%
   2016......................... 1.45% to 2.55% 2,125,261  12.22 to  8.59  22,007   2.17%       3.44% to    2.29%
 Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth
   Fund -- Series I Shares
   2020......................... 1.15% to 1.60%   275,333 177.44 to 35.25  28,623   0.04%      39.07% to   38.44%
   2019......................... 1.15% to 1.60%   319,378 127.59 to 25.46  23,284   0.00%      37.76% to   37.14%
   2018......................... 1.15% to 1.60%   374,862  92.62 to 18.57  19,640   0.00%     (7.17)% to  (7.59)%
   2017......................... 1.15% to 1.60%   432,839  99.77 to 20.09  24,387   0.03%      27.31% to   26.74%
   2016......................... 1.15% to 1.60%   507,574  78.37 to 15.85  22,242   0.00%       1.16% to    0.70%
 Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth
   Fund -- Series II Shares
   2020......................... 1.45% to 1.70%   235,666  49.74 to 47.39  11,513   0.00%      38.21% to   37.86%
   2019......................... 1.45% to 1.70%   301,780  35.99 to 34.38  10,683   0.00%      36.99% to   36.65%
   2018......................... 1.45% to 1.70%   267,456  26.27 to 25.16   6,940   0.00%     (7.67)% to  (7.91)%
   2017......................... 1.45% to 1.70%   297,883  28.45 to 27.32   8,383   0.00%      26.60% to   26.28%
   2016......................... 1.45% to 1.70%   293,900  22.48 to 21.63   6,550   0.00%       0.60% to    0.35%
 Invesco Oppenheimer V.I.
   Global Fund -- Series II
   Shares
   2020......................... 1.45% to 2.95% 4,465,223  52.55 to 13.12 125,239   0.57%      25.49% to   23.58%
   2019......................... 1.45% to 2.95% 2,618,610  41.88 to 10.62  67,455   0.63%      29.55% to   13.11%
   2018......................... 1.45% to 2.55% 2,993,966  32.33 to 12.47  59,097   0.82%    (14.66)% to (15.62)%
   2017......................... 1.45% to 2.55% 3,989,415  37.88 to 14.78  85,383   0.75%      34.35% to   32.86%
   2016......................... 1.45% to 2.55% 4,229,281  28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
 Invesco Oppenheimer V.I.
   Global Strategic Income Fund
   -- Series I Shares
   2020......................... 1.15% to 1.60%   217,269  11.53 to 11.11   2,456   5.70%       2.21% to    1.75%
   2019......................... 1.15% to 1.60%   237,123  11.28 to 10.92   2,628   3.84%       9.53% to    9.03%
   2018......................... 1.15% to 1.60%   271,723  10.30 to 10.01   2,756   4.96%     (5.50)% to  (5.93)%
   2017......................... 1.15% to 1.60%   317,036  10.90 to 10.64   3,410   2.33%       5.05% to    4.58%
   2016......................... 1.15% to 1.60%   370,143  10.37 to 10.18   3,800   5.06%       5.31% to    4.84%

                                     F(75

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                   EXPENSE AS A                            NET    INVESTMENT
                                   % OF AVERAGE                           ASSETS    INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------- ---------- --------------------
 Invesco Oppenheimer V.I. Main
   Street Fund(R) -- Series II
   Shares
   2020.......................... 1.45% to 2.35%   659,954 36.80 to 22.52  17,203   0.34%      12.05% to   11.02%
   2019.......................... 1.45% to 2.95% 5,309,757 32.84 to 10.58 112,320   0.82%      29.83% to   12.36%
   2018.......................... 1.45% to 2.55% 6,477,488 25.30 to 13.84 106,779   0.83%     (9.44)% to (10.45)%
   2017.......................... 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416   1.04%      14.95% to   13.67%
   2016.......................... 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
 Invesco Oppenheimer V.I. Main
   Street Small Cap Fund(R) --
   Series II Shares
   2020.......................... 1.45% to 2.95%   884,580 50.60 to 12.52  29,237   0.37%      17.90% to   16.11%
   2019.......................... 1.45% to 2.95% 1,052,852 42.92 to 10.78  29,675   0.00%      24.30% to   16.86%
   2018.......................... 1.45% to 2.55% 1,209,301 34.53 to 14.37  27,499   0.06%    (11.84)% to (12.83)%
   2017.......................... 1.45% to 2.55% 1,764,040 39.16 to 16.48  44,261   0.66%      12.26% to   11.01%
   2016.......................... 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
 Invesco Oppenheimer V.I. Total
   Return Bond Fund --
   Series I Shares
   2020.......................... 1.15% to 1.60%   380,691 33.00 to 13.58   8,290   3.04%       8.44% to    7.96%
   2019.......................... 1.15% to 1.60%   404,864 30.43 to 12.58   8,234   3.39%       8.27% to    7.78%
   2018.......................... 1.15% to 1.60%   429,783 28.11 to 11.67   8,094   3.33%     (2.17)% to  (2.61)%
   2017.......................... 1.15% to 1.60%   504,740 28.73 to 11.99   9,660   2.44%       3.39% to    2.92%
   2016.......................... 1.15% to 1.60%   576,236 27.79 to 11.65  10,454   3.68%       2.08% to    1.63%
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2020.......................... 0.75% to 1.70%   736,113 35.61 to 32.42  24,380   0.07%      41.29% to   39.94%
   2019.......................... 0.75% to 1.70% 1,014,847 25.21 to 23.16  23,900   0.00%      35.73% to   34.43%
   2018.......................... 0.75% to 1.85%   866,472 18.57 to 17.03  15,185   0.00%     (4.35)% to  (5.42)%
   2017.......................... 0.75% to 1.85% 1,218,749 19.41 to 18.01  22,478   0.13%      26.39% to   24.99%
   2016.......................... 0.75% to 1.85%   466,844 15.36 to 14.41   6,856   0.00%       1.50% to    0.38%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2020.......................... 1.45% to 1.70%   119,779 51.96 to 38.07   5,228   0.00%      39.94% to   39.58%
   2019.......................... 1.45% to 1.70%   166,472 37.13 to 27.28   5,082   0.00%      34.45% to   34.11%
   2018.......................... 1.45% to 2.20%   195,429 27.62 to 21.47   4,468   0.00%     (5.29)% to  (6.02)%
   2017.......................... 1.45% to 2.20%   225,446 29.16 to 22.85   5,477   0.00%      25.19% to   24.24%
   2016.......................... 1.45% to 2.20%   239,707 23.29 to 18.39   4,637   0.00%       0.54% to  (0.22)%
 Invesco V.I. Comstock Fund --
   Series II shares
   2020.......................... 1.45% to 2.70%   810,189 31.06 to 10.31  20,552   2.16%     (2.52)% to  (3.76)%
   2019.......................... 1.45% to 2.35%   909,037 31.86 to 18.13  23,830   1.68%      23.13% to   22.01%
   2018.......................... 1.45% to 2.35% 1,030,378 25.88 to 14.86  21,926   1.38%    (13.64)% to (14.44)%
   2017.......................... 1.45% to 2.35% 1,174,635 29.96 to 17.37  29,341   1.25%      15.88% to   14.82%
   2016.......................... 1.45% to 2.55% 4,807,059 25.86 to 13.03  85,076   1.87%      15.30% to   14.01%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Core Equity Fund --
   Series I shares
   2020............................ 1.45% to 2.30%   246,205 23.27 to 20.50  5,593   0.20%      12.20% to   11.23%
   2019............................ 1.45% to 2.95% 5,475,060 20.74 to 10.68 98,305   0.92%      27.09% to   14.44%
   2018............................ 0.75% to 2.55% 6,673,943 15.53 to 12.40 95,333   1.00%    (10.08)% to (11.72)%
   2017............................ 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251   1.04%      12.33% to   10.30%
   2016............................ 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%       9.44% to    7.46%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2020............................ 1.45% to 2.95%   984,337 18.99 to 11.08 17,258   2.18%       8.06% to    6.42%
   2019............................ 1.45% to 2.95% 1,151,954 17.58 to 10.41 18,863   2.25%      18.27% to    8.72%
   2018............................ 1.45% to 2.55% 1,245,249 14.86 to 13.04 17,577   1.95%    (11.04)% to (12.04)%
   2017............................ 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684   1.47%       9.18% to    7.96%
   2016............................ 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%      13.18% to   11.92%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2020............................ 1.45% to 2.70%    14,007 16.63 to  8.72    189   4.76%    (13.83)% to (14.93)%
   2019............................ 1.45% to 2.70%    13,156 19.30 to 10.25    211   3.36%      20.87% to    5.20%
   2018............................ 1.45% to 2.20%    15,073 15.97 to  8.62    202   3.68%     (7.70)% to  (8.41)%
   2017............................ 1.45% to 2.20%    16,404 17.30 to  9.41    239   2.98%      11.10% to   10.26%
   2016............................ 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%       0.35% to  (0.42)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2020............................ 1.45% to 2.70%   601,678 24.48 to 11.68 12,641   1.01%      12.09% to   10.67%
   2019............................ 1.45% to 2.95% 2,818,181 21.84 to 10.54 42,257   1.26%      26.38% to   11.56%
   2018............................ 1.45% to 2.55% 3,440,133 17.28 to  9.01 40,942   1.79%    (16.44)% to (17.38)%
   2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647   1.33%      20.95% to   19.61%
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2020............................ 1.45% to 2.30%   187,687 22.52 to 14.17  4,054   0.09%       3.80% to    2.91%
   2019............................ 1.45% to 2.30%   207,911 21.70 to 13.77  4,324   0.00%      28.23% to   27.13%
   2018............................ 1.45% to 2.30%   236,200 16.92 to 10.83  3,821   0.00%    (20.53)% to (21.22)%
   2017............................ 1.45% to 2.30%   268,667 21.29 to 13.75  5,482   0.01%      15.53% to   14.54%
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2020............................ 1.45% to 2.95% 1,277,455 14.09 to 10.70 16,822   1.19%       7.97% to    6.32%
   2019............................ 1.45% to 2.95% 2,918,161 13.05 to 10.06 35,553   2.27%       7.32% to    1.34%
   2018............................ 1.45% to 2.55% 3,189,074 12.16 to 10.51 36,387   2.83%     (4.24)% to  (5.31)%
   2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615   2.57%       2.17% to    1.04%
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
American Century Variable Portfolios,
  Inc.
 VP Disciplined Core Value Fund --
   Class I
   2020............................... 1.45% to 2.70%  26,442 35.45 to 11.56   633    1.93%      10.19% to    8.79%
   2019............................... 1.45% to 2.70%  14,400 32.17 to 10.62   338    2.06%      22.15% to   13.25%
   2018............................... 1.45% to 2.20%  16,983 26.34 to 13.89   328    1.89%     (8.23)% to  (8.93)%
   2017............................... 1.45% to 2.20%  28,631 28.70 to 15.26   589    2.30%      18.74% to   17.84%
   2016............................... 1.45% to 2.20%  41,953 24.17 to 12.95   740    1.51%      11.84% to   10.99%
 VP International Fund -- Class I
   2020............................... 1.45% to 2.70%  29,986 33.29 to 13.20   635    0.47%      24.05% to   22.48%
   2019............................... 1.45% to 2.70%  29,283 26.83 to 10.78   533    0.90%      26.56% to   16.71%
   2018............................... 1.45% to 2.20%  35,301 21.20 to  9.21   511    1.26%    (16.46)% to (17.10)%
   2017............................... 1.45% to 2.20%  35,443 25.38 to 11.10   621    0.81%      29.31% to   28.33%
   2016............................... 1.45% to 2.20%  36,661  19.63 to 8.65   507    1.17%     (6.87)% to  (7.57)%
 VP Ultra(R) Fund -- Class I
   2020............................... 1.45% to 2.70%   4,804 57.65 to 15.85   202    0.00%      47.68% to   45.81%
   2019............................... 1.85% to 1.85%   1,263 31.12 to 31.12    39    0.00%      32.09% to   32.09%
   2018............................... 1.85% to 2.05%   1,706 23.56 to 22.17    40    0.26%     (1.12)% to  (1.32)%
   2017............................... 1.85% to 2.05%   1,874 23.82 to 22.47    44    0.39%      29.79% to   29.52%
   2016............................... 1.85% to 2.05%   2,520 18.36 to 17.35    46    0.48%       2.52% to    2.31%
 VP Value Fund -- Class I
   2020............................... 1.45% to 1.45%   1,929 32.99 to 32.99    64    2.32%     (0.49)% to  (0.49)%
   2019............................... 1.45% to 1.45%   2,093 33.15 to 33.15    69    2.12%      25.19% to   25.19%
   2018............................... 1.45% to 1.45%   2,190 26.48 to 26.48    58    1.65%    (10.48)% to (10.48)%
   2017............................... 1.45% to 1.45%   2,329 29.58 to 29.58    69    1.65%       7.18% to    7.18%
   2016............................... 1.45% to 1.45%   2,433 27.60 to 27.60    67    1.74%      18.74% to   18.74%
BNY Mellon
 BNY Mellon Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2020............................... 1.45% to 1.45%   2,853 35.89 to 35.89   102    0.82%       6.54% to    6.54%
   2019............................... 1.45% to 1.45%   2,936 33.69 to 33.69    99    0.64%      18.44% to   18.44%
   2018............................... 1.45% to 1.45%   3,104 28.44 to 28.44    88    0.57%    (16.72)% to (16.72)%
   2017............................... 1.45% to 1.45%   3,277 34.15 to 34.15   112    1.06%      13.71% to   13.71%
   2016............................... 1.45% to 1.45%   3,464 30.04 to 30.04   104    1.06%      13.80% to   13.80%
 BNY Mellon Sustainable U.S. Equity
   Portfolio, Inc. -- Initial Shares
   2020............................... 1.50% to 1.70% 423,043 19.47 to 18.68 8,245    1.09%      22.28% to   22.03%
   2019............................... 1.50% to 1.70% 484,418 15.92 to 15.30 7,721    1.44%      32.34% to   32.07%
   2018............................... 1.50% to 1.70% 489,649 12.03 to 11.59 5,897    1.75%     (5.84)% to  (6.04)%
   2017............................... 1.50% to 1.70% 498,511 12.78 to 12.33 6,375    1.13%      13.61% to   13.38%
   2016............................... 1.50% to 1.70% 504,596 11.25 to 10.88 5,681    1.27%       8.72% to    8.50%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 BNY Mellon Variable
   Investment Fund --
   Government Money
   Market Portfolio
   2020.......................... 1.45% to 2.05%    156,045   9.33 to 8.57   1,442   0.18%    (1.24)% to  (1.84)%
   2019.......................... 1.45% to 2.05%    114,293   9.44 to 8.73   1,062   1.63%      0.19% to  (0.42)%
   2018.......................... 1.45% to 2.05%    117,127   9.43 to 8.77   1,091   1.32%    (0.19)% to  (0.80)%
   2017.......................... 1.45% to 2.05%    105,919   9.44 to 8.84     987   0.35%    (1.11)% to  (1.71)%
   2016.......................... 1.45% to 2.05%     72,989   9.55 to 9.00     685   0.01%    (1.43)% to  (2.03)%
BlackRock Variable Series Funds, Inc.
 BlackRock Advantage U.S.
   Total Market V.I. Fund --
   Class III Shares
   2020.......................... 1.45% to 2.30%    128,201 33.04 to 25.19   4,077   1.51%     17.92% to   16.90%
   2019.......................... 1.45% to 2.30%    159,729 28.02 to 21.55   4,318   2.14%     26.79% to   25.69%
   2018.......................... 1.45% to 2.30%    178,250 22.10 to 17.14   3,796   1.47%    (8.02)% to  (8.81)%
   2017.......................... 1.45% to 2.30%    197,227 24.02 to 18.80   4,569   0.87%     12.19% to   11.22%
   2016.......................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%     21.62% to   20.58%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2020.......................... 1.45% to 2.30%    314,614 23.64 to 19.76   6,794   0.81%      1.63% to    0.76%
   2019.......................... 1.45% to 2.95%  1,592,127 23.26 to 10.58  29,759   2.06%     21.74% to   12.23%
   2018.......................... 1.45% to 2.55%  1,807,923 19.10 to 12.06  27,772   1.43%    (9.45)% to (10.47)%
   2017.......................... 1.45% to 2.55%  2,094,106 21.10 to 13.47  35,744   1.01%      6.45% to    5.27%
   2016.......................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%     16.02% to   14.73%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2020.......................... 1.45% to 2.95% 11,261,826 24.43 to 12.27 203,199   1.22%     18.96% to   17.15%
   2019.......................... 1.45% to 2.95% 13,520,878 20.54 to 10.47 206,941   1.19%     16.05% to   10.03%
   2018.......................... 1.45% to 2.55% 15,980,228 17.70 to 11.70 213,230   0.81%    (8.93)% to  (9.95)%
   2017.......................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506   1.23%     12.06% to   10.82%
   2016.......................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%      2.30% to    1.17%
 BlackRock Large Cap Focus
   Growth V.I. Fund -- Class III
   Shares
   2020.......................... 1.45% to 1.95%    278,524 46.98 to 42.65  12,744   0.00%     41.35% to   40.63%
   2019.......................... 1.45% to 1.95%    221,085 33.24 to 30.33   7,143   0.00%     30.41% to   29.75%
   2018.......................... 1.45% to 1.95%    194,084 25.49 to 23.37   4,797   0.00%      1.27% to    0.75%
   2017.......................... 1.45% to 1.95%    169,025 25.17 to 23.20   4,130   0.00%     27.36% to   26.72%
   2016.......................... 1.45% to 1.85%    148,951 19.76 to 18.77   2,900   0.44%      5.99% to    5.56%
Columbia Funds Variable Series
  Trust II
 CTIVP/SM/ -- Loomis Sayles
   Growth Fund -- Class 1
   2020.......................... 1.45% to 2.95%  5,183,864 22.25 to 13.47 112,646   0.00%     30.02% to   28.04%
   2019.......................... 1.45% to 2.95%  2,224,887 17.11 to 10.52  37,639   0.00%     29.84% to   10.97%
   2018.......................... 1.45% to 2.55%  2,842,960 13.18 to 12.79  37,270   0.00%    (3.82)% to  (4.90)%
   2017.......................... 1.45% to 2.55%  4,651,585 13.70 to 13.45  63,499   0.00%     31.11% to   29.65%
   2016 (4)...................... 1.45% to 2.30%  1,971,256 10.45 to 10.39  20,587   0.00%      6.77% to    5.86%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2
   2020........................... 1.45% to 2.70%   918,564 13.20 to 11.40 12,037   1.44%       7.25% to    5.89%
   2019........................... 1.45% to 2.30% 1,079,041 12.31 to 11.92 13,210   1.82%      23.33% to   22.27%
   2018........................... 1.45% to 2.30% 1,219,887  9.98 to  9.75 12,124   2.57%    (18.03)% to (18.74)%
   2017........................... 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657   1.87%      25.34% to   24.27%
   2016 (4)....................... 1.45% to 2.40% 1,592,466  9.71 to  9.65 15,451   1.74%     (4.27)% to  (5.19)%
Deutsche DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2020........................... 1.45% to 2.70%     9,878 35.63 to 14.42    317   0.04%      36.69% to   34.96%
   2019........................... 1.50% to 1.50%        54 25.95 to 25.95      1   0.16%      34.73% to   34.73%
   2018........................... 1.45% to 1.50%       500 19.34 to 19.26     10   0.47%     (3.30)% to  (3.35)%
   2017........................... 1.45% to 1.50%       505 20.00 to 19.93     10   0.46%      24.14% to   24.08%
   2016........................... 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%       2.49% to    2.44%
Deutsche DWS Variable Series II
 DWS CROCI(R) U.S. VIP --
   Class B Shares
   2020........................... 1.45% to 2.70%    14,968  14.20 to 9.36    200   0.86%    (13.68)% to (14.78)%
   2019........................... 1.45% to 2.05%     3,181 16.45 to 15.60     51   1.59%      30.57% to   29.77%
   2018........................... 1.45% to 2.05%     3,554 12.60 to 12.02     43   2.19%    (12.01)% to (12.55)%
   2017........................... 1.45% to 2.05%     3,580 14.32 to 13.75     50   1.20%      20.68% to   19.95%
   2016........................... 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%     (6.00)% to  (6.57)%
 DWS Small Mid Cap Value VIP
   -- Class B Shares
   2020........................... 1.45% to 2.05%       381 37.18 to 19.21     11   1.12%     (2.54)% to  (3.13)%
   2019........................... 1.45% to 2.05%       385 38.15 to 19.83     11   0.36%      19.24% to   18.51%
   2018........................... 1.45% to 2.05%       420 31.99 to 16.73     10   1.01%    (17.55)% to (18.05)%
   2017........................... 1.45% to 2.05%       416 38.80 to 20.42     12   0.37%       8.54% to    7.88%
   2016........................... 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%      14.79% to   14.09%
Eaton Vance Variable Trust
 VT Floating -- Rate Income Fund
   2020........................... 1.45% to 2.95% 2,304,568  14.55 to 9.97 31,675   3.35%       0.52% to  (1.01)%
   2019........................... 1.45% to 2.95% 3,508,172 14.47 to 10.07 47,382   4.30%       5.53% to    1.42%
   2018........................... 1.45% to 2.55% 4,310,088 13.71 to 10.81 55,170   3.78%     (1.53)% to  (2.63)%
   2017........................... 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028   3.26%       1.93% to    0.79%
   2016........................... 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%       7.37% to    6.18%
Federated Hermes Insurance Series
 Federated Hermes High Income
   Bond Fund II -- Primary Shares
   2020........................... 1.15% to 1.60%   229,820 43.50 to 24.51  7,564   5.95%       4.37% to    3.90%
   2019........................... 1.15% to 1.60%   263,604 41.68 to 23.59  8,329   6.18%      13.23% to   12.72%
   2018........................... 1.15% to 1.60%   312,043 36.81 to 20.92  8,709   8.26%     (4.41)% to  (4.84)%
   2017........................... 1.15% to 1.60%   392,514 38.51 to 21.99 11,433   6.75%       5.71% to    5.24%
   2016........................... 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%      13.50% to   12.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Federated Hermes High Income
   Bond Fund II -- Service Shares
   2020............................. 1.45% to 2.30%   342,250 25.70 to 18.96  8,704   5.87%      3.93% to    3.03%
   2019............................. 1.45% to 2.30%   407,731 24.73 to 18.40  9,986   6.12%     12.47% to   11.50%
   2018............................. 1.45% to 2.30%   480,427 21.99 to 16.50 10,464   8.01%    (4.84)% to  (5.66)%
   2017............................. 1.45% to 2.30%   572,362 23.11 to 17.49 13,105   6.78%      5.02% to    4.12%
   2016............................. 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%     12.87% to   11.90%
 Federated Hermes Kaufmann
   Fund II -- Service Shares
   2020............................. 1.45% to 2.95%   817,878 62.16 to 12.86 33,781   0.00%     26.62% to   24.69%
   2019............................. 1.45% to 2.30%   397,953 49.09 to 28.10 17,962   0.00%     31.58% to   30.45%
   2018............................. 1.45% to 2.30%   483,018 37.31 to 21.54 16,558   0.00%      2.06% to    1.18%
   2017............................. 1.45% to 2.30%   565,395 36.55 to 21.29 18,972   0.00%     26.12% to   25.04%
   2016............................. 1.45% to 2.40%   669,966 28.98 to 13.39 17,713   0.00%      1.92% to    0.94%
 Federated Hermes Managed
   Volatility Fund II -- Primary
   Shares
   2020............................. 1.15% to 1.60%   346,612 34.16 to 16.22  8,326   2.63%    (0.23)% to  (0.68)%
   2019............................. 1.15% to 1.60%   401,469 34.24 to 16.33  9,683   2.06%     18.85% to   18.31%
   2018............................. 1.15% to 1.60%   414,090 28.81 to 13.80  8,569   2.24%    (9.55)% to  (9.96)%
   2017............................. 1.15% to 1.60%   246,565 31.85 to 15.33  5,717   4.00%     16.76% to   16.23%
   2016............................. 1.15% to 1.60%   284,028 27.28 to 13.19  5,631   5.04%      6.45% to    5.98%
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM /Portfolio --
   Initial Class
   2020............................. 1.15% to 1.60%   643,594 69.29 to 21.74 39,298   1.49%     13.55% to   13.04%
   2019............................. 1.15% to 1.60%   707,627 61.02 to 19.23 37,629   1.72%     16.89% to   16.36%
   2018............................. 1.15% to 1.60%   813,538 52.21 to 16.53 36,760   1.64%    (6.44)% to  (6.87)%
   2017............................. 1.15% to 1.60%   916,639 55.80 to 17.75 44,319   1.83%     12.80% to   12.29%
   2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80 44,751   1.44%      1.89% to    1.43%
 VIP Asset Manager/SM /Portfolio --
   Service Class 2
   2020............................. 1.45% to 2.30%   264,508 21.70 to 18.55  5,381   1.28%     12.87% to   11.90%
   2019............................. 1.45% to 2.30%   279,656 19.23 to 16.57  5,036   1.54%     16.30% to   15.30%
   2018............................. 1.45% to 2.30%   317,202 16.53 to 14.38  4,926   1.39%    (6.99)% to  (7.80)%
   2017............................. 1.45% to 2.30%   362,146 17.77 to 15.59  6,060   1.55%     12.10% to   11.13%
   2016............................. 1.45% to 2.30%   503,089 15.86 to 14.03  7,542   1.17%      1.35% to    0.48%
 VIP Balanced Portfolio -- Service
   Class 2
   2020............................. 1.45% to 2.95% 3,167,986 25.94 to 12.58 73,537   1.26%     20.36% to   18.53%
   2019............................. 1.45% to 2.95% 3,373,337 21.55 to 10.61 65,443   1.54%     22.32% to   13.09%
   2018............................. 1.45% to 2.55% 3,543,811 17.62 to 14.00 57,219   1.24%    (5.83)% to  (6.89)%
   2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04 68,642   1.25%     14.44% to   13.16%
   2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29 67,008   1.16%      5.43% to    4.26%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE     000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- --------------- ------- ---------- --------------------
 VIP Contrafund(R) Portfolio --
   Initial Class
   2020......................... 1.15% to 1.60% 1,330,933 139.43 to 44.31 111,998   0.25%      29.06% to   28.48%
   2019......................... 1.15% to 1.60% 1,515,972 108.03 to 34.49  98,145   0.45%      30.07% to   29.48%
   2018......................... 1.15% to 1.60% 1,750,240  83.06 to 26.64  86,785   0.69%     (7.46)% to  (7.88)%
   2017......................... 1.15% to 1.60% 1,993,834  89.76 to 28.92 106,146   0.98%      20.48% to   19.94%
   2016......................... 1.15% to 1.60% 2,386,708  74.50 to 24.11 104,523   0.78%       6.76% to    6.29%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2020......................... 1.45% to 2.70% 2,105,121  53.42 to 13.45  84,624   0.09%      28.35% to   26.72%
   2019......................... 1.45% to 2.95% 3,465,444  41.62 to 10.60  98,850   0.21%      29.37% to   12.83%
   2018......................... 1.45% to 2.55% 4,330,377  32.17 to 15.19  96,356   0.41%     (8.00)% to  (9.03)%
   2017......................... 1.45% to 2.55% 6,330,228  34.97 to 16.70 149,150   0.77%      19.83% to   18.50%
   2016......................... 1.45% to 2.55% 5,987,180  29.18 to 14.09 121,938   0.44%       6.17% to    4.99%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2020......................... 1.45% to 1.70%    46,449  49.29 to 47.12   2,233   0.05%      31.41% to   31.08%
   2019......................... 1.45% to 1.70%    51,564  37.51 to 35.95   1,897   0.37%      27.94% to   27.62%
   2018......................... 1.45% to 1.70%    60,233  29.32 to 28.17   1,733   0.31%     (6.55)% to  (6.79)%
   2017......................... 1.45% to 1.70%    79,730  31.37 to 30.22   2,466   0.62%      21.72% to   21.41%
   2016......................... 1.45% to 1.70%    93,114  25.77 to 24.89   2,362   0.70%       1.17% to    0.92%
 VIP Equity-Income Portfolio --
   Initial Class
   2020......................... 1.15% to 1.60%   952,178 123.64 to 24.19  68,677   1.78%       5.46% to    4.99%
   2019......................... 1.15% to 1.60% 1,092,955 117.23 to 23.04  73,813   1.97%      25.98% to   25.41%
   2018......................... 1.15% to 1.60% 1,259,203  93.06 to 18.37  66,554   2.18%     (9.35)% to  (9.77)%
   2017......................... 1.15% to 1.60% 1,439,981 102.66 to 20.36  83,586   1.67%      11.60% to   11.10%
   2016......................... 1.15% to 1.60% 1,699,936  91.99 to 18.32  86,520   2.24%      16.66% to   16.14%
 VIP Equity-Income Portfolio --
   Service Class 2
   2020......................... 1.45% to 2.95% 6,938,864  30.68 to 11.06 137,238   2.07%       4.90% to    3.30%
   2019......................... 1.45% to 2.95% 3,137,408  29.25 to 10.71  66,685   1.79%      25.26% to   15.21%
   2018......................... 1.45% to 2.55% 3,615,685  23.35 to 11.43  61,043   1.97%     (9.87)% to (10.88)%
   2017......................... 1.45% to 2.55% 4,115,160  25.90 to 12.83  77,518   1.58%      11.02% to    9.79%
   2016......................... 1.45% to 2.40% 2,765,882  23.33 to 11.86  52,129   1.37%      16.01% to   14.89%
 VIP Growth & Income
   Portfolio -- Initial Class
   2020......................... 1.15% to 1.60%   468,224  45.14 to 24.06  16,382   2.06%       6.60% to    6.13%
   2019......................... 1.15% to 1.60%   572,663  42.35 to 22.67  19,010   3.57%      28.56% to   27.98%
   2018......................... 1.15% to 1.60%   669,851  32.94 to 17.72  17,108   0.35%    (10.03)% to (10.44)%
   2017......................... 0.75% to 1.60%   753,630  23.82 to 19.78  21,216   1.24%      16.02% to   15.04%
   2016......................... 0.75% to 1.60%   861,702  20.53 to 17.20  20,834   1.66%      15.21% to   14.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                  EXPENSE AS A                              NET    INVESTMENT
                                  % OF AVERAGE                             ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE     000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- --------------- ------- ---------- --------------------
 VIP Growth & Income
   Portfolio -- Service Class 2
   2020......................... 1.45% to 1.95%    622,539  31.72 to 25.80  15,242   1.95%       6.03% to    5.50%
   2019......................... 1.45% to 1.95%    596,708  29.91 to 24.45  13,990   3.44%      27.80% to   27.15%
   2018......................... 1.45% to 1.95%    693,248  23.41 to 19.23  12,702   0.19%    (10.52)% to (10.97)%
   2017......................... 1.45% to 1.95%    938,297  26.16 to 21.60  18,986   1.07%      14.93% to   14.34%
   2016......................... 1.45% to 1.95%  1,126,092  22.76 to 18.89  19,602   1.76%      14.13% to   13.56%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2020......................... 1.15% to 1.60%    349,783  78.26 to 45.06  21,657   0.01%      66.72% to   65.97%
   2019......................... 1.15% to 1.60%    371,845  46.94 to 27.15  13,156   0.14%      39.22% to   38.59%
   2018......................... 0.75% to 1.60%    406,228  25.17 to 19.59  10,428   0.12%      11.61% to   10.65%
   2017......................... 0.75% to 1.60%    436,435  22.55 to 17.70  10,237   0.30%      33.51% to   32.37%
   2016......................... 0.75% to 1.60%    485,643  16.89 to 13.37   8,601   0.31%     (0.41)% to  (1.26)%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2020......................... 1.45% to 2.95%  1,610,844  55.14 to 17.74  83,616   0.00%      65.79% to   63.28%
   2019......................... 1.45% to 2.30%    221,938  33.26 to 31.05   7,307   0.00%      38.46% to   37.26%
   2018......................... 1.45% to 2.30%    295,327  24.02 to 22.62   7,032   0.08%      10.57% to    9.62%
   2017......................... 1.45% to 2.30%    179,474  21.72 to 20.64   3,877   0.11%      32.24% to   31.10%
   2016......................... 1.45% to 2.40%    244,930  16.43 to 15.66   4,002   0.05%     (1.38)% to  (2.33)%
 VIP Growth Portfolio --
   Initial Class
   2020......................... 1.15% to 1.60%    709,677 241.64 to 36.74  77,383   0.08%      42.23% to   41.60%
   2019......................... 1.15% to 1.60%    800,049 169.88 to 25.94  61,520   0.26%      32.77% to   32.17%
   2018......................... 1.15% to 1.60%    942,343 127.95 to 19.63  54,324   0.24%     (1.32)% to  (1.77)%
   2017......................... 1.15% to 1.60%  1,084,069 129.67 to 19.98  62,496   0.22%      33.58% to   32.98%
   2016......................... 1.15% to 1.60%  1,270,208  97.07 to 15.03  53,604   0.04%     (0.36)% to  (0.80)%
 VIP Growth Portfolio --
   Service Class 2
   2020......................... 1.45% to 2.30%    638,950  57.09 to 40.08  20,823   0.05%      41.47% to   40.25%
   2019......................... 1.45% to 2.30%    890,448  40.36 to 28.57  21,867   0.06%      32.03% to   30.90%
   2018......................... 1.45% to 2.30%  1,014,497  30.57 to 21.83  18,717   0.04%     (1.88)% to  (2.74)%
   2017......................... 1.45% to 2.30%  1,138,148  31.15 to 22.44  21,409   0.08%      32.87% to   31.73%
   2016......................... 1.45% to 2.30%  1,126,260  23.45 to 17.04  15,246   0.00%     (0.90)% to  (1.76)%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2020......................... 1.45% to 2.95%  5,125,703  14.96 to 10.73  73,491   2.07%       7.58% to    5.94%
   2019......................... 1.45% to 2.95%  5,608,412  13.91 to 10.13  75,094   2.47%       7.82% to    2.60%
   2018......................... 1.45% to 2.55%  6,078,307  12.90 to 11.32  75,876   1.94%     (2.23)% to  (3.33)%
   2017......................... 1.45% to 2.55%  9,506,920  13.20 to 11.71 121,545   2.17%       2.49% to    1.35%
   2016......................... 1.45% to 2.55% 10,950,778  12.87 to 11.55 137,126   2.28%       2.97% to    1.82%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Initial Class
   2020......................... 0.75% to 0.75%        139 59.89 to 59.89       8   0.66%      17.30% to   17.30%
   2019......................... 0.75% to 0.75%        139 51.06 to 51.06       7   0.76%      22.52% to   22.52%
   2018......................... 0.75% to 0.75%        212 41.67 to 41.67       9   0.64%    (15.18)% to (15.18)%
   2017......................... 0.75% to 0.75%        271 49.13 to 49.13      13   0.71%      19.90% to   19.90%
   2016......................... 0.75% to 0.75%        268 40.98 to 40.98      11   0.52%      11.39% to   11.39%
 VIP Mid Cap Portfolio --
   Service Class 2
   2020......................... 1.15% to 2.70%  1,245,670 57.33 to 11.87  57,839   0.36%      16.51% to   14.69%
   2019......................... 1.15% to 2.95%  3,381,562 49.21 to 10.34  99,611   0.65%      21.76% to    7.14%
   2018......................... 1.15% to 2.55%  3,892,358 40.41 to 14.33  94,762   0.39%    (15.76)% to (16.96)%
   2017......................... 1.15% to 2.55%  4,371,427 47.97 to 17.26 129,568   0.47%      19.15% to   17.47%
   2016......................... 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193   0.33%      10.64% to    9.08%
 VIP Overseas Portfolio --
   Initial Class
   2020......................... 0.75% to 1.60%    339,686 20.05 to 19.82  12,442   0.44%      14.75% to   13.77%
   2019......................... 0.75% to 1.60%    386,086 17.47 to 17.42  12,318   1.56%      26.81% to   25.73%
   2018......................... 0.75% to 1.60%    518,531 13.78 to 13.85  13,286   1.50%    (15.45)% to (16.18)%
   2017......................... 0.75% to 1.60%    582,607 16.30 to 16.53  17,614   1.40%      29.31% to   28.21%
   2016......................... 0.75% to 1.60%    654,951 12.60 to 12.89  15,403   1.36%     (5.77)% to  (6.57)%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2020......................... 1.45% to 1.85%    100,450 26.09 to 24.38   2,595   1.05%       6.45% to    6.02%
   2019......................... 1.45% to 1.85%     89,980 24.51 to 23.00   2,180   1.40%      32.15% to   31.62%
   2018......................... 1.45% to 1.85%    107,961 18.55 to 17.47   1,980   0.70%    (18.70)% to (19.03)%
   2017......................... 1.45% to 1.85%    115,318 22.81 to 21.58   2,609   1.23%      17.36% to   16.89%
   2016......................... 1.45% to 2.20%    139,915 19.44 to 18.27   2,693   0.86%       7.69% to    6.87%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Allocation VIP Fund
   -- Class 2 Shares
   2020......................... 1.45% to 2.95%  3,226,110 15.71 to 11.30  46,846   1.49%      10.12% to    8.45%
   2019......................... 1.45% to 2.95%  3,885,483 14.26 to 10.42  51,620   3.54%      18.12% to    8.92%
   2018......................... 1.45% to 2.55%  4,651,064 12.07 to 10.63  52,976   3.04%    (10.97)% to (11.97)%
   2017......................... 1.45% to 2.55%  5,446,835 13.56 to 12.08  70,021   2.66%      10.36% to    9.13%
   2016......................... 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692   3.89%      11.54% to   10.30%
 Franklin Income VIP Fund --
   Class 2 Shares
   2020......................... 1.45% to 2.95% 12,214,101 19.70 to 10.05 197,153   5.89%     (0.77)% to  (2.28)%
   2019......................... 1.45% to 2.95% 13,872,298 19.85 to 10.28 228,613   5.36%      14.38% to    5.93%
   2018......................... 1.45% to 2.55% 15,980,562 17.35 to 11.91 235,328   4.82%     (5.70)% to  (6.76)%
   2017......................... 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896   4.16%       8.09% to    6.88%
   2016......................... 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404   5.01%      12.37% to   11.12%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2020............................. 1.45% to 2.70%   8,569 46.62 to 14.55    332   0.00%      42.54% to   40.73%
   2019............................. 1.45% to 2.05%   5,369 32.71 to 24.39    172   0.00%      32.63% to   31.82%
   2018............................. 1.45% to 2.05%   6,687 24.66 to 18.50    160   0.00%     (2.90)% to  (3.50)%
   2017............................. 1.45% to 2.05%   7,145 25.40 to 19.17    176   0.62%      26.26% to   25.49%
   2016............................. 1.45% to 2.05%   8,656 20.12 to 15.28    168   0.00%     (3.21)% to  (3.80)%
 Franklin Mutual Shares VIP Fund --
   Class 2 Shares
   2020............................. 1.45% to 2.30% 518,822 24.70 to 14.05  9,787   2.88%     (6.42)% to  (7.23)%
   2019............................. 1.45% to 2.30% 542,401 26.40 to 15.14 11,058   1.73%      20.80% to   19.75%
   2018............................. 1.45% to 2.30% 684,419 21.85 to 12.64 11,807   2.31%    (10.39)% to (11.17)%
   2017............................. 1.45% to 2.30% 807,265 24.39 to 14.23 15,618   2.22%       6.78% to    5.86%
   2016............................. 1.45% to 2.40% 899,932 22.84 to 11.63 16,318   1.97%      14.38% to   13.28%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2020............................. 1.15% to 1.60% 285,937 15.37 to 14.30  4,181   3.60%     (2.06)% to  (2.50)%
   2019............................. 1.15% to 1.60% 333,141 15.69 to 14.66  4,987   1.96%      11.54% to   11.04%
   2018............................. 1.15% to 1.60% 401,348 14.07 to 13.20  5,399   2.92%    (16.25)% to (16.63)%
   2017............................. 0.75% to 1.60% 455,848 17.71 to 15.84  7,353   2.75%      16.14% to   15.16%
   2016............................. 1.15% to 1.60% 520,746 14.52 to 13.75  7,303   2.15%       6.25% to    5.78%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2020............................. 1.45% to 2.05%   9,754 21.08 to 12.00    186   4.05%     (2.59)% to  (3.18)%
   2019............................. 1.45% to 2.70%  39,707 21.64 to 10.53    574   1.75%      10.90% to   11.16%
   2018............................. 1.45% to 2.20%  42,632  19.52 to 8.42    561   2.63%    (16.68)% to (17.31)%
   2017............................. 1.45% to 2.20%  42,788 23.42 to 10.18    682   2.22%      15.01% to   14.13%
   2016............................. 1.45% to 2.20%  76,618 20.37 to  8.92  1,035   1.96%       5.63% to    4.82%
 Templeton Global Bond VIP Fund
   -- Class 1 Shares
   2020............................. 1.15% to 1.40% 211,197 17.88 to 17.18  3,655   8.41%     (6.17)% to  (6.40)%
   2019............................. 1.15% to 1.40% 265,427 19.06 to 18.35  4,923   7.04%       1.08% to    0.83%
   2018............................. 1.15% to 1.40% 293,263 18.86 to 18.20  5,388   0.00%       1.03% to    0.78%
   2017............................. 1.15% to 1.40% 318,265 18.66 to 18.06  5,797   0.00%       0.98% to    0.73%
   2016............................. 1.15% to 1.40% 367,813 18.48 to 17.93  6,648   0.00%       2.02% to    1.77%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2020............................. 1.45% to 2.20% 500,692 13.51 to 12.08  6,307   3.03%       4.27% to    3.47%
   2019............................. 1.45% to 2.70% 578,148 12.96 to 10.63  7,034   2.84%      13.48% to   13.42%
   2018............................. 1.45% to 2.20% 683,681 11.42 to 10.37  7,356   2.14%    (16.09)% to (16.73)%
   2017............................. 1.45% to 2.20% 889,619 13.61 to 12.45 11,558   1.61%      16.79% to   15.90%
   2016............................. 1.45% to 2.20% 794,807 11.65 to 10.74  8,798   2.09%       8.03% to    7.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2020.......................... 0.75% to 2.80% 14,188,414  9.78 to  9.69 129,769   0.25%     (0.48)% to  (2.54)%
   2019.......................... 0.75% to 2.95% 12,166,472  9.83 to  9.93 112,712   1.84%       1.09% to  (1.37)%
   2018.......................... 0.75% to 2.45% 13,748,569  9.73 to  8.71 126,903   1.46%       0.72% to  (1.02)%
   2017.......................... 0.75% to 2.55% 13,526,631  9.66 to  8.75 124,949   0.50%     (0.24)% to  (2.05)%
   2016.......................... 0.75% to 2.55% 14,233,505  9.68 to  8.93 132,976   0.04%     (0.71)% to  (2.50)%
 Goldman Sachs Large Cap
   Value Fund -- Institutional
   Shares
   2020.......................... 1.15% to 1.60%    278,468 21.37 to 20.05   5,868   1.42%       2.78% to    2.32%
   2019.......................... 1.15% to 1.60%    294,059 20.79 to 19.60   6,049   1.48%      24.48% to   23.92%
   2018.......................... 1.15% to 1.60%    331,048 16.71 to 15.82   5,486   1.22%     (9.51)% to  (9.93)%
   2017.......................... 1.15% to 1.60%    385,587 18.46 to 17.56   7,080   1.58%       8.60% to    8.11%
   2016.......................... 1.15% to 1.60%    440,569 17.00 to 16.24   7,464   2.05%      10.30% to    9.80%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2020.......................... 1.15% to 2.30%    659,144 51.59 to 22.49  30,767   0.63%       7.15% to    5.91%
   2019.......................... 1.15% to 2.30%    744,552 48.15 to 21.24  32,552   0.77%      30.02% to   28.50%
   2018.......................... 1.15% to 2.30%    882,773 37.03 to 16.53  29,982   1.26%    (11.49)% to (12.53)%
   2017.......................... 1.15% to 2.30%  1,043,479 41.84 to 18.89  39,934   0.61%       9.80% to    8.52%
   2016.......................... 1.15% to 2.30%  1,673,110 38.11 to 17.41  51,961   1.43%      12.23% to   10.93%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2020.......................... 1.45% to 2.70%    159,380 16.03 to 10.59   2,376   1.89%       6.28% to    4.93%
   2019.......................... 1.45% to 2.70%    180,641 15.08 to 10.09   2,579   2.56%       6.61% to    1.94%
   2018.......................... 1.45% to 2.20%    196,996 14.15 to 12.21   2,659   2.55%     (1.41)% to  (2.16)%
   2017.......................... 1.45% to 2.20%    248,134 14.35 to 12.48   3,406   2.52%       2.07% to    1.30%
   2016.......................... 1.45% to 2.20%    278,782 14.06 to 12.32   3,768   2.62%       0.64% to  (0.12)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2020.......................... 1.45% to 2.70%     11,919 36.16 to 10.21     229   1.63%     (1.09)% to  (2.34)%
   2019.......................... 1.45% to 2.70%     17,818 36.56 to 10.45     342   1.61%      24.92% to    9.57%
   2018.......................... 1.45% to 2.20%     20,960 29.26 to  9.31     332   0.85%    (13.12)% to (13.79)%
   2017.......................... 1.45% to 2.20%     15,289 33.68 to 10.80     295   0.91%      12.12% to   11.74%
   2016.......................... 1.45% to 2.05%      3,206 30.04 to 28.67      95   0.88%      13.04% to   12.35%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2020.......................... 1.45% to 2.70%      7,847 40.72 to 11.69     162   0.83%      12.04% to   10.62%
   2019.......................... 1.45% to 2.70%      4,539 36.34 to 10.57      93   0.41%      22.77% to   12.02%
   2018.......................... 1.45% to 2.20%      5,359 29.60 to 11.34      93   0.47%    (13.21)% to (13.88)%
   2017.......................... 1.45% to 2.20%     10,889 34.11 to 13.17     208   0.32%      13.56% to   12.70%
   2016.......................... 1.45% to 2.20%     13,229 30.04 to 11.69     231   0.02%      18.48% to   38.30%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS     UNIT VALUE     000S   RATIO (2)   TOTAL RETURN (3)
                                -------------- --------- --------------- ------- ---------- -------------------
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2020........................ 1.45% to 2.70%    34,903  37.26 to 13.27   1,146   0.83%     23.45% to   21.88%
   2019........................ 1.45% to 2.70%    48,037  30.18 to 10.88   1,351   0.86%     29.84% to   19.09%
   2018........................ 1.45% to 2.20%    58,934  23.24 to 18.16   1,297   0.72%    (7.53)% to  (8.24)%
   2017........................ 1.45% to 2.20%    47,172  25.14 to 19.79   1,129   0.88%     20.56% to   19.65%
   2016........................ 1.45% to 2.20%    59,840  20.85 to 16.54   1,196   0.95%      9.33% to    8.50%
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional
   Shares
   2020........................ 1.15% to 1.60% 1,201,550  83.27 to 34.97  67,618   2.41%     12.99% to   12.49%
   2019........................ 1.15% to 1.60% 1,372,598  73.70 to 31.09  67,981   1.89%     21.18% to   20.63%
   2018........................ 1.15% to 1.60% 1,541,152  60.82 to 25.77  63,108   2.15%    (0.48)% to  (0.94)%
   2017........................ 1.15% to 1.60% 1,754,161  61.11 to 26.01  72,839   1.59%     17.07% to   16.55%
   2016........................ 1.15% to 1.60% 2,031,781  52.20 to 22.32  71,783   2.18%      3.40% to    2.94%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2020........................ 1.45% to 2.95% 3,934,377  35.61 to 11.74 103,837   2.06%     12.38% to   10.67%
   2019........................ 1.45% to 2.95% 4,362,890  31.68 to 10.61 104,197   1.62%     20.50% to   12.94%
   2018........................ 1.45% to 2.55% 4,557,252  26.29 to 16.36  93,108   1.78%    (1.03)% to  (2.14)%
   2017........................ 1.45% to 2.55% 5,193,649  26.57 to 16.72 107,672   1.37%     16.43% to   15.13%
   2016........................ 1.45% to 2.55% 5,802,246  22.82 to 14.52 103,508   1.92%      2.82% to    1.67%
 Janus Henderson Enterprise
   Portfolio -- Institutional
   Shares
   2020........................ 1.15% to 1.60%   567,328 150.58 to 41.31  48,775   0.11%     18.10% to   17.57%
   2019........................ 1.15% to 1.60%   663,852 127.51 to 35.13  47,920   0.20%     33.93% to   33.32%
   2018........................ 1.15% to 1.60%   770,451  95.21 to 26.35  41,324   0.26%    (1.57)% to  (2.01)%
   2017........................ 1.15% to 1.60%   891,322  96.72 to 26.89  48,550   0.62%     25.96% to   25.39%
   2016........................ 1.15% to 1.60% 1,051,330  76.79 to 21.45  45,233   0.14%     11.07% to   10.57%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2020........................ 1.50% to 1.70%   239,694  21.99 to 21.09   5,743   0.04%     17.40% to   17.16%
   2019........................ 1.50% to 1.70%   285,568  18.73 to 18.00   5,787   0.05%     33.13% to   32.86%
   2018........................ 1.50% to 1.70%   320,337  14.07 to 13.55   4,945   0.13%    (2.16)% to  (2.36)%
   2017........................ 1.50% to 1.70%   354,600  14.38 to 13.88   5,538   0.53%     25.19% to   24.93%
   2016........................ 1.50% to 1.70%   387,640  11.49 to 11.11   4,824   0.02%     10.43% to   10.20%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional
   Shares
   2020........................ 0.75% to 1.60%   328,355  26.86 to 22.52   9,236   2.89%      9.65% to    8.72%
   2019........................ 0.75% to 1.60%   361,263  24.50 to 20.72   9,257   3.29%      8.75% to    7.82%
   2018........................ 0.75% to 1.60%   397,166  22.53 to 19.21   9,430   3.02%    (1.75)% to  (2.59)%
   2017........................ 0.75% to 1.60%   477,104  22.93 to 19.73  11,653   2.74%      2.84% to    1.97%
   2016........................ 0.75% to 1.60%   611,114  22.29 to 19.34  14,878   2.78%      1.70% to    0.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Forty
   Portfolio -- Institutional Shares
   2020.............................. 0.75% to 1.60%   540,957 49.38 to 51.56 44,644   0.71%      38.36% to   37.18%
   2019.............................. 0.75% to 1.60%   615,748 35.69 to 37.59 37,121   0.15%      36.13% to   34.97%
   2018.............................. 0.75% to 1.60%   712,447 26.22 to 27.85 31,632   1.16%       1.21% to    0.35%
   2017.............................. 0.75% to 1.60%   808,548 25.90 to 27.75 35,582   0.00%      29.34% to   28.24%
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64 32,376   0.00%       1.43% to    0.57%
 Janus Henderson Forty
   Portfolio -- Service Shares
   2020.............................. 1.45% to 2.70%   355,733 73.23 to 14.61 16,225   0.63%      37.02% to   35.28%
   2019.............................. 1.45% to 2.35%   401,490 53.44 to 30.54 13,296   0.02%      34.87% to   33.64%
   2018.............................. 1.45% to 2.35%   450,821 39.63 to 22.85 11,059   1.23%       0.24% to  (0.69)%
   2017.............................. 1.45% to 2.35%   526,903 39.53 to 23.01 12,868   0.00%      28.12% to   26.95%
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%       0.47% to  (0.65)%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2020.............................. 1.15% to 1.60%   806,441 75.16 to 21.38 38,570   0.82%      18.68% to   18.14%
   2019.............................. 1.15% to 1.60%   921,465 63.33 to 18.10 36,410   0.96%      27.56% to   26.98%
   2018.............................. 1.15% to 1.60% 1,123,327 49.65 to 14.25 35,421   1.11%     (7.94)% to  (8.36)%
   2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987   0.81%      25.57% to   25.01%
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%       0.89% to    0.44%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2020.............................. 1.50% to 1.70%   216,251 13.66 to 13.10  3,064   0.64%      17.97% to   17.73%
   2019.............................. 1.50% to 1.70%   245,687 11.58 to 11.13  2,943   0.86%      26.78% to   26.53%
   2018.............................. 1.50% to 1.70%   285,686  9.13 to  8.79  2,720   0.93%     (8.48)% to  (8.67)%
   2017.............................. 1.50% to 1.70%   356,238  9.98 to  9.63  3,698   0.69%      24.79% to   24.54%
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%       0.29% to    0.09%
 Janus Henderson Global
   Technology and Innovation
   Portfolio -- Service Shares
   2020.............................. 1.15% to 1.70%   465,814 28.93 to 25.25 12,498   0.00%      48.99% to   48.17%
   2019.............................. 1.15% to 1.70%   530,984 19.42 to 17.04  9,593   0.42%      43.15% to   42.36%
   2018.............................. 1.15% to 1.70%   586,687 13.56 to 11.97  7,432   1.11%     (0.26)% to  (0.82)%
   2017.............................. 1.15% to 1.70%   658,251 13.60 to 12.07  8,399   0.45%      43.25% to   42.46%
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%      12.54% to   11.92%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2020.............................. 0.75% to 1.60%   546,581 19.44 to 27.43 20,468   1.35%      15.42% to   14.44%
   2019.............................. 0.75% to 1.60%   609,299 16.84 to 23.97 19,831   1.88%      26.07% to   24.99%
   2018.............................. 0.75% to 1.60%   705,173 13.36 to 19.18 18,334   1.76%    (15.58)% to (16.31)%
   2017.............................. 0.75% to 1.60%   765,523 15.83 to 22.91 23,652   1.64%      30.14% to   29.03%
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2020.............................. 1.45% to 2.10%   133,890 35.52 to 22.06  2,298   1.22%      14.34% to   13.59%
   2019.............................. 1.45% to 2.10%   153,244 31.06 to 19.42  2,287   1.83%      24.87% to   24.05%
   2018.............................. 1.45% to 2.10%   168,333 24.87 to 15.65  2,019   1.66%    (16.37)% to (16.93)%
   2017.............................. 1.45% to 2.10%   181,510 29.75 to 18.84  2,611   1.55%      28.91% to   28.07%
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
 Janus Henderson Research
   Portfolio -- Institutional Shares
   2020.............................. 1.15% to 1.60%   851,566 92.26 to 29.32 47,480   0.54%      31.42% to   30.83%
   2019.............................. 1.15% to 1.60%   950,185 70.20 to 22.41 40,526   0.45%      33.96% to   33.36%
   2018.............................. 1.15% to 1.60% 1,128,053 52.41 to 16.81 35,820   0.54%     (3.70)% to  (4.14)%
   2017.............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863   0.39%      26.41% to   25.85%
   2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%     (0.66)% to  (1.10)%
 Janus Henderson Research
   Portfolio -- Service Shares
   2020.............................. 1.50% to 1.70%   149,158 22.06 to 21.16  3,409   0.36%      30.59% to   30.32%
   2019.............................. 1.50% to 1.70%   180,738 16.89 to 16.23  3,179   0.30%      33.20% to   32.93%
   2018.............................. 1.50% to 1.70%   209,137 12.68 to 12.21  2,751   0.35%     (4.30)% to  (4.50)%
   2017.............................. 1.50% to 1.70%   263,890 13.25 to 12.79  3,614   0.24%      25.65% to   25.39%
   2016.............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%     (1.23)% to  (1.43)%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2020.............................. 1.45% to 2.30%   147,463 42.69 to 26.80  5,984   0.58%      16.02% to   15.02%
   2019.............................. 1.45% to 2.30%   165,964 36.80 to 23.30  5,774   0.75%      22.94% to   21.88%
   2018.............................. 1.45% to 2.30%   184,804 29.93 to 19.11  5,229   0.37%     (9.90)% to (10.68)%
   2017.............................. 1.45% to 2.30%   197,561 33.22 to 21.40  6,236   0.21%      14.31% to   13.33%
   2016.............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%     (0.52)% to  (1.38)%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2020.............................. 1.15% to 1.60%   176,004 24.13 to 22.68  4,072   1.40%       6.43% to    5.95%
   2019.............................. 1.15% to 1.60%   199,679 22.67 to 21.40  4,357   1.46%      30.08% to   29.49%
   2018.............................. 1.15% to 1.60%   231,022 17.43 to 16.53  3,886   1.50%     (5.96)% to  (6.39)%
   2017.............................. 1.15% to 1.60%   278,057 18.53 to 17.66  4,991   1.46%      17.81% to   17.28%
   2016.............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%      13.67% to   13.16%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2020.............................. 1.45% to 2.95%   215,116 22.71 to 11.13  4,508   1.16%       5.94% to    4.32%
   2019.............................. 1.45% to 2.35%   380,785 21.44 to 19.08  7,827   1.27%      29.51% to   28.32%
   2018.............................. 1.45% to 2.35%   467,731 16.55 to 14.87  7,448   1.29%     (6.38)% to  (7.24)%
   2017.............................. 1.45% to 2.45%   583,700 17.68 to 15.86  9,961   1.38%      17.29% to   16.10%
   2016.............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%      13.12% to   11.98%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2020............................. 1.15% to 2.30%   662,450 42.21 to 13.44 13,836   1.38%      4.03% to    2.83%
   2019............................. 1.15% to 2.30%   723,003 40.58 to 13.07 14,896   1.72%     27.40% to   25.92%
   2018............................. 1.15% to 2.30%   770,584 31.85 to 10.38 12,735   1.46%    (9.93)% to (10.98)%
   2017............................. 1.15% to 2.30%   914,407 35.36 to 11.66 16,990   1.44%     13.52% to   12.20%
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%     11.70% to   10.41%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2020............................. 1.45% to 1.70%   184,924 39.85 to 24.61  5,012   0.43%     11.95% to   11.67%
   2019............................. 1.45% to 1.70%   205,580 35.59 to 22.04  4,995   0.48%     29.34% to   29.02%
   2018............................. 1.45% to 1.85%   253,105 27.52 to 21.56  4,767   0.44%    (7.08)% to  (7.46)%
   2017............................. 1.45% to 1.85%   296,647 29.62 to 23.30  5,957   0.55%     21.25% to   20.76%
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%      6.75% to    6.21%
 MFS(R) New Discovery Series --
   Service Class Shares
   2020............................. 1.15% to 2.30%   501,130 69.51 to 44.47 23,355   0.00%     43.91% to   42.24%
   2019............................. 1.15% to 2.30%   571,093 48.30 to 31.26 18,401   0.00%     39.65% to   38.03%
   2018............................. 1.15% to 2.30%   504,833 34.59 to 22.65 11,086   0.00%    (2.85)% to  (3.99)%
   2017............................. 1.15% to 2.30%   648,451 35.60 to 23.59 14,585   0.00%     24.88% to   23.44%
   2016............................. 1.15% to 2.30%   663,903 28.51 to 19.11 12,301   0.00%      7.55% to    6.30%
 MFS(R) Total Return Series --
   Service Class Shares
   2020............................. 1.45% to 2.95% 1,983,929 25.26 to 11.11 37,022   2.07%      7.93% to    6.29%
   2019............................. 1.45% to 2.95% 2,233,722 23.41 to 10.45 38,896   2.07%     18.38% to    9.53%
   2018............................. 1.45% to 2.55% 2,530,043 19.77 to 12.14 37,918   1.94%    (7.24)% to  (8.29)%
   2017............................. 1.45% to 2.55% 2,899,860 21.32 to 13.23 46,828   2.15%     10.41% to    9.18%
   2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180   2.71%      7.24% to    6.05%
 MFS(R) Utilities Series -- Service
   Class Shares
   2020............................. 1.45% to 2.20%   344,249 53.47 to 30.16 11,723   2.20%      4.09% to    3.30%
   2019............................. 1.45% to 2.20%   399,730 51.37 to 29.20 13,258   3.71%     22.99% to   22.06%
   2018............................. 1.45% to 2.20%   481,645 41.77 to 23.92 13,016   0.84%    (0.66)% to  (1.42)%
   2017............................. 1.45% to 2.20%   564,347 42.04 to 24.27 15,293   3.90%     12.84% to   11.98%
   2016............................. 1.45% to 2.20%   700,916 37.26 to 21.67 16,772   3.44%      9.63% to    8.80%
MFS(R) Variable Insurance Trust II
 MFS(R) Income Portfolio -- Service
   Class Shares
   2020............................. 1.45% to 1.45%     2,021 12.62 to 12.62     26   3.51%      7.53% to    7.53%
   2019............................. 1.45% to 1.45%     2,008 11.74 to 11.74     24   3.50%      9.68% to    9.68%
   2018............................. 1.45% to 1.45%     2,405 10.70 to 10.70     26   3.81%    (3.53)% to  (3.53)%
   2017............................. 1.45% to 1.45%     2,592 11.09 to 11.09     29   4.37%      4.35% to    4.35%
   2016............................. 1.45% to 1.45%     3,021 10.63 to 10.63     32   2.96%      6.44% to    6.44%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2020............................. 1.45% to 2.30%   325,718 21.03 to 20.01  6,820   0.22%     20.43% to   19.39%
   2019............................. 1.45% to 2.70%   389,578 17.47 to 10.95  6,772   0.34%     37.56% to   20.63%
   2018............................. 1.45% to 2.30%   471,532 12.70 to 12.29  5,961   0.32%    (0.89)% to  (1.75)%
   2017............................. 1.45% to 2.30%   649,434 12.81 to 12.51  8,292   0.42%     26.25% to   25.16%
   2016............................. 1.45% to 2.30%   728,673 10.15 to  9.99  7,379   0.38%      4.31% to    3.41%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2020............................. 1.45% to 1.95%   268,189 17.03 to 15.72  4,417   4.87%      6.34% to    5.80%
   2019............................. 1.45% to 1.95%   330,321 16.01 to 14.86  5,118   2.69%     10.12% to    9.56%
   2018............................. 1.45% to 1.95%   418,106 14.54 to 13.56  5,902   3.00%    (6.83)% to  (7.30)%
   2017............................. 1.45% to 1.95%   475,796 15.61 to 14.63  7,232   4.31%     11.74% to   11.17%
   2016............................. 1.45% to 2.20%   549,188 13.97 to 12.78  7,488   2.29%     11.27% to   10.43%
 High Yield Portfolio --
   Administrative Class Shares
   2020............................. 1.45% to 2.95% 1,453,818 24.09 to 10.50 31,530   4.87%      4.21% to    2.62%
   2019............................. 1.45% to 2.95% 2,320,582 23.11 to 10.23 46,334   4.92%     13.06% to    4.79%
   2018............................. 1.45% to 2.55% 2,234,519 20.44 to 13.46 40,479   5.09%    (4.07)% to  (5.14)%
   2017............................. 1.45% to 2.55% 2,282,326 21.31 to 14.19 43,833   4.87%      5.07% to    3.90%
   2016............................. 1.45% to 2.55% 2,587,388 20.28 to 13.66 48,057   5.25%     10.82% to    9.59%
 International Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2020............................. 1.50% to 1.70%    76,842 22.01 to 21.12  1,669   6.10%      3.97% to    3.76%
   2019............................. 1.50% to 1.70%    88,578 21.17 to 20.35  1,851   1.77%      5.40% to    5.19%
   2018............................. 1.50% to 1.70%   109,339 20.09 to 19.35  2,166   1.31%      0.58% to    0.38%
   2017............................. 1.50% to 1.70%   117,382 19.97 to 19.27  2,313   4.03%      1.23% to    1.02%
   2016............................. 1.50% to 1.70%   160,909 19.73 to 19.08  3,124   1.41%      4.88% to    4.67%
 Long(Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2020............................. 1.45% to 2.95% 2,221,564 24.86 to 11.56 51,242   1.67%     15.69% to   13.93%
   2019............................. 1.45% to 2.95% 1,859,226 21.49 to 10.14 38,539   2.05%     11.68% to    2.96%
   2018............................. 1.45% to 2.55% 1,818,776 19.24 to 15.17 34,646   2.40%    (3.80)% to  (4.88)%
   2017............................. 1.45% to 2.55% 1,706,498 20.00 to 15.95 34,651   2.17%      7.38% to    6.18%
   2016............................. 1.45% to 2.55% 1,922,497 18.63 to 15.02 36,780   1.89%    (0.78)% to  (1.89)%
 Low Duration Portfolio --
   Administrative Class Shares
   2020............................. 1.45% to 2.95% 7,376,295 12.71 to  9.99 86,838   1.04%      1.50% to  (0.05)%
   2019............................. 1.45% to 2.95% 3,574,136 12.53 to  9.99 41,893   2.77%      2.52% to  (0.13)%
   2018............................. 1.45% to 2.55% 3,842,840 12.22 to 10.36 44,146   1.93%    (1.12)% to  (2.23)%
   2017............................. 1.45% to 2.55% 3,735,829 12.36 to 10.59 43,446   1.34%    (0.12)% to  (1.23)%
   2016............................. 1.45% to 2.55% 3,835,039 12.37 to 10.73 44,857   1.51%    (0.06)% to  (1.17)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                             NET    INVESTMENT
                                      % OF AVERAGE                            ASSETS    INCOME
                                     NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                     -------------- ---------- -------------- ------- ---------- -------------------
 Total Return Portfolio --
   Administrative Class Shares
   2020............................. 1.15% to 2.95%  7,899,166 19.16 to 10.63 141,984   2.14%      7.40% to    5.44%
   2019............................. 1.15% to 2.95%  9,370,259 17.84 to 10.08 156,073   3.01%      7.11% to    1.71%
   2018............................. 1.15% to 2.55% 10,578,875 16.66 to 12.77 165,306   2.52%    (1.68)% to  (3.08)%
   2017............................. 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063   2.02%      3.71% to    2.25%
   2016............................. 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%      1.50% to    0.07%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2020............................. 1.45% to 1.85%    249,291 79.57 to 56.84   7,046   0.29%     42.86% to   42.28%
   2019............................. 1.45% to 1.85%    267,428 55.70 to 39.95   5,361   0.13%     34.88% to   34.33%
   2018............................. 1.45% to 1.85%    269,561 41.30 to 29.74   4,093   0.00%    (3.24)% to  (3.64)%
   2017............................. 1.45% to 1.85%    341,457 42.68 to 30.86   5,427   0.00%     29.23% to   28.70%
   2016............................. 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%      4.45% to    4.03%
State Street Variable Insurance
  Series Funds, Inc.
 Income V.I.S. Fund --
   Class 1 Shares
   2020............................. 0.75% to 2.30%    918,881 20.14 to 12.13  14,901   2.43%      6.22% to    4.57%
   2019............................. 0.75% to 2.30%    955,145 18.96 to 11.60  14,603   0.19%      7.81% to    6.12%
   2018............................. 0.75% to 2.30%  1,101,994 17.59 to 10.93  15,782   2.12%    (2.17)% to  (3.70)%
   2017............................. 0.75% to 2.30%  1,252,511 17.98 to 11.35  18,445   1.97%      2.47% to    0.88%
   2016............................. 0.75% to 2.30%  1,513,016 17.54 to 11.25  22,059   1.74%      2.21% to    0.62%
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2020............................. 1.15% to 2.10%    800,152 44.80 to 37.84  32,006   0.03%     32.08% to   30.81%
   2019............................. 0.75% to 2.10%    961,517 32.25 to 28.92  29,439   0.00%     36.30% to   34.45%
   2018............................. 0.75% to 2.10%  1,101,406 23.66 to 21.51  24,920   0.13%    (3.39)% to  (4.72)%
   2017............................. 0.75% to 2.10%  1,281,157 24.49 to 22.58  30,374   0.31%     27.38% to   25.66%
   2016............................. 0.75% to 2.10%  1,481,093 19.23 to 17.97  27,772   0.49%      1.70% to    0.32%
 Real Estate Securities V.I.S. Fund
   -- Class 1 Shares
   2020............................. 0.75% to 2.95%  1,079,009 60.80 to  9.41  37,528   0.51%    (5.94)% to  (8.03)%
   2019............................. 0.75% to 2.95%  1,117,908 64.65 to 10.23  44,195   1.34%     25.20% to    4.81%
   2018............................. 0.75% to 2.55%  1,283,920 51.63 to 13.38  40,405   2.42%    (6.42)% to  (8.13)%
   2017............................. 0.75% to 2.55%  1,424,736 55.18 to 14.57  49,404   1.54%      5.05% to    3.15%
   2016............................. 0.75% to 2.55%  1,730,701 52.52 to 14.12  58,910   2.31%      7.19% to    5.26%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2020............................. 0.75% to 2.70%  3,543,023 31.16 to 12.39 145,954   1.74%     17.04% to   14.74%
   2019............................. 0.75% to 2.30%  4,407,259 26.62 to 24.94 151,071   1.32%     30.06% to   28.03%
   2018............................. 0.75% to 2.30%  4,870,590 20.47 to 19.48 130,223   1.64%    (5.45)% to  (6.93)%
   2017............................. 0.75% to 2.30%  5,498,219 21.65 to 20.93 158,837   1.76%     20.60% to   18.72%
   2016............................. 0.75% to 2.30%  6,092,527 17.95 to 17.63 147,455   1.87%     10.78% to    9.05%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Small(Cap Equity V.I.S. Fund
   -- Class 1 Shares
   2020.......................... 1.15% to 2.30%    681,934 47.08 to 25.84  29,159   0.00%      13.21% to   11.90%
   2019.......................... 1.15% to 2.30%    749,847 41.59 to 23.09  28,349   0.00%      24.67% to   23.22%
   2018.......................... 1.15% to 2.30%    859,762 33.36 to 18.74  26,186   0.00%    (10.74)% to (11.79)%
   2017.......................... 1.15% to 2.30%  1,018,621 37.37 to 21.24  34,982   0.00%      11.42% to   10.12%
   2016.......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29  36,669   0.00%      22.34% to   20.93%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2020.......................... 0.75% to 2.95% 36,271,022 23.08 to 10.58 730,164   1.92%       5.65% to    3.30%
   2019.......................... 0.75% to 2.95% 39,064,565 21.84 to 10.24 751,079   2.30%      14.94% to    5.06%
   2018.......................... 0.75% to 2.30% 42,795,149 19.00 to 13.74 721,183   2.16%     (7.05)% to  (8.51)%
   2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02 841,510   2.01%      14.71% to   12.93%
   2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30 782,552   1.87%       5.55% to    3.91%
 Total Return V.I.S. Fund --
   Class 3 Shares
   2020.......................... 1.45% to 2.95% 29,261,248 16.28 to 10.54 416,050   1.61%       4.60% to    3.01%
   2019.......................... 1.45% to 2.95% 33,412,583 15.57 to 10.23 457,614   1.98%      13.89% to    4.80%
   2018.......................... 1.45% to 2.55% 38,387,797 13.67 to 10.79 467,141   1.79%     (7.97)% to  (9.00)%
   2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662   1.63%      13.60% to   12.33%
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%       4.55% to    3.38%
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2020.......................... 0.75% to 1.95%    712,379 34.16 to 30.93  22,655   0.52%      21.72% to   20.25%
   2019.......................... 0.75% to 1.85%    811,378 28.06 to 25.86  21,421   0.64%      30.78% to   29.33%
   2018.......................... 0.75% to 1.85%    961,239 21.46 to 19.99  19,507   0.80%     (4.13)% to  (5.19)%
   2017.......................... 0.75% to 1.85%  1,122,669 22.38 to 21.09  23,908   0.75%      19.02% to   17.70%
   2016.......................... 0.75% to 1.85%  1,264,220 18.80 to 17.92  22,936   1.13%       8.49% to    7.29%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2020.......................... 1.15% to 1.60%    670,853 86.13 to 35.81  37,760   0.18%      65.11% to   64.37%
   2019.......................... 1.15% to 1.60%    761,308 52.17 to 21.79  25,695   0.00%      25.97% to   25.40%
   2018.......................... 1.15% to 1.60%    948,595 41.41 to 17.38  24,702   0.00%       1.02% to    0.57%
   2017.......................... 1.15% to 1.60%  1,088,395 40.99 to 17.28  28,030   0.00%      26.99% to   26.42%
   2016.......................... 1.15% to 1.60%  1,231,571 32.28 to 13.67  25,240   0.00%     (1.97)% to  (2.41)%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2020.......................... 1.15% to 1.60%    504,148 57.85 to 41.87  25,158   1.04%      65.23% to   64.49%
   2019.......................... 1.15% to 1.60%    597,545 35.01 to 25.45  18,057   0.00%      27.85% to   27.27%
   2018.......................... 1.15% to 1.60%    721,107 27.39 to 20.00  17,042   0.00%       0.26% to  (0.19)%
   2017.......................... 1.15% to 1.60%    846,955 27.31 to 20.04  20,024   0.00%      27.26% to   26.68%
   2016.......................... 1.15% to 1.60%  1,003,019 21.46 to 15.82  18,672   0.00%       5.02% to    4.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2020............................ 1.45% to 2.70%   111,746 55.20 to 13.56  5,748   0.00%      28.52% to   26.89%
   2019............................ 1.45% to 2.30%   134,065 42.95 to 24.21  5,309   0.00%      26.54% to   25.45%
   2018............................ 1.45% to 2.30%   158,163 33.94 to 19.30  4,894   0.00%     (7.10)% to  (7.90)%
   2017............................ 1.45% to 2.30%   184,615 36.54 to 20.95  6,143   0.00%      27.87% to   26.77%
   2016............................ 1.45% to 2.30%   213,849 28.57 to 16.53  5,491   0.00%     (0.23)% to  (1.09)%
 Jennison Portfolio --
   Class II Shares
   2020............................ 1.45% to 2.30%   146,330 69.98 to 45.08  9,860   0.00%      53.32% to   52.00%
   2019............................ 1.45% to 2.30%   130,384 45.65 to 29.66  5,678   0.00%      30.90% to   29.77%
   2018............................ 1.45% to 2.30%   146,007 34.87 to 22.85  4,864   0.00%     (2.62)% to  (3.47)%
   2017............................ 1.45% to 2.30%   163,659 35.81 to 23.67  5,576   0.00%      34.16% to   33.01%
   2016............................ 1.45% to 2.30%   168,178 26.69 to 17.80  4,273   0.00%     (2.72)% to  (3.55)%
 Natural Resources Portfolio --
   Class II Shares
   2020............................ 1.45% to 2.95% 2,971,820 13.83 to 10.53 20,161   0.00%      10.20% to    8.52%
   2019............................ 1.45% to 2.95% 5,525,658 12.55 to  9.71 33,708   0.00%       8.66% to  (5.94)%
   2018............................ 1.45% to 2.55% 5,833,693 11.55 to  5.08 32,878   0.00%    (19.61)% to (20.51)%
   2017............................ 1.45% to 2.55% 4,833,745 14.37 to  6.39 34,397   0.00%     (1.97)% to  (3.06)%
   2016............................ 1.45% to 2.55% 3,243,289 14.66 to  6.59 24,862   0.00%      23.02% to   21.65%
 SP Prudential U.S. Emerging
   Growth Portfolio --
   Class II Shares
   2020............................ 1.55% to 1.55%       617 46.23 to 46.23     29   0.00%      44.63% to   44.63%
   2019............................ 1.55% to 1.55%       618 31.96 to 31.96     20   0.00%      35.04% to   35.04%
   2018............................ 1.55% to 1.55%       653 23.67 to 23.67     15   0.00%     (9.60)% to  (9.60)%
   2017............................ 1.55% to 1.55%       671 26.18 to 26.18     18   0.00%      20.06% to   20.06%
   2016............................ 1.55% to 1.55%       686 21.81 to 21.81     15   0.00%       2.21% to    2.21%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2020............................ 1.45% to 1.95%    82,022 48.56 to 46.04  3,956   0.00%      41.11% to   40.40%
   2019............................ 1.45% to 1.95%   243,390 34.41 to 32.80  8,325   0.00%      35.06% to   34.37%
   2018............................ 1.45% to 1.95%   272,196 25.48 to 24.41  6,896   0.00%     (1.19)% to  (1.69)%
   2017............................ 1.45% to 1.95%   312,906 25.79 to 24.83  8,030   0.01%      32.65% to   31.98%
   2016............................ 1.45% to 1.95%   121,717 19.44 to 18.81  2,358   0.00%     (0.94)% to  (1.44)%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2020

   any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                        Statutory Financial Statements

                 Years Ended December 31, 2020, 2019 and 2018

                  (With Independent Auditors' Report Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    Index to Statutory Financial Statements


                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Statutory Statements of Admitted Assets, Liabilities and Capital and
  Surplus.................................................................. F-3

Statutory Statements of Summary of Operations.............................. F-5

Statutory Statements of Changes in Capital and Surplus..................... F-6

Statutory Statements of Cash Flow.......................................... F-7

Notes to Statutory Financial Statements.................................... F-9

                         Independent Auditors' Report

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying financial statements of Genworth Life and Annuity Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.

Management's Responsibility for the Financial Statements

   Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

   Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

   An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

   We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

   As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

   The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

   In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

   In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

Emphasis of Matter

   As discussed in Note 1 to the statutory financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinion is not modified with respect to this matter.

/s/ KPMG LLP

Richmond, Virginia
April 22, 2021

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                          December 31, 2020 and 2019
            (Dollar amounts in millions, except per share amounts)

                                2020      2019
                              --------- ---------
    Admitted Assets
Cash and invested assets:
   Bonds..................... $11,457.0 $11,455.4
   Preferred stocks --
     nonaffiliates...........      21.3      39.0
   Common stocks --
     affiliates..............     218.3     413.0
   Common stocks --
     nonaffiliates...........      32.1      23.0
   Mortgage loans............   1,717.3   1,812.3
   Real estate...............      13.1      12.5
   Contract loans............     474.4     494.7
   Cash, cash
     equivalents and
     short-term
     investments.............     242.9     227.9
   Other invested assets.....      69.8      71.8
   Receivable for
     securities..............      10.5       3.2
   Derivative assets.........      63.5      80.7
   Securities lending
     reinvested
     collateral..............      26.0      17.7
                              --------- ---------
       Total cash and
         invested assets.....  14,346.2  14,651.2

Amounts recoverable from
  reinsurers and funds
  held.......................     458.1     465.5
Deferred tax asset...........     111.0     127.9
Guaranty funds receivable....       7.4       7.6
Premiums and accounts
  receivable.................     399.3     479.4
Investment income due
  and accrued................     132.3     133.7
Other assets.................      12.3      18.0
Separate account assets......   5,669.8   5,691.8
                              --------- ---------
       Total admitted
         assets.............. $21,136.4 $21,575.1
                              ========= =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus --
                                   Continued
                          December 31, 2020 and 2019
            (Dollar amounts in millions, except per share amounts)

                                 2020       2019
                              ---------  ---------
Liabilities and Capital
      and Surplus
Liabilities
   Aggregate reserves --
     life.................... $ 7,074.6  $ 6,901.9
   Aggregate reserves --
     annuity contracts.......   4,080.8    4,464.7
   Aggregate reserves --
     accident and health
     policies................       0.8        1.0
   Liability for
     deposit-type
     contracts...............     756.0      705.8
   Liability for policy
     and contract claims.....     113.9       84.0
   Policyholders
     dividends...............       0.3        0.3
   Premiums and annuity
     considerations
     received in advance.....       5.8        6.5
   Other amounts payable
     on reinsurance..........     185.9      145.0
   Interest maintenance
     reserve.................      36.5       34.0
   Commissions payable.......       0.1        0.2
   General expenses due
     or accrued..............       2.0        1.2
   Transfers to separate
     accounts due or
     accrued.................      (6.1)     (13.6)
   Taxes, licenses, and
     fees due or accrued.....       7.7       10.6
   Current Federal
     income tax payable......      38.2       47.8
   Unearned investment
     income..................       6.0        6.9
   Amounts withheld or
     retained by company
     as agent or trustee.....      14.8       11.5
   Remittances and items
     not allocated...........      22.4       21.5
   Asset valuation
     reserve.................     109.6      112.8
   Payable to parent,
     subsidiaries and
     affiliates..............      10.6        7.3
   Funds held under
     coinsurance and
     treaties with
     unauthorized
     reinsurers..............   1,974.2    1,915.4
   Reinsurance in
     unauthorized
     companies...............       0.5         --
   Payable for
     securities lending......      26.0       17.7
   Payable for securities....       4.9       16.4
   Derivative liabilities....       0.8        0.1
   Payable for
     collateral received
     from derivatives
     counterparties..........       8.5       15.8
   Separate account
     liabilities.............   5,669.8    5,691.8
                              ---------  ---------
       Total liabilities.....  20,144.6   20,206.6
                              ---------  ---------
Capital and surplus:
   Common stock, Class A
     ($1,000 par value.
     50,000 shares
     authorized; 25,651
     shares issued and
     outstanding)............      25.6       25.6
   Paid in surplus...........   1,456.7    1,456.7
   Unassigned deficit........    (490.5)    (113.8)
                              ---------  ---------
       Total capital and
         surplus.............     991.8    1,368.5
                              ---------  ---------
       Total liabilities
         and capital and
         surplus............. $21,136.4  $21,575.1
                              =========  =========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Statutory Statements of Summary of Operations
                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                    2020      2019      2018
                                  --------  --------  --------
Revenues:
   Premiums and annuity
     considerations.............. $  175.2  $ (901.0) $    6.4
   Considerations for
     supplementary
     contracts with life
     contingencies...............     22.2      13.9      17.1
   Net investment income.........    668.7     670.2     639.8
   Amortization of
     interest
     maintenance reserve.........      1.0        --        --
   Commissions and
     expense allowances
     on reinsurance ceded........    123.2   1,404.4     274.2
   Reserve adjustments
     on reinsurance ceded........    (83.9)   (488.1)    (11.4)
   Income from fees
     associated with
     investment
     management,
     administration, and
     contract guarantees
     from separate
     accounts....................     97.3     105.2     116.2
   Other income..................     16.9      25.7      29.2
                                  --------  --------  --------
       Total revenues............  1,020.6     830.3   1,071.5
                                  --------  --------  --------
Benefits:
   Death benefits................    368.4     323.1     400.2
   Matured endowments............      1.9       1.5       3.0
   Annuity benefits..............    367.3     385.0     402.5
   Disability benefits
     and benefits under
     accident and health
     policies....................      4.5       4.3       3.9
   Surrender benefits
     and other fund
     withdrawals.................    826.1     612.8     701.7
   Payments on
     supplementary
     contracts with life
     contingencies...............     15.2      14.1      13.4
   Interest and
     adjustments on
     contracts or
     deposit-type
     contract funds..............     24.7      26.2      25.4
   Decrease in aggregate
     reserves -- life,
     annuity and
     accident and health.........   (344.1)   (633.3)    (46.3)
                                  --------  --------  --------
       Total benefits............  1,264.0     733.7   1,503.8
                                  --------  --------  --------
Expenses:
   Commissions...................    107.3     115.5     124.5
   General insurance
     expenses....................    131.3     133.3     137.4
   Insurance taxes,
     licenses, and fees,
     excluding Federal
     income taxes................     22.6      29.0      25.4
   Net transfer from
     separate accounts...........   (410.9)   (470.8)   (565.6)
   Other expenses................    131.6      63.9      57.1
                                  --------  --------  --------
       Total expenses............    (18.1)   (129.1)   (221.2)
                                  --------  --------  --------
       Total benefits
         and expenses............  1,245.9     604.6   1,282.6
                                  --------  --------  --------
          Income (loss)
            before
            Federal
            income taxes
            and realized
            capital
            gains
            (losses), net........   (225.3)    225.7    (211.1)
Federal income taxes.............    (37.6)     38.5     (18.8)
                                  --------  --------  --------
          Income (loss)
            before
            realized
            capital
            gains
            (losses).............   (187.7)    187.2    (192.3)
Realized capital gains
  (losses), net..................      5.6      (1.4)    (17.2)
                                  --------  --------  --------
          Net income
            (loss)............... $ (182.1) $  185.8  $ (209.5)
                                  ========  ========  ========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

            Statutory Statements of Changes in Capital and Surplus
                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                          Common stock
                          -------------
                                        Paid in  Unassigned
                          Amount Shares surplus   deficit     Total
                          ------ ------ -------- ---------- --------
Balances as of
  December 31, 2017...... $25.6  25,651 $1,456.7  $(193.5)  $1,288.8
   Net loss..............    --      --       --   (209.5)    (209.5)
   Change in net
     unrealized capital
     gains and losses....    --      --       --   (138.7)    (138.7)
   Change in net
     unrealized foreign
     exchange capital
     gains and losses....    --      --       --     (0.5)      (0.5)
   Change in net
     deferred income
     taxes...............    --      --       --     34.0       34.0
   Change in nonadmitted
     assets..............    --      --       --     13.1       13.1
   Change in asset
     valuation reserve...    --      --       --     23.7       23.7
   Change in surplus as
     a result of
     reinsurance.........    --      --       --     39.8       39.8
   Special tax
     allocation
     agreement with
     Genworth............    --      --       --    103.2      103.2
Balances as of
  December 31, 2018......  25.6  25,651  1,456.7   (328.4)   1,153.9
                          -----  ------ --------  -------   --------
   Net income............    --      --       --    185.8      185.8
   Change in net
     unrealized capital
     gains and losses....    --      --       --    202.4      202.4
   Change in net
     unrealized foreign
     exchange capital
     gains and losses....    --      --       --      0.8        0.8
   Change in net
     deferred income
     taxes...............    --      --       --     14.3       14.3
   Change in nonadmitted
     assets..............    --      --       --    (44.5)     (44.5)
   Change in asset
     valuation reserve...    --      --       --    (37.6)     (37.6)
   Change in surplus as
     a result of
     reinsurance.........    --      --       --   (113.0)    (113.0)
   Special tax
     allocation
     agreement with
     Genworth............    --      --       --     (7.8)      (7.8)
   Prior period
     correction - ceded
     premiums on term
     conversion policies
     (see Note 1(w)).....    --      --       --     14.2       14.2
                          -----  ------ --------  -------   --------
Balances as of
  December 31, 2019......  25.6  25,651  1,456.7   (113.8)   1,368.5
   Net loss..............    --      --       --   (182.1)    (182.1)
   Change in net
     unrealized capital
     gains and losses....    --      --       --    (35.3)     (35.3)
   Change in net
     unrealized foreign
     exchange capital
     gains and losses....    --      --       --      0.6        0.6
   Change in net
     deferred income
     taxes...............    --      --       --     42.7       42.7
   Change in nonadmitted
     assets..............    --      --       --    (75.6)     (75.6)
   Change in liability
     for reinsurance in
     unauthorized
     companies...........    --      --       --     (0.5)      (0.5)
   Change in reserve on
     account of change
     in valuation basis..    --      --       --    (96.0)     (96.0)
   Change in asset
     valuation reserve...    --      --       --      3.2        3.2
   Change in surplus as
     a result of
     reinsurance.........    --      --       --    (29.4)     (29.4)
   Special tax
     allocation
     agreement with
     Genworth............    --      --       --     (4.3)      (4.3)
   Prior period
     correction -
     Investment in
     Jamestown (see Note
     1(v))...............    --      --       --     29.0       29.0
   Prior period
     correction -
     Jamestown ceded
     reserves
     coinsurance quota
     share, net of
     deferred tax of $
     7.7 (see Note 1(v)).    --      --       --    (29.0)     (29.0)
                          -----  ------ --------  -------   --------
Balances as of
  December 31, 2020...... $25.6  25,651 $1,456.7  $(490.5)  $  991.8
                          =====  ====== ========  =======   ========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Statutory Statements of Cash Flow
                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                            2020      2019      2018
                                          --------  --------  --------
Cash flow from
  operations:
   Premiums collected
     net of reinsurance.................. $  209.7  $  318.0  $   30.6
   Net investment income.................    645.3     645.8     619.0
   Miscellaneous income..................    124.0     129.4     448.2
                                          --------  --------  --------
          Total cash
            provided
            from revenues................    979.0   1,093.2   1,097.8
                                          --------  --------  --------
   Benefit and loss
     related payments....................  1,417.0   1,248.5   1,445.1
   Net transfers from
     separate,
     segregated
     accounts, and
     protected cell
     accounts............................   (418.3)   (471.4)   (586.3)
   Commissions, expenses
     paid, and aggregate
     write-ins for
     deductions..........................    258.4     272.3     283.3
   Federal income taxes
     paid, net of
     capital gains
     (losses)............................    (19.0)    (29.2)      6.3
                                          --------  --------  --------
          Total cash
            applied to
            benefits and
            general and
            other
            expenses.....................  1,238.1   1,020.2   1,148.4
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                operations...............   (259.1)     73.0     (50.6)
                                          --------  --------  --------
Cash flow from
  investments:
   Proceeds from
     investments sold,
     matured, or repaid:
       Bonds.............................  1,162.6   1,068.3   1,614.4
       Stocks............................     37.1      30.8       0.6
       Mortgage loans....................    193.9     146.2     210.9
       Real estate.......................       --        --       0.2
       Other invested
         assets..........................      0.7      13.4       7.7
       Miscellaneous
         proceeds........................     21.2      23.4      49.9
                                          --------  --------  --------
          Total
            investment
            proceeds.....................  1,415.5   1,282.1   1,883.7
                                          --------  --------  --------
   Cost of investments
     acquired:
       Bonds.............................    960.1   1,085.4   1,663.3
       Stocks............................     11.8      46.7       8.5
       Mortgage loans....................     98.9      91.4     302.9
       Real estate.......................      1.2       0.9       1.9
       Other invested
         assets..........................       --       0.5       0.1
       Miscellaneous
         applications....................     27.1      56.1       2.5
                                          --------  --------  --------
          Total
            investments
            acquired.....................  1,099.1   1,281.0   1,979.2
   Net decrease in
     contract loans and
     premium notes.......................    (22.3)    (13.2)    (15.9)
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                investments..............    338.7      14.3     (79.6)
                                          --------  --------  --------
Cash flow from financing
  and miscellaneous
  sources:
   Cash provided
     (applied):
       Net deposits on
         deposit-type
         contracts and
         other insurance
         liabilities.....................    (63.8)   (195.7)      0.2
       Other cash
         provided
         (applied).......................     (0.8)     29.1      77.2
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                financing
                and
                miscellaneous
                sources..................    (64.6)   (166.6)     77.4
                                          --------  --------  --------
Net change in cash, cash
  equivalents and
  short-term investments.................     15.0     (79.3)    (52.8)
Cash, cash equivalents
  and short-term
  investments:
   Beginning of year.....................    227.9     307.2     360.0
                                          --------  --------  --------
   End of year........................... $  242.9  $  227.9  $  307.2
                                          ========  ========  ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                             2020      2019      2018
                           -------  ---------  -------
Supplemental information:
   Interest
     capitalization --
     net investment
     income............... $ (10.4) $   (11.3) $ (14.3)
   Interest
     capitalization --
     bond purchases.......   (10.4)     (11.3)   (14.3)
   Securities exchanged
     -- bond proceeds.....  (150.4)    (198.1)  (143.2)
   Securities exchanged
     -- bond purchases....  (150.4)    (198.1)  (143.2)
   Tax sharing agreement
     transfer of taxes
     payable -- taxes
     paid.................    (3.7)      (0.7)    (3.9)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     proceeds.............   (19.8)     (73.7)  (231.0)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     purchases............   (19.2)     (65.2)  (330.3)
   Tax sharing agreement
     transfer of taxes
     payable -- special
     tax allocation
     agreement............     4.3        7.8   (103.2)
   Transfer of
     securities from
     affiliate as return
     of capital -- stock
     proceeds.............  (182.1)        --       --
   Transfer of
     securities from
     affiliate as return
     of capital -- bond
     purchases............  (179.8)        --       --
   Transfer of
     securities from
     affiliate as return
     of capital -- other
     invested asset
     purchases............    (0.6)        --       --
   Transfer of
     securities from
     affiliate as return
     of capital -- net
     investment income....    (1.7)        --       --
   Reinsurance treaties
     -- premiums..........      --    1,192.5       --
   Reinsurance treaties
     -- commissions ceded.      --   (1,196.2)      --
   Reinsurance treaties
     -- benefits..........      --      391.4       --
   Reinsurance treaties
     -- bond purchases....      --      (82.9)      --
   Reinsurance treaties
     -- funds withheld
     adjustment...........      --     (470.6)      --
   Rivermont account
     value adjustment --
     benefits and loss
     related payments.....      --         --    (27.5)
   Rivermont account
     value adjustment --
     stock purchases......      --         --    (27.5)



           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    Notes to Statutory Financial Statements
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

(1)Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

  (a) Corporate Structure

   Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company ("GLIC"), which is wholly-owned by Genworth North America Corporation ("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc. ("Genworth").

   The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2020:

                                                                  2020
                                                                 -----
         Jamestown Life Insurance Company ("JLIC").............. 100.0%
         River Lake Insurance Company VI ("RLIC VI")............ 100.0
         River Lake Insurance Company VII ("RLIC VII").......... 100.0
         River Lake Insurance Company VIII ("RLIC VIII")........ 100.0
         River Lake Insurance Company X ("RLIC X").............. 100.0
         GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0
         Newco Properties, Inc. ("Newco")....................... 100.0
         Assigned Settlement Inc. ("ASI")....................... 100.0
         Genworth Life Insurance Company of New York ("GLICNY").  34.5

   As of December 31, 2020, GNWLAAC RE and ASI were unaudited and fully nonadmitted.

   The Company's direct subsidiaries previously included Rivermont Life Insurance Company I ("Rivermont") and River Lake Insurance Company IX ("RLIC IX"). Rivermont was dissolved on March 12, 2020. RLIC IX was dissolved on April 9, 2020.

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it had exercised its right to terminate the Merger Agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

  (b) Nature of Business

   The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits.

   The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

  (c) COVID-19

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in the Company from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in the Company's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in the Company's variable annuity products. The Company observed minimal impacts from COVID-19 in its fixed annuity products.

   The Company continues to provide customer service to its policyholders during this uncertain time and is available to address questions or concerns regarding their policies. The Company is continually assessing its operational processes and monitoring potential impacts to mortality due to COVID-19.

   The Company has complied with guidance issued by certain insurance regulators, such as mandates that policies cannot be lapsed or cancelled if premiums are not paid or require the Company to provide extensions of grace periods during the COVID-19 pandemic. Although most of these mandates have been lifted, the Company continues to monitor developments related to COVID-19 such as state directives that are issued during this time and will comply with any new guidance issued by its state insurance regulators. The Company has also contacted its reinsurance counterparties to inform them of the actions it has taken in response to state bulletins on extension of grace periods as well as offering flexibility to its policyholders who are on claim.

   The Company has not experienced a significant impact on its premiums while there have been premium deferrals/grace period mandates in place in certain states. In 2016, the Company suspended sales of its traditional life insurance and fixed annuity products. The Company's variable annuity and variable life insurance products have not been actively sold since 2011. The Company continues to service its existing blocks of business.

   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the pandemic and shape of the economic recovery. The Company continues to monitor pandemic developments and the potential financial impacts on its business.

  (d) Basis of Presentation

   The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the "Virginia Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The Virginia Bureau approved a permitted practice for the 2020 statutory financial statements of the Company whereby the Company is exempt from the requirements of principle-based reserves ("PBR") as prescribed in the NAIC Valuation Manual-20: Requirements for Principle-Based Reserves for Life Products ("VM-20"). The permitted practice is limited to ordinary life insurance business issued in 2020 on revised contracts where existing policyholders exercised their contract options which were purchased prior to the enactment of PBR requirements. In 2016, the Company suspended sales of it traditional life insurance products. This permitted practice had a de minimis impact on the Company's net loss and capital and surplus in 2020. Without the permitted practice, the Company's risk-based capital ("RBC") would not have triggered a regulatory action. In addition, certain of the Company's subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b).

   The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (e) Differences Between SAP and U.S. GAAP

   The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

  . Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks are carried at fair value with changes recorded in accumulated other comprehensive income (loss) and net investment gains (losses), respectively.

  . The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses.

  . The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

  . Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss).

  . Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons.

  . Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  . Interest maintenance reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

  . Asset valuation reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

  . Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

  . Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

  . Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period.

  . Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits.

  . Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

  . Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

  . Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits.

  . Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss.

  . Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

  . Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

     assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

  . The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations.

  . SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

  (f) Recognition of Revenue and Related Expenses

   Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

  (g) Investments

   Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates.

   Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated ("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

   Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value.

   Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents.

   The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value.

   For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

   In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   Investments in real estate are stated at depreciated cost. As of December 31, 2020 and 2019, the Company's investment in real estate consisted of properties occupied by the Company of $13.1 and $12.5, respectively. On October 16, 2018, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $0.2. As a result of the sale, the Company recorded a de minimis gain.

   Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates.

   Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

   GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer.

   Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

   Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

   The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in short-term investments which are carried at amortized cost.

   Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

(h) Fair Value Measurements

   The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1.

   The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

   The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above.

  (i) Investment Income Due and Accrued

   Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2020 and 2019, the Company's nonadmitted investment income due and accrued was zero.

  (j) Nonadmitted Assets

   Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

  (k) Aggregate Reserves and Liability for Deposit-Type Contracts

   Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   In 2019 and prior years, policy reserves on variable annuity contracts were calculated using the Commissioner's Annuity Reserve Valuation Method for Variable Annuities ("VACARVM"), which included valuation interest assumptions that followed the Standard Valuation Law and varied by the contracts' characteristics and their issue year. Effective January 1, 2020, VACARVM reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). See Note 1(v) for a discussion of the impact resulting from this change.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

   Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

   Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

  (l) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

  (m) Interest Maintenance Reserve

   IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

  (n) Asset Valuation Reserve

   AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

  (o) Federal Income Taxes

   The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts.

  (p) Reinsurance

   Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

   Policy and contract liabilities ceded have been reported as reductions to the related reserves.

  (q) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

  (r) Electronic Data Processing ("EDP") Equipment and Software

   EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2020 and 2019, EDP equipment and operating software and non-operating software totaled $5.4 and $8.1, respectively. For the years ended December 31, 2020, 2019 and 2018, total depreciation expense for EDP equipment and operating software and non-operating software was $4.0, $4.1, and $5.7, respectively. Of these amounts, $0.6, $0.5 and $0.3 were related to EDP equipment and operating software as of December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, total accumulated depreciation totaled $108.3 and $125.9, respectively, inclusive of $0.2 and $0.3, respectively, related to EDP equipment and operating software.

  (s) Derivative Instruments

   Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

   The Company uses cross currency swaps, equity index options, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company's annuity liabilities.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  (t) Experience Refunds

   Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

  (u) Going Concern

   The Company's management does not have any doubts about the Company's ability to continue as a going concern within one year from the date the statutory financial statements were issued.

  (v) Accounting Changes

   In 2019, the NAIC approved revisions to PBR and capital for variable annuity products effective January 1, 2020. The NAIC implemented the framework through revisions to VM-21, Actuarial Guideline XLIII and the Life Risk-Based Capital Instructions. As a result of these revisions, the Company recorded additional reserves above prior regulation of $96.0 for its variable annuity products as of January 1, 2020, with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis.

   In November 2018, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, SSAP No. 52, Deposit-Type Contracts, and SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which were effective on December 31, 2019 and applied on a prospective basis. The revisions added product level granularity to the existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics, and added similar disclosures to life products. These revisions did not have an impact on the Company's financial statements; however, revised or new disclosures were included in Note 3.

   In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R, Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 13.

  (w) Correction of Error

   During 2020, the Company recorded a prior period correction related to the quota share percentage used to value reserves for term life conversion policies ceded to its subsidiary, JLIC. To record this correction, the Company increased life reserves and net deferred tax assets by $36.7 and $7.7, respectively, with an offsetting decrease of $29.0 to unassigned surplus. In addition, the Company recorded an increase of $29.0 in its investment in JLIC, with an offsetting increase of $29.0 to unassigned surplus. These corrections did not have a net impact on the Company's surplus and were recorded in accordance with SSAP
No. 3, Accounting Changes and Corrections of Errors.

   During 2019, the Company recorded a prior period correction related to ceded reinsurance premiums on term conversion policies. To record this correction, the Company increased amounts recoverable from reinsurers and funds held by $18.0 and decreased net deferred tax assets by $3.8 with an offsetting increase of $14.2 to unassigned surplus, in accordance with SSAP No. 3.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


(2)Investments

  (a) Bonds and Preferred and Common Stocks

   As of December 31, 2020 and 2019, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

                                                2020
                          --------------------------------------------------------
                                         Gross           Gross
                                     unrealized gains unrealized losses
                                     ---------------- -----------------
                           Carrying    Not             Not
                            value      OTTI     OTTI   OTTI      OTTI   Fair value
                          ----------  --------  ----   ------    ----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $    513.0 $  241.8   $ --  $   --     $--    $   754.8
   All other governments.      149.2     29.3     --    (0.4)     --        178.1
   States, territories,
     and possessions.....      141.4     39.0     --      --      --        180.4
   Special revenue and
     special assessment
     obligations.........      423.5     94.0     --      --      --        517.5
   Industrial and
     miscellaneous.......    8,045.7  1,582.3     --    (7.6)     --      9,620.4
   Residential
     mortgage-backed.....      614.3     72.8    0.6      --      --        687.7
   Commercial
     mortgage-backed.....      803.7     61.5     --    (2.0)     --        863.2
   Other asset-backed
     and structured
     securities..........      701.8     11.1     --    (1.1)     --        711.8
   Hybrids...............       64.4     12.5     --      --      --         76.9
                          ----------  --------  ----   ------    ---    ---------
       Total bonds.......   11,457.0  2,144.3    0.6   (11.1)     --     13,590.8
Preferred and common
  stocks -- nonaffiliates       53.4      1.4    1.0    (0.1)     --         55.7
                          ----------  --------  ----   ------    ---    ---------
   Total bonds and
     preferred and
     common stocks....... $ 11,510.4 $2,145.7   $1.6  $(11.2)    $--    $13,646.5
                          ==========  ========  ====   ======    ===    =========

                                               2019
                          -------------------------------------------------------
                                        Gross           Gross
                                    unrealized gains unrealized losses
                                    ---------------- -----------------
                          Carrying    Not             Not
                           value      OTTI     OTTI   OTTI      OTTI   Fair value
                          ---------  --------  ----   ------    ----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $   545.7 $  143.4   $ --  $   --     $--    $   689.1
   All other governments.     108.3     20.4     --      --      --        128.7
   States, territories,
     and possessions.....     140.8     24.7     --      --      --        165.5
   Special revenue and
     special assessment
     obligations.........     389.9     66.0     --    (0.2)     --        455.7
   Industrial and
     miscellaneous.......   7,830.4    957.5     --    (5.5)     --      8,782.4
   Residential
     mortgage-backed.....     735.7     70.9    0.5    (0.3)     --        806.8
   Commercial
     mortgage-backed.....     837.3     36.9     --    (1.7)     --        872.5
   Other asset-backed
     and structured
     securities..........     801.6      7.4     --    (2.0)     --        807.0
   Hybrids...............      65.7      8.8     --      --      --         74.5
                          ---------  --------  ----   ------    ---    ---------
       Total bonds.......  11,455.4  1,336.0    0.5    (9.7)     --     12,782.2
Preferred and common
  stocks -- nonaffiliates      62.0      1.8     --    (0.4)     --         63.4
                          ---------  --------  ----   ------    ---    ---------
   Total bonds and
     preferred and
     common stocks....... $11,517.4 $1,337.8   $0.5  $(10.1)    $--    $12,845.6
                          =========  ========  ====   ======    ===    =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no unrealized losses on bonds where carrying value equaled fair value as of December 31, 2020 and 2019.

   As of December 31, 2020, the scheduled contractual maturity distribution of the bond portfolio was as follows:

                                                          2020
                                                -------------------------
                                                Carrying value Fair value
                                                -------------- ----------
      Due in one year or less..................   $   258.0    $   262.4
      Due after one year through five years....     1,637.9      1,774.7
      Due after five years through ten years...     1,592.7      1,815.5
      Due after ten years......................     5,848.6      7,475.5
                                                  ---------    ---------
         Subtotals.............................     9,337.2     11,328.1
      Residential mortgage-backed..............       614.3        687.7
      Commercial mortgage-backed...............       803.7        863.2
      Other asset-backed structured securities.       701.8        711.8
                                                  ---------    ---------
         Totals................................   $11,457.0    $13,590.8
                                                  =========    =========

   Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2020 and 2019.

   As of December 31, 2020 and 2019, approximately 70.2% and 68.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2020 and 2019, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus, except for its investment in JLIC of $99.7 as of December 31, 2020 and its investment in Rivermont of $198.9 as of December 31, 2019.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The credit quality mix of the bond portfolio as of December 31, 2020 and 2019 was as follows. The quality ratings represent NAIC designations.

                                          2020                   2019
                                 ---------------------  ---------------------
                                 Carrying value Percent Carrying value Percent
                                 -------------- ------- -------------- -------
  Class 1 -- highest quality....   $ 5,883.2      51.3%   $ 6,234.2      54.4%
  Class 2 -- high quality.......     4,970.3      43.4      4,826.1      42.1
  Class 3 -- medium quality.....       591.3       5.2        366.5       3.2
  Class 4 -- low quality........        12.0       0.1         28.4       0.3
  Class 5 -- lower quality......          --        --           --        --
  Class 6 -- in or near default.         0.2        --          0.2        --
                                   ---------     -----    ---------     -----
     Totals.....................   $11,457.0     100.0%   $11,455.4     100.0%
                                   =========     =====    =========     =====

   Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC or Moody's Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

   There were no bonds in default as of December 31, 2020 and 2019.

  (b) Common Stocks of Affiliates

   The Company's investment in common stocks of affiliates as of December 31, 2020 and 2019 included its proportionate ownership percentage as disclosed in
Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2020, 2019 and 2018:

                           GLICNY   JLIC/1/ Rivermont RLIC VI/2/ RLIC VII/2/ RLIC VIII/2/ RLIC IX RLIC X/2/
-                         --------  ------  --------- ---------  ----------  -----------  ------- --------
2020
Total admitted assets.... $7,656.4  $135.6   $   --   $1,369.2     $120.5      $341.6     $   --   $302.5
Total liabilities........  7,436.9    35.9       --    1,334.2      103.1       305.5         --    285.1
Total capital and surplus    219.5    99.7       --       35.0       17.4        36.1         --     17.4
Net income (loss)........    (50.2)   (0.8)      --        1.6        6.6         3.2         --     (2.6)

2019
Total admitted assets.... $7,604.8  $131.2   $514.6   $1,376.7     $143.4      $341.0     $  0.3   $275.6
Total liabilities........  7,288.1    67.4      0.7    1,313.8      129.9       306.1         --    255.2
Total capital and surplus    316.7    63.8    513.9       62.9       13.5        34.9        0.3     20.4
Net income (loss)........     82.0     2.7    386.0     (347.1)       6.0         5.4       (9.3)    (5.2)

2018
Total admitted assets.... $7,664.4  $128.3   $606.8   $  270.0     $156.7      $333.6     $255.7   $246.6
Total liabilities........  7,430.6    67.7    486.5      252.6      141.7       302.9      241.7    227.3
Total capital and surplus    233.8    60.6    120.3       17.4       15.0        30.7       14.0     19.3
Net income (loss)........    (56.0)    4.9     (1.3)     547.9       (0.7)       (2.8)     528.8    447.8

--------
/1/ During 2020, the Company recorded a prior period correction which increased its investment in JLIC by $29.0. See Note 1(w). / /
/2/ As of December 31, 2020 and 2019, the Company carried its investment in the subsidiary at zero as it had an unassigned deficit, excluding the special surplus funds.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   As of December 31, 2020 and 2019, the Company's investment in GLICNY was $75.7 and $109.2, respectively, and in JLIC was $99.7 and $63.8, respectively. As of December 31, 2019, the Company's investment in Rivermont was $198.9 as it had unassigned surplus, excluding surplus notes outstanding, after the recapture of the reinsurance business in 2019. See Note 8 for additional information. Rivermont was dissolved effective March 12, 2020.

   During 2020, 2019, and 2018, RLIC VII and RLIC VIII had a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department") to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. On January 1, 2018, RLIC IX and RLIC X were granted the same permitted practice as RLIC VII and RLIC VIII. The difference between reserves under NAIC SAP and the permitted practice reserves held by these companies flows through special surplus funds, rather than through the unassigned deficit. In addition, effective December 1, 2019, the Company recaptured all of the term life insurance business from RLIC IX. See Note 8. RLIC IX was dissolved effective April 9, 2020.

   Prior to January 1, 2018, RLIC IX and RLIC X had a permitted practice from the Vermont Department to record an excess of loss ("XOL") reinsurance agreement with Canada Life Assurance Company ("Canada Life") and Hannover Life Reassurance Company of America ("Hannover"), respectively, as a gross admitted asset and as paid in surplus. Effective January 1, 2018, RLIC IX and RLIC X each withdrew this permitted practice.

   Effective June 1, 2018, RLIC VI had a permitted practice (the "RLIC VI Term Life Permitted Practice") from the Delaware Department of Insurance (the "Delaware Department") to carry its term life reserves on a U.S. GAAP basis. The difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI flows through special surplus funds, rather than through the unassigned deficit. RLIC VI also requested and was subsequently granted effective December 1, 2019, an extension of the Delaware Department's previous approval of the RLIC VI Term Life Permitted Practice to include additional term life insurance policies assumed from the Company in 2019. See
Note 8.

   Prior to June 1, 2018, RLIC VI had a permitted practice from the Delaware Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset and as paid in surplus. Effective June 1, 2018, RLIC VI withdrew this permitted practice.

   Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the "New RLIC VI XOL Treaty") with Canada Life, operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice (the "New Universal Life Permitted Practice") from the Delaware Department pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount (the "New RLIC VI XOL Coverage Amount") pursuant to the New RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus.

   The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2020 and 2019, the Company's investment in Newco was $42.8 and $41.0, respectively, of which $1.8 and $2.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97 and will be fully amortized in 2022. The amount amortized for the years ended December 31, 2020, 2019 and 2018 was $1.0 in each year.

   As of December 31, 2020 and 2019, GNWLAAC RE was unaudited and nonadmitted.

  (c) Mortgage Loans

   As of December 31, 2020 and 2019, the Company's mortgage loan portfolio consisted of 393 and 425, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2020 were 4.2% and 3.5%, respectively. All of the mortgage loans were current as of December 31, 2020 and 2019.

   The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2020 and 2019:

                                         2020                2019
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Property type                value     total     value     total
      -------------               -------- ---------- -------- ----------
      Retail..................... $  602.6    35.1%   $  643.2    35.5%
      Industrial.................    506.1    29.5       533.5    29.4
      Office.....................    411.0    23.9       437.5    24.1
      Mixed use..................     80.9     4.7        72.1     4.0
      Apartments.................     75.6     4.4        92.8     5.1
      Other......................     41.1     2.4        33.2     1.9
                                  --------   -----    --------   -----
         Total principal balance. $1,717.3   100.0%   $1,812.3   100.0%
                                  ========   =====    ========   =====

                                         2020                2019
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Geographic region            value     total     value     total
      -----------------           -------- ---------- -------- ----------
      South Atlantic............. $  435.3    25.3%   $  467.6    25.8%
      Pacific....................    408.7    23.8       435.8    24.1
      Middle Atlantic............    193.6    11.3       209.0    11.5
      West North Central.........    169.3     9.9       170.3     9.4
      East North Central.........    141.2     8.2       147.4     8.1
      Mountain...................    134.0     7.8       137.9     7.6
      West South Central.........     99.9     5.8       100.2     5.5
      East South Central.........     73.4     4.3        80.5     4.5
      New England................     61.9     3.6        63.6     3.5
                                  --------   -----    --------   -----
         Total principal balance. $1,717.3   100.0%   $1,812.3   100.0%
                                  ========   =====    ========   =====

   Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2020 and 2019. The Company had no impaired loans as of December 31, 2020 and 2019.

   The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:

                                     2020                        2019
                          --------------------------  --------------------------
                                  Commercial                  Commercial
                          --------------------------  --------------------------
                          Insured All Other   Total   Insured All Other   Total
                          ------- --------- --------  ------- --------- --------
Recorded investment (All)
   Current (less than 30
     days past due)......  $ --   $1,717.3  $1,717.3   $ --   $1,812.3  $1,812.3
Interest reduced
   Recorded investment...  $ --   $    2.5  $    2.5   $ --   $     --  $     --
   Number of loans.......    --          1         1     --         --        --
   Percent reduced.......   -- %       2.0%      2.0%   -- %       -- %      -- %
Participant or co-lender
  in a mortgage loan
  agreement
   Recorded investment...  $ --   $     --  $     --   $ --   $   29.0  $   29.0

   As of December 31, 2020 and 2019, the Company held no farm, mezzanine or residential mortgage loans.

   During the years ended December 31, 2020 and 2019, the Company did not have any modifications or extensions that were considered troubled debt restructurings.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2020, 2019 and 2018, the Company originated zero, $20.4 and $7.8, respectively, in mortgage loans secured by real estate in California. As of December 31, 2020 and 2019, the Company held $264.3 and $286.0, respectively, of mortgages secured by real estate in California, which was 15.4% and 15.8%, respectively, of its total mortgage portfolio.

   The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2020 and 2019:

                                                     2020 Average loan-to-value/(1)/
                                         -------------------------------------------------------
                                                                              Greater
Property type                            0%-50%  51%-60%  61%-75%  76%-100%  than 100%    Total
-------------                            ------  -------  -------  --------  ---------  --------
Retail.................................. $242.4   $173.0   $180.6      $6.6        $--   $ 602.6
Industrial..............................  278.2    142.5     85.4        --         --     506.1
Office..................................  123.3    178.7    106.6       2.4         --     411.0
Mixed use...............................   24.3     16.6     40.0        --         --      80.9
Apartments..............................   42.6     14.8     18.2        --         --      75.6
Other...................................    8.3      4.0     28.8        --         --      41.1
                                         ------   ------   ------      ----        ---  --------
   Total................................ $719.1   $529.6   $459.6      $9.0        $--  $1,717.3
                                         ======   ======   ======      ====        ===  ========
Percent of total........................   41.9%    30.8%    26.8%      0.5%        --%    100.0%
                                         ======   ======   ======      ====        ===  ========
Weighted-average debt service coverage
  ratio/(2) /...........................    2.3      1.8      1.6       1.5         --       2.0
                                         ======   ======   ======      ====        ===  ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


                                      2019 Average loan-to-value/(1)/
                          ------------------------------------------------------
                                                           Greater than
Property type             0%-50%  51%-60% 61%-75% 76%-100%     100%       Total
-------------             ------  ------- ------- -------- ------------ --------
Retail................... $270.6  $141.4  $231.2    $ --       $ --     $  643.2
Industrial...............  240.8   145.2   147.5      --         --        533.5
Office...................  162.2   103.8   171.5      --         --        437.5
Apartments...............   41.3    28.4    23.1      --         --         92.8
Mixed use................   24.6    17.4    30.1      --         --         72.1
Other....................   18.9      --    14.3      --         --         33.2
                          ------  ------  ------    ----       ----     --------
   Total................. $758.4  $436.2  $617.7    $ --       $ --     $1,812.3
                          ======  ======  ======    ====       ====     ========
Percent of total.........   41.8%   24.1%   34.1%    -- %       -- %       100.0%
                          ======  ======  ======    ====       ====     ========
Weighted-average debt
  service coverage
  ratio/(2) /............    2.2     1.8     1.6      --         --          1.9
                          ======  ======  ======    ====       ====     ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2020 and 2019:

                                  2020 Debt service coverage ratio -- fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $ 6.6      $34.5      $117.4      $244.2       $199.9    $  602.6
Industrial...............     2.3        8.8        49.7       200.5        244.8       506.1
Office...................     8.4       17.8        17.3       242.2        125.3       411.0
Mixed use................     0.9         --         9.2        35.9         34.9        80.9
Apartments...............     0.9         --        31.6        23.5         19.6        75.6
Other....................    10.9       15.6          --        10.8          3.8        41.1
                            -----      -----      ------      ------       ------    --------
   Total.................   $30.0      $76.7      $225.2      $757.1       $628.3    $1,717.3
                            =====      =====      ======      ======       ======    ========
Percent of total.........     1.7%       4.5%       13.1%       44.1%        36.6%      100.0%
                            =====      =====      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2) /....    51.7%      58.7%       58.8%       56.8%        42.6%       51.9%
                            =====      =====      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                   2019 Debt service coverage ratio - fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $13.1      $38.4      $136.3      $270.6       $184.8    $  643.2
Industrial...............     9.5       23.7        69.7       174.8        255.8       533.5
Office...................    22.5       16.9        18.2       248.7        131.2       437.5
Apartments...............      --       15.4        23.8        11.2         42.4        92.8
Mixed use................     1.9         --         9.1        32.7         28.4        72.1
Other....................    14.5        1.0         2.4         8.8          6.5        33.2
                            -----      -----      ------      ------       ------    --------
   Total.................   $61.5      $95.4      $259.5      $746.8       $649.1    $1,812.3
                            =====      =====      ======      ======       ======    ========
Percent of total.........     3.4%       5.3%       14.3%       41.2%        35.8%      100.0%
                            =====      =====      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2) /....    63.2%      63.6%       59.8%       56.8%        42.0%       52.5%
                            =====      =====      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   As of December 31, 2020 and 2019, the Company did not have any floating rate mortgage loans.

Low Income Housing Tax Credit

   The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2020:

                                                           Required holding
     Fund name                             Remaining years      period
     ---------                             --------------- ----------------
     Alliant EWA Villages II Hawaii, LLC..        4               15
     Centerline Georgia Investor VII, LLC.        2               15

   The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2020, 2019 and 2018 were as follows:

         Fund name                              State   2020 2019 2018
         ---------                             -------- ---- ---- ----
         Alliant EWA Villages II Hawaii, LLC.. Hawaii   $0.2 $0.2 $0.2
         Centerline Georgia Investor VII, LLC. Georgia    --   --  0.2
         CCL Missouri Investor III, LLC....... Missouri   --   --  0.1
         CCL Missouri Investor V, LLC......... Missouri   --   --  0.1
         Savannah Tax Credit Fund, LLC........ Georgia    --   --  0.1
                                                        ---- ---- ----
         Total................................          $0.2 $0.2 $0.7
                                                        ==== ==== ====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The balance of the investment recognized was as follows:

                 Fund name                            2020 2019
                 ---------                            ---- ----
                 Alliant EWA Villages II Hawaii, LLC. $0.3 $0.5

   As of December 31, 2020, there were no LIHTC properties currently subject to any regulatory reviews.

   As of December 31, 2020, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets.

   The fair value of the below listed limited partnership funds declined during the years ended December 31, 2020, 2019 and 2018 as follows:

                                                       Amount of impairment
                                                       --------------------
           Description                                 2020   2019   2018
           -----------                                 ----   ----   ----
           Macquarie Infrastructures Partners A and B. $--    $2.0   $ --
           Alinda Infrastructure Fund I, L.P..........  --      --    0.1

   The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses.

  (d) Derivative Instruments

   The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

Counterparty Risk

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2020, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2020 and 2019, the Company held derivative counterparty collateral with fair value of $41.1 and $46.0, respectively.

The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2020 and 2019:

                                   2020                    2019
                          ----------------------- -----------------------
                          Carrying Fair  Notional Carrying Fair  Notional
Derivative type            value   value  value    value   value  value
---------------           -------- ----- -------- -------- ----- --------
Financial futures........  $  --   $  -- $  950.1  $  --   $  -- $1,016.1
Cross currency swaps.....   (0.8)    0.3     19.7   (0.1)    0.8     19.7
Equity index options.....   62.7    62.7  2,000.8   80.7    80.7  2,451.0
                           -----   ----- --------  -----   ----- --------
   Totals................  $61.9   $63.0 $2,970.6  $80.6   $81.5 $3,486.8
                           =====   ===== ========  =====   ===== ========

   The financial futures, cross currency swaps, and equity index options in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

   The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2020, 2019 and 2018.

   The Company recorded no unrealized gains or losses as of December 31, 2020 and 2019 resulting from derivatives that no longer qualify for hedge accounting.

   For derivatives accounted for as cash flow hedges of a forecasted transaction:

   1) As of December 31, 2020, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 13 years; and

   2) For the years ended December 31, 2020, 2019, and 2018, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date.

   The futures margin account recorded as part of derivative assets was $0.8 and zero as of December 31, 2020 and 2019, respectively.

   The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Several of the Company's master swap agreements previously contained credit downgrade provisions that allowed either party to assign or terminate derivative transactions if the other party's long-term unsecured credit or financial strength rating was below the limit defined in the applicable agreement. Beginning in 2018, the Company renegotiated with many of its counterparties to remove the credit downgrade provisions from the master swap agreements entirely or replace it with a provision that allows the counterparty to terminate the derivative transactions if the RBC ratio of the Company goes below a certain threshold. During 2019, the Company successfully completed these negotiations and as a result, none of its master swap agreements have credit downgrade provisions as of December 31, 2020. As of December 31, 2020, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements and therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions.

  (e) Net Investment Income

   For the years ended December 31, 2020, 2019 and 2018, the sources of net investment income of the Company were as follows:

                                              2020    2019    2018
                                             ------  ------  ------
           Bonds............................ $551.5  $540.5  $529.4
           Preferred and common stocks......    3.1     4.2     3.8
           Mortgage loans...................   85.2    88.2    87.6
           Contract loans...................   34.4    32.7    27.2
           Short-term investments...........    2.7     7.9     5.0
           Real estate......................    3.6     3.6     3.3
           Other invested assets............    5.8    10.3     6.5
           Derivative instruments...........    0.3     0.3    (5.7)
           Other............................    0.1     0.4     0.4
                                             ------  ------  ------
              Gross investment income.......  686.7   688.1   657.5
           Investment and interest expenses.  (18.0)  (17.9)  (17.7)
                                             ------  ------  ------
              Net investment income......... $668.7  $670.2  $639.8
                                             ======  ======  ======

   The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2020, 2019 and 2018 were as follows:

                                                 2020             2019             2018
                                           ---------------- ---------------- ----------------
                                           General Separate General Separate General Separate
                                           account account  account account  account account
                                           ------- -------- ------- -------- ------- --------
(1) Number of CUSIPS......................     32     --        31     --        22     --
(2) Aggregate amount of investment income. $ 16.2    $--     $ 6.2    $--     $ 2.9    $--

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   For the years ended December 31, 2020, 2019 and 2018, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

                                                                 2020      2019      2018
                                                               --------  --------  --------
Proceeds from sales, maturities or other redemptions of bonds. $1,162.6  $1,068.3  $1,614.4
                                                               ========  ========  ========
Gross realized capital:
   Gains on sales............................................. $  307.7  $  162.0  $  121.8
   Losses on sales............................................   (291.1)   (151.7)   (152.2)
                                                               --------  --------  --------
       Net realized gains (losses) on sales...................     16.6      10.3     (30.4)
Impairment losses.............................................     (2.2)     (2.0)     (0.1)
                                                               --------  --------  --------
       Subtotal...............................................     14.4       8.3     (30.5)
Federal income tax (provision) benefit........................     (5.2)     (5.7)      1.6
Transfers to IMR, net of tax..................................     (3.6)     (4.0)     11.7
                                                               --------  --------  --------
       Realized capital gains (losses), net................... $    5.6  $   (1.4) $  (17.2)
                                                               ========  ========  ========

(f) Impairment of Investment Securities

   The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

   The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

  . The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

  .  The Company intends to sell a security; or

  . The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

   As of December 31, 2020, the Company had no loan-backed securities which recognized OTTI.

   As of December 31, 2020, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

   For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2020:

                                                            2020
                              -----------------------------------------------------------------
                                    Less Than 12 Months               12 Months or More
                              -------------------------------- --------------------------------
                                           Gross                            Gross
                                         unrealized Number of             unrealized Number of
Description of securities     Fair value   losses   securities Fair value   losses   securities
-------------------------     ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity
  securities:
   All other governments.....   $ 17.6     $ (0.4)       3       $  --      $  --        --
   Industrial and
     miscellaneous...........    140.0       (7.3)      27         4.0       (0.3)        2
   Residential
     mortgage-backed.........      0.5         --        2          --         --        --
   Commercial
     mortgage-backed.........     70.7       (2.0)      12          --         --        --
   Other asset-backed
     and structured
     securities..............     54.9       (0.8)      14        40.1       (0.3)       10
                                ------     ------       --       -----      -----        --
Total fixed maturity
  securities.................    283.7      (10.5)      58        44.1       (0.6)       12
                                ------     ------       --       -----      -----        --
Total equity securities......      6.7       (0.1)       1          --         --        --
                                ------     ------       --       -----      -----        --
       Total temporarily
         impaired
         securities..........   $290.4     $(10.6)      59       $44.1      $(0.6)       12
                                ======     ======       ==       =====      =====        ==
% below cost -- fixed
  maturity securities:
   (less than)20% below
     cost....................   $277.9     $ (7.4)      56       $44.1      $(0.6)       12
   20-50% below cost.........      5.8       (3.1)       2          --         --        --
   (greater than)50%
     below cost..............       --         --       --          --         --        --
                                ------     ------       --       -----      -----        --
Total fixed maturity
  securities.................    283.7      (10.5)      58        44.1       (0.6)       12
                                ------     ------       --       -----      -----        --
% below cost -- equity
  securities:
   (less than)20% below
     cost....................      6.7       (0.1)       1          --         --        --
   20-50% below cost.........       --         --       --          --         --        --
   (greater than)50%
     below cost..............       --         --       --          --         --        --
                                ------     ------       --       -----      -----        --
Total equity securities......      6.7       (0.1)       1          --         --        --
       Total temporarily
         impaired
         securities..........   $290.4     $(10.6)      59       $44.1      $(0.6)       12
                                ======     ======       ==       =====      =====        ==
Investment grade --
  fixed maturity
  securities.................   $247.7     $ (5.5)      47       $42.2      $(0.5)       11
Below investment grade
  -- fixed maturity
  securities.................     36.0       (5.0)      11         1.9       (0.1)        1
Investment grade --
  equity securities..........      6.7       (0.1)       1          --         --        --
Below investment grade
  -- equity securities.......       --         --       --          --         --        --
                                ------     ------       --       -----      -----        --
       Total temporarily
         impaired
         securities..........   $290.4     $(10.6)      59       $44.1      $(0.6)       12
                                ======     ======       ==       =====      =====        ==

   For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2019:

                                                        2019
                              ---------------------------------------------------------
                                  Less Than 12 Months           12 Months or More
                              ---------------------------- ----------------------------
                                       Gross                        Gross
                              Fair   unrealized Number of  Fair   unrealized Number of
Description of securities     value    losses   securities value    losses   securities
-------------------------     ------ ---------- ---------- ------ ---------- ----------
Fixed maturity
  securities:
   Special revenue and
     special assessment
     obligations............. $ 18.3   $(0.2)      $ 5     $   --   $  --       $--
   Industrial and
     miscellaneous...........   56.9    (0.9)       17      122.0    (4.7)       18
   Residential
     mortgage-backed.........    9.1    (0.1)        4       12.0    (0.2)        3
   Commercial
     mortgage-backed.........   93.0    (1.6)       16        6.2    (0.1)        2
   Other asset-backed
     and structured
     securities..............  136.5    (0.4)       25      103.0    (1.5)       24
                              ------   -----       ---     ------   -----       ---
Total fixed maturity
  securities.................  313.8    (3.2)       67      243.2    (6.5)       47
                              ------   -----       ---     ------   -----       ---
Total equity securities......     --      --        --        9.6    (0.4)        1
                              ------   -----       ---     ------   -----       ---
       Total temporarily
         impaired
         securities.......... $313.8   $(3.2)       67     $252.8   $(6.9)       48
                              ======   =====       ===     ======   =====       ===
% below cost -- fixed
  maturity securities:
   (less than)20% below
     cost.................... $313.8   $(3.2)       67     $243.2   $(6.5)       47
   20-50% below cost.........     --      --        --         --      --        --
   (greater than)50%
     below cost..............     --      --        --         --      --        --
                              ------   -----       ---     ------   -----       ---
Total fixed maturity
  securities.................  313.8    (3.2)       67      243.2    (6.5)       47
                              ------   -----       ---     ------   -----       ---
% below cost -- equity
  securities:
   (less than)20% below
     cost....................     --      --        --        9.6    (0.4)        1
   20-50% below cost.........     --      --        --         --      --        --
   (greater than)50%
     below cost..............     --      --        --         --      --        --
                              ------   -----       ---     ------   -----       ---
Total equity securities......     --      --        --        9.6    (0.4)        1
                              ------   -----       ---     ------   -----       ---
       Total temporarily
         impaired
         securities.......... $313.8   $(3.2)       67     $252.8   $(6.9)       48
                              ======   =====       ===     ======   =====       ===
Investment grade --
  fixed maturity
  securities................. $305.1   $(3.0)       64     $210.9   $(4.9)       41
Below investment grade
  -- fixed maturity
  securities.................    8.7    (0.2)        3       32.3    (1.6)        6
Investment grade --
  equity securities..........     --      --        --         --      --        --
Below investment grade
  -- equity securities.......     --      --        --        9.6    (0.4)        1
                              ------   -----       ---     ------   -----       ---
       Total temporarily
         impaired
         securities.......... $313.8   $(3.2)       67     $252.8   $(6.9)       48
                              ======   =====       ===     ======   =====       ===

  (g) Sub-prime Mortgage Related Risk

   Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   As of December 31, 2020, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

   The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk.

   The following tables provide information about the Company's sub-prime and Alt-A exposure as of December 31, 2020:

                                                 2020
                            ----------------------------------------------
                                        Book adjusted         OTTI losses
                                        carrying value Fair  recognized to
     Description            Actual cost    ("BACV")    value     date
     -----------            ----------- -------------- ----- -------------
     Structured Securities.    $5.3          $5.3      $5.9      $0.5

   The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2020.

  (h) Securities Lending

   Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts.

   As of December 31, 2020 and 2019, the fair value of loaned securities was $25.4 and $17.1, respectively, and the fair value of the collateral held was $26.0 and $17.7, respectively.

  (i) Assets Pledged as Collateral

   As of December 31, 2020 and 2019, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements.

   The following table provides information on collateral received under securities lending agreements as of December 31, 2020 and 2019:

                                                                                 Amortized cost
                                                                                 --------------
Aggregate amount cash collateral received                                        2020    2019
-----------------------------------------                                         -----  -----
Open............................................................................ $  --   $  --
30 days or less.................................................................  26.0    17.7
31 to 60 days...................................................................    --      --
61 to 90 days...................................................................    --      --
Greater than 90 days............................................................    --      --
   Subtotal.....................................................................  26.0    17.7
                                                                                  -----  -----
Securities received.............................................................    --      --
                                                                                  -----  -----
   Total collateral received.................................................... $26.0   $17.7
                                                                                  =====  =====
The aggregate fair value of all securities acquired from the sale, trade or use
  of the accepted collateral (reinvested collateral)............................ $26.0   $17.7
                                                                                  =====  =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2020 and 2019:

                                          2020                      2019
                                ------------------------- -------------------------
Securities lending              Amortized cost Fair value Amortized cost Fair value
------------------              -------------- ---------- -------------- ----------
Open...........................     $  --        $  --        $  --        $  --
30 days or less................      26.0         26.0         17.7         17.7
31 to 60 days..................        --           --           --           --
61 to 90 days..................        --           --           --           --
91 to 120 days.................        --           --           --           --
121 to 180 days................        --           --           --           --
181 to 365 days................        --           --           --           --
Greater than 365 days..........        --           --           --           --
                                    -----        -----        -----        -----
   Subtotal....................      26.0         26.0         17.7         17.7
Securities received............        --           --           --           --
                                    -----        -----        -----        -----
   Total collateral reinvested.     $26.0        $26.0        $17.7        $17.7
                                    =====        =====        =====        =====

   The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions.

  (j) Restricted Assets

   The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2020 and 2019:

                                Gross (admitted and nonadmitted) restricted                      Percentage
                              ------------------------------------------------            -----------------------
                                          2020
                              ----------------------------
                                                                                              Gross
                                         Total                                              (admitted    Admitted
                                        separate                                 Total         and      restricted
                               Total    account             Total                 2020    nonadmitted)   to total
                              general  restricted           from    Increase/   admitted  restricted to  admitted
Restricted asset category     account    assets    Total    2019    (decrease) restricted total assets    assets
-------------------------     -------- ---------- -------- -------- ---------- ---------- ------------- ----------
Collateral held under
  securities lending
  agreements................. $   26.0    $--     $   26.0 $   17.7   $  8.3    $   26.0       0.1%        0.1%
Federal Home Loan Bank
  ("FHLB") capital stock.....     26.5     --         26.5     23.0      3.5        26.5       0.1         0.1
On deposit with states.......      7.7     --          7.7      7.7       --         7.7        --          --
Pledged as collateral:
   Derivatives...............     83.5     --         83.5     80.5      3.0        83.5       0.4         0.4
   Reinsurance trust.........  1,101.7     --      1,101.7  1,062.8     38.9     1,101.7       5.1         5.2
   FHLB agreements...........    438.8     --        438.8    220.0    218.8       438.8       2.0         2.1
                              --------    ---     -------- --------   ------    --------       ---         ---
       Total restricted
         assets.............. $1,684.2    $--     $1,684.2 $1,411.7   $272.5    $1,684.2       7.7%        7.9%
                              ========    ===     ======== ========   ======    ========       ===         ===

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2020 and 2019.

   As of December 31, 2020 and 2019, the Company held no other restricted assets.

   Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2020 and 2019:

                                           2020
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)   assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --          -- %      -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h. Schedule DL, Part 1..............................  23.3    25.4         0.1        0.2
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.3   $25.4         0.1%       0.2%
                                                     =====   =====         ===        ===

                                     2020
 -----------------------------------------------------------------------------
                                                             % of liability to
                                                      Amount total liabilities
                                                      ------ -----------------
 k. Recognized obligation to return collateral asset. $26.0         0.2%

                                           2019
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)*  assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --         -- %       -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h.Schedule DL, Part 1...............................  16.2    17.1         0.1        0.1
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $16.2   $17.1         0.1%       0.1%
                                                     =====   =====         ===        ===

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


                                      2019
----------------------------------------------------------------------------------
                                                           % of liability to total
Description                                         Amount       liabilities
-----------                                         ------ -----------------------
k.Recognized obligation to return collateral asset. $17.7            0.1%

  (k) Working Capital Finance Investments

   As of December 31, 2020 and 2019, the Company had no working capital finance investments.

  (l) Offsetting and Netting of Assets and Liabilities

   The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2020 and 2019.

  (m) 5GI Securities

   The table below presents 5GI securities held as of December 31, 2020 and 2019:

                                      Number of 5GI                Aggregate fair
                                      Securities    Aggregate BACV   value
            -                         ------------- -------------- --------------
            Investments               2020   2019   2020    2019   2020    2019
            -----------               ----   ----   ----    ----   ----    ----
            (1) Bonds - AC........... $--     --    $ --    $ --   $ --    $ --
            (2) LB&SS - AC...........  --      1      --      --     --      --
            (3) Preferred Stock - AC.  --     --      --      --     --      --
            (4) Preferred Stock - FV.   1      1     0.5     0.5    0.5     0.5
                                      ---     --     ----    ----   ----    ----
            (5) Total (1+2+3+4)......   1      2    $0.5    $0.5   $0.5    $0.5
                                      ===     ==     ====    ====   ====    ====

AC - Amortized cost            FV - Fair value

  (n) Short Sales

   The Company did not have any short sale transactions during the years ended December 31, 2020, 2019 and 2018.

(3)Aggregate Reserves

   As of December 31, 2020 and 2019, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the
Company:

                                       2020              2019
                                 ----------------  ----------------
                                          Interest          Interest
Line of business                  Amount   rates    Amount   rates
----------------                 -------- -------- -------- --------
Individual life:
   Traditional.................. $  560.1   4.2%   $  633.2   4.2%
   Universal....................  5,223.0   4.4%    5,199.5   4.4%
   Supplementary
     contracts with life
     contingencies..............     98.0   3.9%       90.7   4.3%
                                 --------          --------
          Total
            individual
            life................  5,881.1           5,923.4
                                 --------          --------
Group life......................     17.5   4.5%       18.9   4.5%
                                 --------          --------
          Total life............  5,898.6           5,942.3
                                 --------          --------

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                                                                             2020               2019
                                                                                      -----------------  -----------------
                                                                                                Interest           Interest
Line of business                                                                       Amount    rates    Amount    rates
----------------                                                                      --------- -------- --------- --------
Annuities:
   Individual annuities:
       Immediate..................................................................... $ 1,125.5   5.9%   $ 1,219.6   5.9%
       Deferred......................................................................   2,164.8   4.1%     2,598.4   4.1%
       Variable......................................................................      64.4   3.0%        64.0   4.0%
                                                                                      ---------          ---------
          Total
            individual
            annuities................................................................   3,354.7            3,882.0
                                                                                      ---------          ---------
   Group annuities:
       Other group
         annuities...................................................................      35.5   6.4%        39.1   6.4%
                                                                                      ---------          ---------
          Total annuities............................................................   3,390.2            3,921.1
                                                                                      ---------          ---------
Accidental death benefits............................................................       0.6   3.0%         0.6   3.0%
Disability:
   Active lives......................................................................      10.2   4.3%        11.6   4.3%
   Disabled lives....................................................................      75.3   3.4%        73.5   3.4%
                                                                                      ---------          ---------
          Total
            disability...............................................................      85.5               85.1
                                                                                      ---------          ---------
Other reserves.......................................................................   1,780.5   4.1%     1,417.5   4.1%
Accident and health:
   Individual........................................................................       0.8   3.5%         1.0   3.5%
                                                                                      ---------          ---------
          Total accident
            and health...............................................................       0.8                1.0
                                                                                      ---------          ---------

            Total life, annuities, and accident and health aggregate reserves........  11,156.2           11,367.6
                                                                                      ---------          ---------
Deposit-type funds:
   Supplementary
     contracts without
     life contingencies..............................................................     390.4   2.6%       403.8   2.7%
   Other deposit-type
     funds...........................................................................     365.6   2.5%       302.0   3.6%
                                                                                      ---------          ---------
          Total
            deposit-type
            funds....................................................................     756.0              705.8
                                                                                      ---------          ---------
          Total
            aggregate
            reserves and
            deposit-type
            funds.................................................................... $11,912.2          $12,073.4
                                                                                      =========          =========

   Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic,
a-2012, or a-2000 mortality tables.

   As of December 31, 2020 and 2019, the Company had $957.0 and $716.7, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D.

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2020 and 2019.

   Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

   The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

   As of December 31, 2020 and 2019, the Company had $27,243.4 and $29,987.7, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $236.2 and $256.2 as of December 31, 2020 and 2019, respectively, and are reported in aggregate reserves - life and annuity contracts.

   The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions.

   Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract.

   As of December 31, 2020, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

                                                    2020
                            ---------------------------------------------------
                                      Separate
                                      accounts    Separate
                            General     with      accounts              Percent
                            account  guarantees nonguaranteed   Total   of total
A. Individual annuities:    -------- ---------- ------------- --------- --------
  (1) Subject to
   discretionary
   withdrawal:
     a. With market
       value adjustment.... $1,831.1   $12.5      $     --    $ 1,843.6   13.4%
     b. At book value
       less current
       surrender charge
       of 5% or more.......     42.4      --            --         42.4    0.3
     c. At fair value......       --      --       5,279.3      5,279.3   38.3
                            --------   -----      --------    ---------  -----
     d. Total with
       market value
       adjustment or at
       fair value (total
       of a-c).............  1,873.5    12.5       5,279.3      7,165.3   52.0
     e. At book value
       without
       adjustment
       (minimal or no
       charge or
       adjustment).........    838.0      --            --        838.0    6.1
  (2) Not subject to
   discretionary
   withdrawal..............  5,760.0      --          18.3      5,778.3   41.9
                            --------   -----      --------    ---------  -----
  (3) Total (gross:
   direct + assumed).......  8,471.5    12.5       5,297.6     13,781.6  100.0%
                                                                         =====
  (4) Reinsurance ceded....  5,018.8      --            --      5,018.8
                            --------   -----      --------    ---------
  (5) Total net (3) - (4).. $3,452.7   $12.5      $5,297.6    $ 8,762.8
                            ========   =====      ========    =========
  (6) Amount included in
   A(1)b above that will
   move to A(1)e for the
   first time within the
   year after the
   statement date:......... $   22.2   $  --      $     --    $    22.2
                            --------   -----      --------    ---------

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                      Separate
                                      accounts    Separate
                            General     with      accounts             Percent
                            account  guarantees nonguaranteed  Total   of total
B. Group annuities:         -------- ---------- ------------- -------- --------
  (1) Subject to
   discretionary
   withdrawal:
     a. With market
       value adjustment.... $    0.6    $ --        $  --     $    0.6    0.6%
     b. At book value
       less current
       surrender charge
       of 5% or more.......       --      --           --           --     --
     c. At fair value......       --      --         59.6         59.6   62.8
                            --------    ----        -----     --------  -----
     d. Total with
       market value
       adjustment or at
       fair value (total
       of a-c).............      0.6      --         59.6         60.2   63.4
     e. At book value
       without
       adjustment
       (minimal or no
       charge or
       adjustment).........      0.9      --           --          0.9    0.9
  (2) Not subject to
   discretionary
   withdrawal..............     34.0      --           --         34.0   35.7
                            --------    ----        -----     --------  -----
  (3) Total (gross:
   direct + assumed).......     35.5      --         59.6         95.1  100.0%
                                                                        =====
  (4) Reinsurance ceded....       --      --           --           --
                            --------    ----        -----     --------
  (5) Total net (3) - (4).. $   35.5    $ --        $59.6     $   95.1
                            ========    ====        =====     ========
  (6) Amount included in
   B(1)b above that will
   move to B(1)e for the
   first time within the
   year after the
   statement date:......... $     --    $ --        $  --     $     --
                            --------    ----        -----     --------

                                      Separate
                                      accounts    Separate
C. Deposit-type             General     with      accounts             Percent
contracts (no life          account  guarantees nonguaranteed  Total   of total
contingencies):             -------- ---------- ------------- -------- --------
  (1) Subject to
   discretionary
   withdrawal:
     a. With market
       value adjustment.... $     --    $ --        $  --     $     --    -- %
     b. At book value
       less current
       surrender charge
       of 5% or more.......       --      --           --           --     --
     c. At f4air value.....       --      --           --           --     --
                            --------    ----        -----     --------  -----
     d. Total with
       market value
       adjustment or at
       fair value (total
       of a-c).............       --      --           --           --     --
     e. At book value
       without
       adjustment
       (minimal or no
       charge or
       adjustment).........    344.4      --           --        344.4   26.3
  (2) Not subject to
   discretionary
   withdrawal..............    966.7      --           --        966.7   73.7
                            --------    ----        -----     --------  -----
  (3) Total (gross:
   direct + assumed).......  1,311.1      --           --      1,311.1  100.0%
                                                                        =====
  (4) Reinsurance ceded....    555.1      --           --        555.1
                            --------    ----        -----     --------
  (5) Total net (3) - (4).. $  756.0    $ --        $  --     $  756.0
                            ========    ====        =====     ========
  (6) Amount included in
   C(1)b above that will
   move to C(1)e for the
   first time within the
   year after the
   statement date:......... $     --    $ --        $  --     $     --
                            --------    ----        -----     --------

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:

                                                                   Account value Cash value  Reserve
                                                                   ------------- ---------- ---------
A. General account
   (1) Subject to discretionary withdrawal, surrender values, or policy loans;
       a. Term policies with cash value...........................   $     --     $  155.9  $   223.6
       b. Universal life..........................................    1,736.8      1,720.0    2,055.7
       c. Universal life with secondary guarantees................    2,528.0      2,327.0    5,911.2
       d. Indexed universal life..................................       36.3         27.0       33.7
       e. Indexed universal life with secondary guarantees........         --           --         --
       f. Indexed life............................................         --           --         --
       g. Other permanent cash value life insurance...............         --           --         --
       h. Variable life...........................................         --           --         --
       i. Variable universal life.................................       10.8         10.8       11.1
       j. Miscellaneous reserves..................................         --           --         --
   (2) Not subject to discretionary withdrawal or no cash values
       a. Term policies without cash value........................        XXX          XXX    8,145.4
       b. Accidental death benefits...............................        XXX          XXX        0.6
       c. Disability - active lives...............................        XXX          XXX       12.7
       d. Disability - disabled lives.............................        XXX          XXX       78.0
       e. Miscellaneous reserves..................................        XXX          XXX    1,222.6
                                                                     --------     --------  ---------
   (3) Total (gross: direct + assumed)............................    4,311.9      4,240.7   17,694.6
   (4) Reinsurance ceded..........................................    1,172.1      1,044.3   10,620.0
                                                                     --------     --------  ---------
   (5) Total (net) (3) - (4)......................................   $3,139.8     $3,196.4  $ 7,074.6
                                                                     ========     ========  =========

                                                                   Account value Cash value Reserve
                                                                   ------------- ---------- -------
B. Separate account with guarantees
   (1) Subject to discretionary withdrawal, surrender values, or policy loans;
       a. Term policies with cash value...........................     $ --         $ --      $--
       b. Universal life..........................................       --           --       --
       c. Universal life with secondary guarantees................       --           --       --
       d. Indexed universal life..................................       --           --       --
       e. Indexed universal life with secondary guarantees........       --           --       --
       f. Indexed life............................................       --           --       --
       g. Other permanent cash value life insurance...............       --           --       --
       h. Variable life...........................................       --           --       --
       i. Variable universal life.................................       --           --       --
       j. Miscellaneous reserves..................................       --           --       --
   (2) Not subject to discretionary withdrawal or no cash values
       a. Term policies without cash value........................      XXX          XXX       --
       b. Accidental death benefits...............................      XXX          XXX       --
       c. Disability - active lives...............................      XXX          XXX       --
       d. Disability - disabled lives.............................      XXX          XXX       --
       e. Miscellaneous reserves..................................      XXX          XXX       --
                                                                       ----         ----      ---
   (3) Total (gross: direct + assumed)............................       --           --       --
   (4) Reinsurance ceded..........................................       --           --       --
                                                                       ----         ----      ---
   (5) Total (net) (3) - (4)......................................     $ --         $ --      $--
                                                                       ====         ====      ===

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


                                                                   Account value Cash value Reserve
                                                                   ------------- ---------- -------
C. Separate account nonguaranteed
   (1) Subject to discretionary withdrawal, surrender values, or policy loans;
       a. Term policies with cash value...........................    $   --       $   --   $   --
       b. Universal life..........................................        --           --       --
       c. Universal life with secondary guarantees................        --           --       --
       d. Indexed universal life..................................        --           --       --
       e. Indexed universal life with secondary guarantees........        --           --       --
       f. Indexed life............................................        --           --       --
       g. Other permanent cash value life insurance...............        --           --       --
       h. Variable life...........................................        --           --       --
       i. Variable universal life.................................     284.0        284.0    286.5
       j. Miscellaneous reserves..................................        --           --       --
   (2) Not subject to discretionary withdrawal or no cash values
       a. Term policies without cash value........................       XXX          XXX       --
       b. Accidental death benefits...............................       XXX          XXX       --
       c. Disability - active lives...............................       XXX          XXX       --
       d. Disability - disabled lives.............................       XXX          XXX       --
       e. Miscellaneous reserves..................................       XXX          XXX       --
   (3) Total (gross: direct + assumed)............................     284.0        284.0    286.5
                                                                      ------       ------   ------
   (4) Reinsurance ceded..........................................        --           --       --
                                                                      ------       ------   ------
   (5) Total (net) (3) - (4)......................................    $284.0       $284.0   $286.5
                                                                      ======       ======   ======

   Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 were as follows:

                                       2020           2019
                                  -------------- --------------
                                         Net of         Net of
                                  Gross  loading Gross  loading
                                  ------ ------- ------ -------
                Industrial....... $  0.2 $  0.2  $  0.2 $  0.2
                Ordinary renewal.  160.0  399.5   172.9  479.5
                                  ------ ------  ------ ------
                   Total......... $160.2 $399.7  $173.1 $479.7
                                  ====== ======  ====== ======

   The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2020 and 2019.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

   The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2020 and 2019, the Company had reserves related to these guaranteed benefits of $592.6 and $452.9, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2020 and 2019:

                                                                      2020     2019
                                                                    -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.. $2,386.8 $1,851.6
   Net amount at risk.............................................. $    1.7 $    1.6
   Average attained age of contract holders........................       76       76

   Enhanced death benefits (step-up, roll-up, payment protection)
     account value................................................. $1,210.9 $1,762.1
   Net amount at risk.............................................. $  104.8 $  115.2
   Average attained age of contract holders........................       76       76

Account values with living benefit guarantees:
   Guaranteed minimum withdrawal benefits.......................... $1,724.1 $1,819.3
   Guaranteed annuitization benefits............................... $  973.0 $1,003.8

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2020 and 2019, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $608.5 and $647.1, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

(4)Liability for Policy and Contract Claims

   Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.5, $0.6 and $0.6 as of December 31, 2020, 2019 and 2018 respectively, is summarized as follows:

                                                        2020  2019  2018
                                                        ----- ----- -----
       Balance as of January 1......................... $41.0 $42.9 $48.0
       Less reinsurance reserve credit and recoverable.  40.4  42.3  47.2
                                                        ----- ----- -----
              Net balance as of January 1..............   0.6   0.6   0.8
                                                        ----- ----- -----
       Incurred related to:
          Current year.................................    --   0.1    --
          Prior years..................................   0.1   0.1    --
                                                        ----- ----- -----
              Total incurred...........................   0.1   0.2    --
                                                        ----- ----- -----
       Paid related to:
          Current year.................................    --    --    --
          Prior years..................................   0.2   0.2   0.2
                                                        ----- ----- -----
              Total paid...............................   0.2   0.2   0.2
                                                        ----- ----- -----
              Net balance as of December 31............   0.5   0.6   0.6
       Plus reinsurance reserve credit and recoverable.  34.7  40.4  42.3
                                                        ----- ----- -----
       Balance as of December 31....................... $35.2 $41.0 $42.9
                                                        ===== ===== =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

   For the years ended December 31, 2020, 2019 and 2018, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

   The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $113.9 and $84.0 of life contract claims as of December 31, 2020 and 2019, respectively.

(5)Transactions with Affiliates

   The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

   GLIC
   GNA
   Genworth Mortgage Insurance Corporation ("GMIC")
   JLIC
   RLIC VI
   RLIC VII
   RLIC VIII
   RLIC X

   Effective April 9, 2020, RLIC IX was dissolved and returned contributed surplus to the Company in the amount $0.3 in cash on May 20, 2020.

   Effective March 12, 2020, Rivermont was dissolved and returned contributed surplus to the Company in the amounts of $1.5 and $0.1 in cash on March 30, 2020 and April 13, 2020, respectively. On February 12, 2020, Rivermont returned contributed surplus to the Company in the amount of $198.0, which consisted of $15.4 in cash, securities with a book value of $180.9 and accrued interest of $1.7.

   On December 13, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company paid a capital contribution to RLIC VI in the amount of $44.6 in cash.

   On December 12, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company received a return of capital from RLIC IX in the amount of $20.1 in cash.

   During 2019, the Company received a total return of capital from GNWLAAC RE in the amount of $8.8 in cash.

   For years ended December 31, 2020, 2019 and 2018, the Company made net payments for intercompany settlements of $59.9, $60.4 and $64.2, respectively.

   The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

   The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 1.03%, 1.50% and 2.33% during the years ended December 31, 2020, 2019 and 2018, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2020 or 2019.

   The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows:

  . The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to Rivermont which was recorded as a decrease to the Company's unassigned surplus.

  . The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended December 31, 2017 and prior. The Company received this amount on May 11, 2018.

  . The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended December 31, 2017 and prior. The Company paid this amount on May 11, 2018.

Total amounts due from or owed to affiliates as of December 31, 2020 and 2019 are included in the following balance sheet captions:

                                                              2020   2019
                                                             ------ ------
      Assets:
         Amounts recoverable from reinsurers and funds held. $410.4 $410.6
                                                             ------ ------
             Total assets................................... $410.4 $410.6
                                                             ====== ======
      Liabilities:
         Current Federal income tax payable................. $ 38.2 $ 47.8
         Payable to parent, subsidiaries and affiliates.....   10.6    7.3
         Other amounts payable on reinsurance...............   20.7   25.9
                                                             ------ ------
             Total liabilities.............................. $ 69.5 $ 81.0
                                                             ====== ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


(6)Income Taxes

   (a) Components of deferred tax assets and deferred tax liabilities

     1. The components of the net DTA recognized in the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2020 and 2019 were as follows:

                                   2020                    2019                    Change
                          ----------------------- ----------------------- -----------------------
                          Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                          -------- ------- ------ -------- ------- ------ -------- ------- ------
a. Gross DTA.............  $566.1   $10.7  $576.8  $542.3   $11.3  $553.6  $ 23.8   $(0.6) $ 23.2
b. Statutory valuation
  allowance adjustment...      --      --      --      --      --      --      --      --      --
                           ------   -----  ------  ------   -----  ------  ------   -----  ------
c. Adjusted gross DTA
  (1a - 1b)..............   566.1    10.7   576.8   542.3    11.3   553.6    23.8    (0.6)   23.2
d. DTA nonadmitted.......   312.1     5.8   317.9   240.7     5.9   246.6    71.4    (0.1)   71.3
                           ------   -----  ------  ------   -----  ------  ------   -----  ------
e. Subtotal: net
  admitted DTA (1c - 1d).   254.0     4.9   258.9   301.6     5.4   307.0   (47.6)   (0.5)  (48.1)
f. DTL...................   147.0     0.9   147.9   178.1     1.0   179.1   (31.1)   (0.1)  (31.2)
                           ------   -----  ------  ------   -----  ------  ------   -----  ------
g. Net admitted DTA/
  (DTL) (1e - 1f)........  $107.0   $ 4.0  $111.0  $123.5   $ 4.4  $127.9  $(16.5)  $(0.4) $(16.9)
                           ======   =====  ======  ======   =====  ======  ======   =====  ======

     2. Admission calculation components for SSAP No. 101 as of December 31, 2020 and 2019:

                                    2020                    2019                    Change
                           ----------------------- ----------------------- ------------------------
                           Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                           -------- ------- ------ -------- ------- ------ -------- ------- -------
a. Federal income taxes
  paid in prior years
  recoverable through
  loss carrybacks.........  $   --   $ 4.0  $  4.0  $   --   $ 4.4  $  4.4  $   --   $(0.4) $  (0.4)

b. Adjusted gross DTA
  expected to be
  realized (excluding
  the amount of DTA from
  2(a) above) after
  application of the
  threshold limitation.
  (The lessor of 2(b)1
  and 2(b)2 below)........   107.0      --   107.0   123.5      --   123.5   (16.5)     --    (16.5)

   1. Adjusted gross DTA
     expected to be
     realized following
     the balance sheet
     date.................   107.0      --   107.0   123.5      --   123.5   (16.5)     --    (16.5)

   2. Adjusted gross DTA
     allowed per
     limitation threshold.     XXX     XXX   132.1     XXX     XXX   186.1     XXX     XXX    (54.0)

c. Adjusted gross DTA
  (excluding the amount
  of DTA from 2(a) and
  2(b) above) offset by
  gross DTL...............   147.0     0.9   147.9   178.1     1.0   179.1   (31.1)   (0.1)   (31.2)
                            ------   -----  ------  ------   -----  ------  ------   -----  -------
d. DTA admitted as a
  result of the
  application of SSAP
  No. 101 (Total 2(a) +
  2(b) + 2(c))............  $254.0   $ 4.9  $258.9  $301.6   $ 5.4  $307.0  $(47.6)  $(0.5) $ (48.1)
                            ======   =====  ======  ======   =====  ======  ======   =====  =======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


     3.  Ratio used to determine applicable period used in 6(a)2:

                                                                        2020      2019
                                                                      --------  --------
a. Ratio percentage used to determine recovery period and threshold
  limitation amount..................................................      764%      802%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,008.1  $1,368.8

     4.  Impact of tax planning strategies:

         a. Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

                                2020             2019            Change
                          ---------------  ---------------  ---------------
                          Ordinary Capital Ordinary Capital Ordinary Capital
                          -------- ------- -------- ------- -------- -------
1. Adjusted Gross DTAs
  Amount from Note 6a1(c)  $566.1   $10.7   $542.3   $11.3   $ 23.8   $(0.6)

2. Percentage of
  Adjusted Gross DTAs by
  Tax Character
  Attribute to the
  impact of Tax Planning
  Strategies.............      --%     --%      --%     --%      --%     --%

3. Net Admitted Adjusted
  Gross DTAs Amount from
  Note 6a1(e)............  $254.0   $ 4.9   $301.6   $ 5.4   $(47.6)  $(0.5)

4. Percentage of Net
  Admitted Adjusted
  Gross DTAs by Tax
  Character admitted
  because of the impact
  of tax planning
  strategies.............      --%     --%      --%     --%      --%     --%

         b. The Company did not use reinsurance tax planning strategies for the years ended December 31, 2020, 2019 and 2018.

  (b) Unrecognized deferred tax liabilities

   The Company did not have any unrecognized DTLs during the years ended December 31, 2020, 2019 and 2018.

  (c) Current income tax and change in deferred tax

   The provision for income taxes incurred on operations for the years ended December 31, 2020, 2019 and 2018 were as follows:

                                                          2020   2019  Change
                                                         ------  ----- ------
 1. Current Income Taxes
    a. Federal income taxes............................. $(37.6) $38.5 $(76.1)
    b. Foreign income taxes.............................     --     --     --
                                                         ------  ----- ------
    c. Federal and foreign income taxes.................  (37.6)  38.5  (76.1)
    d. Federal income tax on net capital gains (losses).    5.2    5.7   (0.5)
    e. Utilization of capital loss carry forwards.......     --     --     --
    f. Other............................................     --     --     --
                                                         ------  ----- ------
    g. Federal income tax incurred...................... $(32.4) $44.2 $(76.6)
                                                         ======  ===== ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                                          2019   2018   Change
                                                          ----- ------  ------
  1. Current Income Taxes
     a. Federal income taxes............................. $38.5 $(18.8) $57.3
     b. Foreign income taxes.............................    --     --     --
                                                          ----- ------  -----
     c. Federal and foreign income taxes.................  38.5  (18.8)  57.3
     d. Federal income tax on net capital gains (losses).   5.7   (1.6)   7.3
     e. Utilization of capital loss carry forwards.......    --     --     --
     f. Other............................................    --     --     --
                                                          ----- ------  -----
     g. Federal income taxes incurred.................... $44.2 $(20.4) $64.6
                                                          ===== ======  =====

   The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2020 and 2019:

                                                                            2020   2019  Change
                                                                           ------ ------ ------
2. DTA
   A. Ordinary
       1. Discounting of unpaid losses.................................... $   -- $   -- $   --
       2. Unearned premium reserve........................................     --     --     --
       3a. Transition reserves............................................    7.5    9.0   (1.5)
       3b. Policyholder reserves..........................................  407.2  372.7   34.5
       4. Investments.....................................................   14.4   24.4  (10.0)
       5. Deferred acquisition costs......................................  130.3  131.1   (0.8)
       6. Policyholder dividends accrual..................................     --     --     --
       7. Fixed assets....................................................    0.6    0.6     --
       8. Compensation and benefits accrual...............................     --     --     --
       9. Pension accrual.................................................     --     --     --
       10. Receivable-nonadmitted.........................................    1.9    0.2    1.7
       11. Net operating loss carry forward...............................     --     --     --
       12. Tax credit carry forward.......................................    1.8    2.0   (0.2)
       13. Other (including items less than 5% of total ordinary tax
         assets)..........................................................    2.4    2.3    0.1
                                                                           ------ ------ ------
       99. Subtotal ordinary..............................................  566.1  542.3   23.8
   B. Statutory valuation allowance adjustment............................     --     --     --
   C. Nonadmitted DTA.....................................................  312.1  240.7   71.4
                                                                           ------ ------ ------
   D. Admitted ordinary DTA (2A99 - 2B - 2C)..............................  254.0  301.6  (47.6)
   E. Capital.............................................................                   --
       1. Investments.....................................................   10.7   11.3   (0.6)
       2. Net capital loss carry forward..................................     --     --     --
       3. Real estate.....................................................     --     --     --
       4. Other (including items less than 5% of total ordinary tax
         assets)..........................................................     --     --     --
                                                                           ------ ------ ------
       99. Subtotal capital...............................................   10.7   11.3   (0.6)
   F. Statutory valuation allowance adjustment............................     --     --     --
   G. Nonadmitted DTA.....................................................    5.8    5.9   (0.1)
                                                                           ------ ------ ------
   H. Admitted capital DTA (2E99 - 2F - 2G)...............................    4.9    5.4   (0.5)
                                                                           ------ ------ ------
   I. Admitted DTA (2D + 2H).............................................. $258.9 $307.0 $(48.1)
                                                                           ====== ====== ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


                                                       2020   2019  Change
                                                      ------ ------ ------
     3. DTL
        A. Ordinary
            1. Investments........................... $ 12.4 $ 16.6 $ (4.2)
            2. Fixed assets..........................     --     --     --
            3. Deferred and uncollected premiums.....   84.0  100.7  (16.7)
            4(a). Transition reserves................   45.5   54.6   (9.1)
            4(b). Policyholder reserves..............    5.0    6.2   (1.2)
            5. Other.................................    0.1     --    0.1
                                                      ------ ------ ------
            99. Subtotal ordinary....................  147.0  178.1  (31.1)
                                                      ------ ------ ------
        B. Capital
            1. Investments...........................    0.9    1.0   (0.1)
            2. Real estate...........................     --     --     --
            3. Other.................................     --     --     --
                                                      ------ ------ ------
            99. Subtotal capital.....................    0.9    1.0   (0.1)
                                                      ------ ------ ------
        C. DTL (3A99 + 3B99).........................  147.9  179.1  (31.2)
                                                      ------ ------ ------
     4. Net DTA (DTL) (2I - 3C)...................... $111.0 $127.9 $(16.9)
                                                      ====== ====== ======

   Based on an analysis of the Company's tax position for the year ended December 31, 2020, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

   The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

                                                                    December 31,
                                                                    -------------
                                                                     2020   2019  Change
                                                                    ------ ------ ------
Total gross DTA.................................................... $576.8 $553.6 $ 23.2
Statutory valuation allowance adjustment...........................     --     --     --
                                                                    ------ ------ ------
Adjusted gross DTAs................................................  576.8  553.6   23.2
Total gross DTL....................................................  147.9  179.1  (31.2)
                                                                    ------ ------ ------
Net DTA (DTL)...................................................... $428.9 $374.5   54.4
                                                                    ====== ======
Deferred tax on change in net unrealized capital gains (losses)....                 (4.0)
Change in deferred tax for prior period correction (see Note 1(w)).                 (7.7)
                                                                                  ------
Change in net deferred income taxes................................               $ 42.7
                                                                                  ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  (d) Reconciliation of Federal income tax rate to actual effective tax rate

   The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2020, 2019 and 2018:

                                                                            2020    2019    2018
                                                                           ------  ------  ------
Provision computed at statutory tax rate.................................. $(44.3) $ 49.1  $(50.7)
Tax exempt interest.......................................................   (0.4)   (0.4)   (0.4)
Benefit of dividends......................................................   (2.0)   (2.5)   (2.6)
Change in reserve on account of change in valuation basis.................  (20.2)     --      --
Change in tax contingency reserve.........................................     --      --     0.4
Statutory amortization of IMR.............................................   (0.2)     --      --
Foreign taxes.............................................................   (0.5)   (3.5)    0.2
Change in nonadmitted assets..............................................   (0.9)   (1.3)    0.5
Deferred reinsurance gains................................................   (6.2)  (23.7)    8.4
Change in statutory valuation allowance...................................     --      --    (7.4)
Prior year provision to return true-up....................................   (0.5)   (0.8)   (2.7)
Reinsurance transaction treated as nontaxable reorganization (see Note 8).     --    12.0      --
Other adjustments.........................................................    0.1     1.0    (0.1)
                                                                           ------  ------  ------
   Total.................................................................. $(75.1) $ 29.9  $(54.4)
                                                                           ======  ======  ======
Federal income taxes incurred............................................. $(32.4) $ 44.2  $(20.4)
Change in net deferred income taxes.......................................  (42.7)  (14.3)  (34.0)
                                                                           ------  ------  ------
   Total.................................................................. $(75.1) $ 29.9  $(54.4)
                                                                           ======  ======  ======

  (e) Operating loss and tax credit carry forwards and protective tax deposits

   As of December 31, 2020, the Company had no operating losses to carry forward.

   As of December 31, 2020, the Company had tax credits to carry forward that will expire, if unutilized, as follows:

                     Origination year  Amount Expires after
                     ----------------  ------ -------------
                          2013          $0.5      2023
                          2014           0.4      2024
                          2015           0.2      2025
                          2018           0.5      2028
                          2019           0.2      2029

   As of December 31, 2020, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:

                           Tax year  Capital Ordinary
                           --------  ------- --------
                            2019      $5.7     $--
                            2020       5.2      --

   The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  (f) Consolidated Federal income tax return

   The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2020:

   ASI
   Capital Brokerage Corporation
   Genworth
   Genworth Annuity Service Corporation
   Genworth Financial Agency, Inc.
   Genworth Financial Assurance Corporation
   Genworth Financial Services, Inc.
   Genworth Holdings, Inc. ("Genworth Holdings")
   Genworth Insurance Company
   GLIC
   GLICNY
   Genworth Mortgage Holdings, LLC
   Genworth Mortgage Holdings, Inc.
   GMIC
   Genworth Mortgage Insurance Corporation of North Carolina
   Genworth Mortgage Reinsurance Corporation
   Genworth Mortgage Services, LLC
   GNA
   HGI Annuity Service Corporation
   JLIC
   Mayflower Assignment Corporation
   Monument Lane IC 1, Inc.
   Monument Lane IC 2, Inc.
   Monument Lane PCC, Inc.
   Newco
   National Eldercare Referral System, LLC
   Rivermont/1/
   RLIC VI
   RLIC VII
   RLIC VIII
   RLIC IX/2/
   RLIC X
   Sponsored Captive Re, Inc.
   United Pacific Structured Settlement Company
--------
/1/  Rivermont was dissolved effective March 12, 2020.
/2/  RLIC IX was dissolved effective April 9, 2020.

   The Company is a part of the overall Tax Allocation Agreement between Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's Federal consolidated U.S. corporation income tax return.

   The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2020, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $4.5 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.5 for RLIC VIII related to these agreements.

   The Company and its direct parent, GLIC, were also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont. The agreement allocated the tax benefit of Rivermont's net operating losses ("NOLs") from tax years prior to 2009 to the Company. The Company repaid such benefits to Genworth to the extent Rivermont has taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont recorded a current tax benefit and received tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. On February 19, 2020, the special tax sharing agreement with Rivermont was terminated.

   Prior to 2018, the Company also had special tax sharing agreements (the "Old Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old Special Tax Agreement for Federal income tax. Additionally, under the Old Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X.

   In 2018, the Company entered into new special tax sharing agreements (the "New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under the New Special Tax Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded tax payables and an increase in common stock of affiliates of $0.5 and $3.3 to RLIC VI and RLIC X, respectively, and a de minimis tax receivable and a decrease in investment in common stock of affiliates to RLIC IX, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC X and previously RLIC IX at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned deficit.

   Effective January 1, 2018, the Company entered into a new Special Tax Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC X and previously RLIC IX continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC X and previously RLIC IX. The purpose of the new Special Tax Allocation Agreement between the Company and Genworth is to defer the recognition of tax expense and related intercompany tax settlements by the Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC X and previously RLIC
IX. As of December 31, 2020, the Company recorded a decrease to current tax receivable and an increase to unassigned deficit of $4.3 related to this agreement.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The cumulative benefit recognized by the Company relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC X, and previously RLIC IX and the Special Tax Allocation Agreement with Genworth was $410.0 and $418.1 as of December 31, 2020 and 2019, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

   For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2016. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations.

  (g) Federal or foreign income tax loss contingencies

   As of December 31, 2020, 2019 and 2018, the total amount of unrecognized tax benefits was $7.2, which, if recognized, would affect the effective tax rate on operations.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2020, 2019 and 2018, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2020, 2019 and 2018.

   As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2021.

  (h) State transferable and non-transferable tax credits

   The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:

                                                            2020
                                                    ---------------------
      Description of state transferable and               Carrying Unused
      non-transferable tax credits                  State  value   amount
      ----------------------------                  ----- -------- ------
      New Market...................................  MS     $0.4    $0.4
      New Market...................................  NE      0.1     0.1
      Urban Development............................  CT      0.5     0.5
                                                            ----    ----
         Total.....................................         $1.0    $1.0
                                                            ====    ====

                                                            2019
                                                    ---------------------
      Description of state transferable and               Carrying Unused
      non-transferable tax credits                  State  value   amount
      ----------------------------                  ----- -------- ------
      New Market...................................  MS     $0.6    $0.6
      New Market...................................  NE      0.3     0.3
      New Market...................................  NV      0.1     0.1
      Urban Development............................  CT      0.4     0.4
      Urban Development............................  FL      1.1     1.1
                                                            ----    ----
         Total.....................................         $2.5    $2.5
                                                            ====    ====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

   The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2020 and 2019.

   The state tax credits admitted and nonadmitted were as follows:

                                      2020                 2019
                              -------------------- --------------------
                               Total      Total     Total      Total
                              admitted nonadmitted admitted nonadmitted
                              -------- ----------- -------- -----------
         Transferable........   $ --       $--       $ --       $--
         Non-transferable....    1.0        --        2.5        --
                                ----       ---       ----       ---
            Total............   $1.0       $--       $2.5       $--
                                ====       ===       ====       ===

(7)Commitments and Contingencies

  (a) Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company.

   On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. On April 5, 2021, the Company filed an answer to plaintiff's complaint The Company intends to vigorously defend this action.

   On April 6, 2020, the Company was named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Brighton Trustees, LLC, on behalf of and as trustee for Diamond LS Trust; and Bank of Utah, solely as securities intermediary for Diamond LS Trust; on behalf of themselves and all others similarly situated v. Genworth Life and Annuity Insurance Company. On May 13, 2020, the Company was also named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Ronald L. Daubenmier, individually and on behalf of himself and all others similarly situated v. Genworth Life and Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District Court for the Eastern District of Virginia issued an order consolidating the Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that the Company subjected policyholders to an unlawful and excessive cost of insurance increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5.0. On August 31, 2020, the Company filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. The Company intends to continue to vigorously defend this action.

   In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The plaintiff alleged unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the "McBride settlement") that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff's appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and the Company's cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company's counterclaim. The Company intends to continue to vigorously defend the dismissal of this action.

   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et. al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the "Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United States Court of Appeals for the Second Circuit on February 6, 2017. On
March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second Circuit issued a decision affirming the dismissal of this case.

   As of December 31, 2020, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

  (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   As of December 31, 2020 and 2019, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $6.8 and $7.1, respectively, and a related premium tax benefit asset of $7.4 and $7.6, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

   The following table provides information about the Company's guaranty funds receivable as of December 31, 2020 and 2019:

                                                                        2020 2019
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $7.6 $7.4
   Decreases current year:
       Premium tax offset applied......................................  0.5  0.4
   Increases current year:
       Cash payment adjustment.........................................   --  0.4
       True up adjustment..............................................  0.3  0.2
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $7.6
                                                                        ==== ====

   The Company's guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis as of December 31, 2020 and 2019.

  (c) Related Party Guarantees

   The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business.

   There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $258.8 as of December 31, 2020. The guarantee will remain intact until modified or rescinded by the Company's board of directors.

  (d) Commitments

   As of December 31, 2020, the Company had future commitments of $4.7 on its investments in limited partnerships, $4.3 in commercial mortgage loans, and $13.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies and investments in fixed maturity securities.

(8)Reinsurance

   The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

   On March 6, 2019, Scottish Re US Inc. ("Scottish Re"), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. The proposed Plan of Rehabilitation of Scottish Re was filed in the Court of Chancery of the State of Delaware on June 30, 2020. On March 16, 2021, the Receiver filed a Draft Amended Plan of Rehabilitation (the "Amended Plan") that was accompanied by a proposed order requiring the Receiver to file any modifications to the Amended Plan on or before May 3, 2021 with any objections required to be submitted on or before June 7, 2021. The Company does not know what deadlines the Court of Chancery actually will impose or if requests for extensions of time will be made and/or granted. Total ceded reserves to Scottish Re were $15.9 as of December 31, 2020. As of December 31, 2020, reinsurance recoverable included $9.0 related to Scottish Re, but the Company nonadmitted $8.6 for amounts over 90 days past due. The Company will continue to monitor the plan of rehabilitation and the expected recovery of the claims balance.

   The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2020, 2019 and 2018 were as follows:

                    Premiums earned                 Benefits incurred
            -------------------------------  -------------------------------
               2020       2019       2018       2020       2019       2018
            ---------  ---------  ---------  ---------  ---------  ---------
   Direct.. $ 1,107.7  $ 1,179.3  $ 1,226.6  $ 2,261.6  $ 2,201.8  $ 2,251.4
   Assumed.     275.7      287.2      299.0      305.1      248.4      261.3
   Ceded...  (1,208.2)  (2,367.5)  (1,519.2)  (1,809.4)  (1,722.2)  (1,689.7)
            ---------  ---------  ---------  ---------  ---------  ---------
      Net.. $   175.2  $  (901.0) $     6.4  $   757.3  $   728.0  $   823.0
            =========  =========  =========  =========  =========  =========

   The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

  Affiliated Special Purpose Captives Reinsurance Transactions

   The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2020 and 2019 related to these treaties were as follows:

                                                   2020     2019
                                                 -------- --------
              Universal Life Insurance Business
              JLIC..............................     24.2     60.9

              Term Life Insurance Business
              RLIC VI........................... $2,319.3 $2,383.7
              RLIC VII..........................    405.7    502.4
              RLIC VIII.........................  1,041.6  1,046.8
              RLIC X............................    861.3    806.9

  JLIC

   The Company has reinsurance agreements whereby it cedes certain universal life and term life insurance policies to JLIC. During 2020, the Company recorded a prior period correction which decreased reserves ceded to JLIC by $36.7. See Note 1(w).

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  RLIC VI

   The Company is a party to a coinsurance reinsurance agreement with RLIC VI whereby it previously only ceded certain term life insurance business to RLIC
VI. Effective December 1, 2019, the Company amended and restated the coinsurance treaty with RLIC VI to include additional term life and universal life insurance business which was recaptured by the Company from RLIC IX and Rivermont in December 2019 and then ceded to RLIC VI. As a result of this amendment, the Company ceded $1,583.9 of initial premium, with an initial allowance of $888.0 to RLIC VI in 2019. The net consideration of $695.8 was withheld by the Company and recorded as funds withheld.

   For U.S. federal income tax purposes, the reinsurance transactions discussed above between the Company and RLIC VI effective December 1, 2019 were treated as tax-free reinsurance transactions. Therefore, the assets and liabilities of RLIC IX and Rivermont that were recaptured by the Company and subsequently ceded to RLIC VI were transferred without the recognition of a tax gain or loss.

   Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC VI, the Company was responsible for the U.S. federal income tax liabilities of RLIC VI (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC VI due to the reinsurance transactions discussed above.

   Effective December 1, 2019, RLIC VI also entered into a new monthly renewable term ("MRT") reinsurance agreement with Hannover Re (Ireland) DAC ("Hannover Re Ireland") whereby it retroceded 100% of the mortality risk on the additional term life insurance business assumed from the Company on December 1, 2019 to Hannover Re Ireland.

   RLIC VI previously entered into a MRT reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe.

   RLIC VI also entered into an XOL reinsurance agreement with the Company and Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. The coinsurance treaty between the Company and RLIC VI, as well as the XOL reinsurance agreement between the Company, RLIC VI, and Canada Life were amended to reflect the MRT reinsurance agreement change.

   Under the XOL reinsurance agreement with Canada Life, Canada Life Michigan would pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and RLIC VI's capital and surplus, as supported by settlements under the New Re MRT treaty, are exhausted to zero. Effective December 1, 2019, RLIC VI terminated this treaty with Canada Life Michigan and the Company and entered into a new XOL treaty in order to increase the size of the XOL coverage amount given the additional business assumed from the Company. Under the new XOL treaty, in general, Canada Life Barbados will pay claims up to the difference between
(i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the New Re MRT treaty and the Hannover Re MRT treaty, if the term life and universal life funds withheld accounts and RLIC VI's capital and surplus are exhausted to zero.

   During 2020, 2019 and 2018, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.1, $1.5 and $2.4 at the beginning of the period of recapture for the years ended December 31, 2020, 2019 and 2018, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  RLIC VII

   The Company is a party to a coinsurance with funds withheld agreement with RLIC VII whereby it cedes certain term life insurance business to RLIC VII.
RLIC VII is also a party to a MRT reinsurance agreement with SCOR Global Life USA to retrocede 90% of the mortality risk on policies assumed from the Company.

   The Company also entered into an XOL reinsurance agreement with RLIC VII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

  RLIC VIII

   The Company is a party to a coinsurance with funds withheld agreement with RLIC VIII to cede term life insurance business. RLIC VIII entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company.

   The Company also entered into an XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

RLIC X

   The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X.

   The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

   RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change.

   During 2020 and 2019, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.2 and $0.6 at the beginning of the period of recapture for the years ended December 31, 2020 and 2019, respectively.

Rivermont

   The Company previously was a party to an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

January 1, 2001 through June 30, 2006. Effective December 1, 2019, the Company recaptured all of the universal life insurance business previously ceded to Rivermont with such business having $455.2 and $391.4 in coinsurance and modified coinsurance reserves, respectively, as of November 30, 2019 and terminated this reinsurance agreement. As consideration for the recapture, Rivermont paid the Company a recapture fee of $101.7 which represented approximately 80% of the excess economic reserves of the recaptured business. For the recapture fee, Rivermont transferred bonds with market value of $97.1 and a book value of $82.0, accrued interest of $0.9 and cash of $3.7 to the Company. The difference between the recaptured coinsurance reserves of $455.2 and the book value of the assets transferred for the recapture fee recorded through commissions and expense allowances on reinsurance ceded of $86.6 was recorded as a statutory net loss of $368.6 for the Company in 2019. The universal life insurance business recaptured from Rivermont was subsequently ceded to RLIC VI in December 2019 as discussed below. As of December 31, 2019, there was no remaining reinsurance in Rivermont.

   Pursuant to the special tax sharing agreements discussed in Note 6 between the Company and Rivermont, the Company was responsible for the U.S. federal income tax liabilities of Rivermont (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of Rivermont due to the reinsurance transaction discussed above. The special tax sharing agreement with Rivermont discussed above was terminated on February 19, 2020.

   Genworth Holdings entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings guaranteed that Rivermont would receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty was to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provided Rivermont with the required liability payments in the event that there was a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment was remote and would only occur if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco reinsurance assets, and
(c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The limited guaranty was terminated effective December 31, 2019.

   In 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company. Assets were held in a trust to the benefit of the Company as collateral. In January 2020, Rivermont redeemed all of its $315.0 of outstanding surplus notes.

   Genworth entered into a liquidity commitment agreement with Rivermont and the capital market trusts that held the surplus notes issued by Rivermont. The liquidity commitment agreement maintained that Genworth would, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust. The liquidity commitment agreement was terminated effective January 27, 2020.

   On October 24, 2006, the Company also entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligated the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont. This agreement was also terminated effective January 27, 2020.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


RLIC IX

   The Company was a party to a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. RLIC IX also entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland") to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective December 1, 2019, the Company recaptured all of the term life insurance business previously ceded to RLIC IX with such business having $737.3 in reserves as of November 30, 2019 and terminated the RLIC IX Coinsurance Treaty. As consideration for the recapture, RLIC IX paid the Company a net terminal payment of $0.9 in cash on December 12, 2019. The difference between the recaptured reserves of $737.3 and the terminal reserve adjustment recorded through commissions and expense allowances on reinsurance ceded of $225.3 was recorded as a statutory net loss of $512.0 for the Company in 2019. The term life insurance business recaptured from RLIC IX was subsequently ceded to RLIC VI in December 2019 as discussed above. Additionally, the MRT reinsurance agreement between RLIC IX and Hannover Ireland was recaptured and terminated effective December 1, 2019.

   Effective July 1, 2016, the Company entered into an XOL reinsurance agreement with Canada Life and RLIC IX. As per this XOL reinsurance agreement, Canada Life would pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, were exhausted. This agreement was terminated effective December 1, 2019.

   As of December 31, 2019, there was no remaining reinsurance in RLIC IX.

   Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC IX, the Company was responsible for the U.S. federal income tax liabilities of RLIC IX (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC IX due to the reinsurance transactions discussed above. The special tax sharing agreement with RLIC IX discussed above was terminated effective May 1, 2020.

Other Affiliate Reinsurance Transactions

   Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2020 and 2019 were $793.5 and $852.0, respectively.

   Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC") insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2020 and 2019 were $1,540.3 and $1,407.8, respectively.

   Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. Reserves ceded as of December 31, 2020 and 2019 were $75.1 and $85.0, respectively.

   Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $48.6 and $51.6, respectively.

   Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $122.4 and $127.1, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $102.2 and $110.9, respectively.

Significant External Reinsurers

   On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company ("UFLIC") pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2020 and 2019 were $569.7 and $578.4, respectively, and Modco reserves established by the Company as of December 31, 2020 and 2019 for the separate accounts were $1,629.6 and $1,565.8, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2020 and 2019 were $5,067.4 and $5,192.5, respectively.

   Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2020 and 2019 were $0.3 and $0.4, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2020, the amount of assets in the trust was $5,722.1.

   Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2020 and 2019, ceded Modco reserves were $750.2 and $752.9, respectively. Ceded yearly renewable term reserves were $149.1 and $152.7, respectively, and ceded coinsurance reserves were $1,490.7 and $1,430.7, respectively.

   Effective December 1, 2018, the Company amended an existing treaty with Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and YRT basis. This amendment included the following:

  . Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100% quota share Co/Modco basis.

  . Term life insurance issued in 1996 through 2000 previously reinsured on a 25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below.

  . Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was recaptured and added to this treaty on a 100% quota share YRT basis.

  . Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty.

   The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December 1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Effective December 1, 2018, the Company also amended an existing treaty with Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in 1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to 100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7, of which $21.9, net of tax, was deferred.

   Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4.

   Effective August 1, 2018, the Company amended an existing YRT treaty with Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100% quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the Company further amended the Hannover treaty, reducing the quota share to 80% and added the recaptured 20% quota share to the December 1, 2018 Hannover Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

   On December 28, 2017, the Company entered into a binding letter of intent ("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above. The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

   Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede certain term life insurance business. As of December 31, 2020 and 2019, ceded reserves were $1,541.1 and $1,800.8, respectively.

   Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

   As of December 31, 2020, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC
X. There were no RBC implications as there was no shortfall as of December 31, 2020.

(9)  StatutoryCapital and Surplus and Dividend Restriction

   The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2020, 2019 and 2018. The RBC ratio of the Company was 848% and 877% as of December 31, 2020 and 2019, respectively.

   State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2021 is the greater of 10% of the Company's statutory capital and surplus as of December 31, 2020 or its net gain from operations for 2020, with such dividend payout not to exceed the Company's earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2021.

(10)Separate Accounts

   The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

   The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2020, 2019, 2018, 2017 and 2016 were $35.6, $30.9, $23.3, $25.3 and $34.8, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $28.8, $31.1, $34.3, $41.2 and $45.7, for the past five years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

   Assets supporting the Company's separate account product contracts of $5,669.8 and $5,691.8 as of December 31, 2020 and 2019, respectively, were considered legally insulated and not subject to claims of the general account.

   Information regarding the separate accounts of the Company as of and for the year ended December 31, 2020 was as follows:

                                                    Non-indexed
                                                     guarantee   Non-indexed  Non-guaranteed
                                                    less than or  guarantee      separate
                                                    equal to 4%  more than 4%    accounts     Total
                                                    ------------ ------------ -------------- --------
Premiums, considerations or deposits for the year
  ended December 31, 2020..........................     $ --         $ --        $   26.2    $   26.2
                                                        ====         ====        ========    ========
Reserves as of December 31, 2020:
   For accounts with assets at:
       Fair value..................................     $7.8         $4.7        $5,643.7    $5,656.2
                                                        ----         ----        --------    --------
       Total reserves..............................     $7.8         $4.7        $5,643.7    $5,656.2
                                                        ====         ====        ========    ========
   By withdrawal characteristics:
       With fair value adjustment..................     $7.8         $4.7        $     --    $   12.5
       At fair value...............................       --           --         5,643.7     5,643.7
                                                        ----         ----        --------    --------
       Subtotal....................................      7.8          4.7         5,643.7     5,656.2
       Not subject to discretionary withdrawal.....       --           --              --          --
                                                        ----         ----        --------    --------
       Total.......................................     $7.8         $4.7        $5,643.7    $5,656.2
                                                        ====         ====        ========    ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2020 was as follows:

                                                                                               2020
                                                                                             -------
Transfers as reported in the Summary of Operations of the separate accounts statement:
   Transfers to separate accounts........................................................... $  26.2
   Transfers from separate accounts.........................................................   632.9
                                                                                             -------
       Net transfers to separate accounts, per the separate accounts annual statement.......  (606.7)
Reconciling adjustments:
   Transfer to separate accounts -- reinsured...............................................   195.8
                                                                                             -------
       Net transfers from separate accounts, per the Statutory Statement of Summary of
         Operations......................................................................... $(410.9)
                                                                                             =======

   All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)FHLB Funding Agreement

    (1)The Company is a member of the Federal Home Loan Bank of Atlanta ("FHLB Atlanta"). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2020, in the amount of $270.0, which related to total liabilities of $270.7, of which $0.7 was accrued interest. As of December 31, 2019, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $187.5, which related to total liabilities of $188.1, of which $0.6 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets.

    (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019:

      FHLB Capital Stock

       a. Aggregate Totals as of December 31, 2020 and 2019:

                                                                       2020
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     26.5   26.5      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   26.5  $26.5    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


                                                                       2019
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     23.0   23.0      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   23.0  $23.0    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

       b. Membership stock (Class A and B) eligible for redemption

                                                     6 months
                               Not eligible   Less   to less  1 to less
                                   for        than     than     than    3 to 5
  Membership stock  2020 total  redemption  6 months  1 year   3 years  years
  ----------------  ---------- ------------ -------- -------- --------- ------
      Class A......   $  --        $--        $--      $--       $--    $  --
      Class B......    26.5         --         --       --        --     26.5

    (3)Collateral Pledged to FHLB

       a. Amount pledged as of December 31, 2020 and 2019:

                                                             Fair   Carrying Aggregate total
                                                             value   value      borrowing
                                                             ------ -------- ---------------
1. Current year total general and separate accounts total
  collateral pledged (Lines 2+3)............................ $586.6  $438.8      $270.0
2. Current year general account total collateral pledged....  586.6   438.8       270.0
3. Current year separate accounts total collateral pledged..     --      --          --
                                                             ------  ------      ------
4. Prior year-end total general and separate accounts total
  collateral pledged........................................ $259.9  $220.0      $187.5

       b. Maximum amount pledged during reporting period ending December 31, 2020 and 2019:

                                                                             Amount borrowed at
                                                             Fair   Carrying  time of maximum
                                                             value   value       collateral
                                                             ------ -------- ------------------
1. Current year total general and separate accounts maximum
  collateral pledged (Lines 2+3)............................ $620.2  $459.5        $162.5
2. Current year general account maximum collateral
  pledged...................................................  620.2   459.5         162.5
3. Current year separate accounts maximum collateral
  pledged...................................................     --      --            --
                                                             ------  ------        ------
4. Prior year-end total general and separate accounts
  maximum collateral pledged................................ $346.3  $295.1        $212.5

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


    (4)Borrowing from FHLB

       a. Amount as of December 31, 2020 and 2019:

                                                   2020
                                    -----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
        Description                 Total  account accounts established
        -----------                 ------ ------- -------- -----------
        1. Debt.................... $   -- $   --    $--         XXX
        2. Funding agreements......  270.0  270.0     --      $270.7
        3. Other...................     --     --     --         XXX
                                    ------ ------    ---      ------
        4. Aggregate total (1+2+3). $270.0 $270.0    $--      $270.7
                                    ====== ======    ===      ======

                                                   2019
                                    -----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
        Description                 Total  account accounts established
        -----------                 ------ ------- -------- -----------
        1. Debt.................... $   -- $   --    $--         XXX
        2. Funding agreements......  187.5  187.5     --      $188.1
        3. Other...................     --     --     --         XXX
                                    ------ ------    ---      ------
        4. Aggregate total (1+2+3). $187.5 $187.5    $--      $188.1
                                    ====== ======    ===      ======

       b. Maximum amount during reporting period ending December 31, 2020:

                                                    General Separate
           Description                       Total  account accounts
           -----------                       ------ ------- --------
           1. Debt.......................... $   -- $   --    $--
           2. Funding agreements............  312.5  312.5     --
           3. Other.........................     --     --     --
                                             ------ ------    ---
           4. Aggregate total (Lines 1+2+3). $312.5 $312.5    $--
                                             ====== ======    ===

       c. FHLB -- prepayment obligations

                                       Does the company have
                                  prepayment obligations under the
              Description         following arrangements (Yes/No)?
              -----------         --------------------------------
              Debt...............                No
              Funding agreements.                No
              Other..............                No

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


(12)Fair Value of Financial Instruments

   The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2020 and 2019:

                                                    2020
                                 -------------------------------------------
                                                          Net asset
                                                            value
                                 Level 1  Level 2 Level 3   (NAV)    Total
                                 -------- ------- ------- --------- --------
Assets
   Bonds:
       Commercial
         mortgage-backed........ $     --  $ 0.2   $  --     $--    $    0.2
          Total bonds...........       --    0.2      --      --         0.2
   Common stock:
       Industrial and
         miscellaneous..........      5.6     --    26.5      --        32.1
                                 --------  -----   -----     ---    --------
          Total common
            stock...............      5.6     --    26.5      --        32.1
                                 --------  -----   -----     ---    --------
   Cash equivalents:
       Money market
         mutual funds...........    290.6     --      --      --       290.6
                                 --------  -----   -----     ---    --------
          Total cash
            equivalents.........    290.6     --      --      --       290.6
                                 --------  -----   -----     ---    --------
   Derivative assets:
       Equity index
         options................       --     --    62.7      --        62.7
                                 --------  -----   -----     ---    --------
          Total
            derivative
            assets..............       --     --    62.7      --        62.7
                                 --------  -----   -----     ---    --------
   Separate account
     assets.....................  5,644.6   16.9     1.1      --     5,662.6
                                 --------  -----   -----     ---    --------
          Total assets.......... $5,940.8  $17.1   $90.3     $--    $6,048.2
                                 ========  =====   =====     ===    ========

                                                    2019
                                 -------------------------------------------
                                                          Net asset
                                                            value
                                 Level 1  Level 2 Level 3   (NAV)    Total
                                 -------- ------- ------- --------- --------
Assets
   Common stock:
       Industrial and
         miscellaneous.......... $     --  $  --  $ 23.0     $--    $   23.0
                                 --------  -----  ------     ---    --------
          Total common
            stock...............       --     --    23.0      --        23.0
                                 --------  -----  ------     ---    --------
   Cash equivalents:
       Money market
         mutual funds...........    222.5     --      --      --       222.5
                                 --------  -----  ------     ---    --------
          Total cash
            equivalents.........    222.5     --      --      --       222.5
                                 --------  -----  ------     ---    --------
   Derivative assets:
       Equity index
         options................       --     --    80.7      --        80.7
                                 --------  -----  ------     ---    --------
          Total
            derivative
            assets..............       --     --    80.7      --        80.7
                                 --------  -----  ------     ---    --------
   Separate account
     assets.....................  5,658.4   24.2     1.1      --     5,683.7
                                 --------  -----  ------     ---    --------
          Total assets.......... $5,880.9  $24.2  $104.8     $--    $6,009.9
                                 ========  =====  ======     ===    ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2020, 2019 and 2018:

                                                                            2020
                          -------------------------------------------------------------------------------------------
                                                           Total
                                                         gains and
                          Beginning                      (losses)    Total
                           balance                       included  gains and
                            as of    Transfers Transfers  in net    (losses)
                          January 1,   in to    out of    income    included
Investments                  2020     Level 3   Level 3   (loss)   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $ 23.0      $--       $--      $  --     $   --     $ 6.4      $--    $ (2.9)     $--
Separate account assets..      1.1       --        --         --         --        --       --        --       --
Derivative assets........     80.7       --        --       16.9      (13.1)     58.8       --     (80.6)      --
                            ------      ---       ---      -----     ------     -----      ---    ------      ---
   Total assets..........   $104.8      $--       $--      $16.9     $(13.1)    $65.2      $--    $(83.5)     $--
                            ======      ===       ===      =====     ======     =====      ===    ======      ===

                          --------------



                             Ending
                          balance as of
                          December 31,
Investments                   2020
-----------               -------------
Common stock.............     $26.5
Separate account assets..       1.1
Derivative assets........      62.7
                              -----
   Total assets..........     $90.3
                              =====

                                                                            2019
                          -------------------------------------------------------------------------------------------
                                                           Total
                          Beginning                      gains and   Total
                           balance                       (losses)  gains and
                            as of    Transfers Transfers included   (losses)
                          January 1,   in to    out of    in net    included
Investments                  2019     Level 3   Level 3   income   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $24.0       $--       $--      $  --     $  --      $ 2.1      $--    $ (3.1)    $  --
Separate account assets..     1.9        --        --         --      (0.5)        --       --        --      (0.3)
Derivative assets........    39.0        --        --       (5.3)     48.3       62.6       --     (63.9)       --
                            -----       ---       ---      -----     -----      -----      ---    ------     -----
   Total assets..........   $64.9       $--       $--      $(5.3)    $47.8      $64.7      $--    $(67.0)    $(0.3)
                            =====       ===       ===      =====     =====      =====      ===    ======     =====

                          --------------


                             Ending
                          balance as of
                          December 31,
Investments                   2019
-----------               -------------
Common stock.............    $ 23.0
Separate account assets..       1.1
Derivative assets........      80.7
                             ------
   Total assets..........    $104.8
                             ======

                                                                            2018
                          -------------------------------------------------------------------------------------------
                                                           Total
                          Beginning                      gains and   Total
                           balance                       (losses)  gains and
                            as of    Transfers Transfers included   (losses)
                          January 1,   in to    out of    in net    included
Investments                  2018     Level 3   Level 3    loss    in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $16.1       $--       $--      $  --     $   --     $ 8.5      $--    $ (0.6)    $  --
Separate account assets..     3.2        --        --         --       (0.1)       --       --        --      (1.2)
Derivative assets........    79.6        --        --       16.2      (50.7)     74.8       --     (80.9)       --
                            -----       ---       ---      -----     ------     -----      ---    ------     -----
   Total assets..........   $98.9       $--       $--      $16.2     $(50.8)    $83.3      $--    $(81.5)    $(1.2)
                            =====       ===       ===      =====     ======     =====      ===    ======     =====

                          --------------


                             Ending
                          balance as of
                          December 31,
Investments                   2018
-----------               -------------
Common stock.............     $24.0
Separate account assets..       1.9
Derivative assets........      39.0
                              -----
   Total assets..........     $64.9
                              =====

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

   The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2020 and 2019:

                                                               2020
                              ----------------------------------------------------------------------
                                                                                             Not
                                                                               Net asset practicable
                              Aggregate  Admitted                                value    (carrying
Financial instruments         fair value  assets   Level 1   Level 2  Level 3    (NAV)     value)
---------------------         ---------- --------- -------- --------- -------- --------- -----------
Bonds........................ $13,590.8  $11,457.0 $     -- $12,515.9 $1,074.9    $--        $--
Preferred and
  common stocks-nonaffiliates      55.7       53.4     12.3      15.3     28.1     --         --
Separate account assets......   5,662.6    5,662.6  5,644.6      16.9      1.1     --         --
Mortgage loans...............   1,807.3    1,717.3       --        --  1,807.3     --         --
Short-term investments.......       4.3        4.3       --       4.3       --     --         --
Cash equivalents.............     303.6      303.6    303.6        --       --     --         --
Other invested assets........      74.9       57.2       --      74.9       --     --         --
Securities lending
  reinvested collateral......      26.0       26.0       --      26.0       --     --         --
Derivative assets............      63.0       62.7       --       0.3     62.7     --         --
Derivative liabilities.......        --                  --        --       --     --         --

                                                               2019
                              ----------------------------------------------------------------------
                                                                                             Not
                                                                               Net asset practicable
                              Aggregate  Admitted                                value    (carrying
Financial instruments         fair value  assets   Level 1   Level 2  Level 3    (NAV)     value)
---------------------         ---------- --------- -------- --------- -------- --------- -----------
Bonds........................ $12,782.2  $11,455.4 $     -- $11,604.2 $1,178.0    $--        $--
Preferred and
  common stocks-nonaffiliates      63.4       62.0     13.7      25.7     24.0     --         --
Separate account assets......   5,683.7    5,683.7  5,658.4      24.2      1.1     --         --
Mortgage loans...............   1,873.2    1,812.3       --        --  1,873.2     --         --
Short-term investments.......       2.0        2.0       --       2.0       --     --         --
Cash equivalents.............     273.5      273.5    273.5        --       --     --         --
Other invested assets........      70.7       56.7       --      70.7       --     --         --
Securities lending
  reinvested collateral......      17.7       17.7       --      17.7       --     --         --
Derivative assets............      81.5       80.7       --       0.8     80.7     --         --
Derivative liabilities.......        --                  --        --       --     --         --

   The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2020 and 2019, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(13)Retained Assets

   The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

   Credited interest rates ranged from 0.1% to 6.0% for the years ended December 31, 2020 and 2019, and 0.2% to 6.0% for the year ended December 31, 2018. For the years ended December 31, 2020 and 2019 the weighted average crediting rate was 2.6%. For the year ended December 31, 2018, the weighted average crediting rate was 2.5%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010.

   The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2020 and 2019:

                                                   In force
                                       ---------------------------------
                                             2020             2019
                                       ---------------- ----------------
                                       Number of        Number of
                                       policies  Amount policies  Amount
                                       --------- ------ --------- ------
        Up to and including 12 months.     120   $ 20.4     135   $ 24.1
        13 to 24 months...............     100     15.2     161     21.2
        25 to 36 months...............     131     17.6     142     19.5
        37 to 48 months...............     121     17.8     137     17.1
        49 to 60 months...............     117     15.5     274     32.0
        Over 60 months................   3,630    251.7   4,126    238.1
                                         -----   ------   -----   ------
           Total......................   4,219   $338.2   4,975   $352.0
                                         =====   ======   =====   ======

   The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2020, 2019 and 2018. There were no group contracts in 2020, 2019 and 2018.

                                2020              2019              2018
                          ----------------  ----------------  ----------------
                          Number of         Number of         Number of
                          policies  Amount  policies  Amount  policies  Amount
                          --------- ------  --------- ------  --------- ------
Retained assets accounts
  as of the beginning of
  the year...............   4,975   $352.0    5,312   $370.8    5,616   $390.9
Retained asset accounts
  issued/ added during
  the year...............     133     28.2      158     43.6      220     46.5
Investment earnings
  credited to retained
  asset accounts during
  the year...............      --      8.8       --      9.2       --      9.7
Fees and other charges
  assessed to retained
  asset accounts during
  the year...............      --       --       --       --       --       --
Retained asset accounts
  transferred to state
  unclaimed property
  funds during the year..     (17)      --      (26)    (0.2)     (19)    (0.2)
Retained asset accounts
  closed/ withdrawn
  during the year........    (872)   (50.8)    (469)   (71.4)    (505)   (76.1)
                            -----   ------    -----   ------    -----   ------
Retained asset accounts
  at the end of the year.   4,219   $338.2    4,975   $352.0    5,312   $370.8
                            =====   ======    =====   ======    =====   ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


(14)Risk Sharing Provisions of the Affordable Care Act

   The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

(15) Investments in SCA Entities

   The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2020 and 2019:

                                                                                                          NAIC reject
                                                                                                            entity's
                                                                                                           valuation
                                                                               NAIC     2020      2019      method,
Description of                                                       Type of response   NAIC      NAIC    resubmission
SCA investment (excluding Gross  Nonadmitted Admitted Date of filing  NAIC   received valuation valuation   required
8.b.i entities)           amount   amount     amount     to NAIC     filing  (yes/no)  amount    amount     (yes/no)
---------------           ------ ----------- -------- -------------- ------- -------- --------- --------- ------------
ASI (VA)*................ $  --     $ --      $  --      9/6/2017     Sub-1    yes      $  --     $  --        no
Newco (VA)...............  42.8       --       42.8      7/2/2020     Sub-2    yes       41.0      39.2        no
Genworth Financial Agency   0.5      0.5         --     12/5/2017     Sub-1    yes         --        --        no
                          -----     ----      -----                                     -----     -----
Aggregate Total.......... $43.3     $0.5      $42.8                                     $41.0     $39.2
                          =====     ====      =====                                     =====     =====

--------
*  ASI (VA) rounds to zero.

(16)Subsequent Events

   There were no material events that occurred subsequent to December 31, 2020. Subsequent events have been considered through April 22, 2021, the date the statutory financial statements were issued.